UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: August 31, 2010
Date of reporting period: August 31, 2010

Item 1.  Report to Stockholders.

ANNUAL REPORT AUGUST 31, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Domestic Equity Index Funds

Direxion Monthly Small Cap Bull 2X Fund (DXRLX)	Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
(formerly Small Cap Bull 2.5X Fund)	(formerly Small Cap Bear 2.5X Fund)

Fixed Income Funds

Direxion Monthly 10 Year Note Bull 2X Fund (DXKLX)	Direxion Monthly 10 Year Note Bear 2X Fund (DXKSX)
(formerly 10 Year Note Bull 2.5X Fund)	(formerly 10 Year Note Bear 2.5X Fund)
Dynamic HY Bond Fund (PDHYX)	HY Bear Fund (PHBRX)

Specialty Funds

Direxion Monthly Commodity Bull 2X Fund (DXCLX)
(formerly Commodity Bull 2X Fund)

International Funds

Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)	Direxion Monthly Emerging Markets Bear 2X Fund (DXESX)
(formerly Emerging Markets Bull 2X Fund)	(formerly Emerging Markets Bear 2X Fund)
Direxion Monthly Developed Markets Bull 2X Fund (DXDLX)	Direxion Monthly Developed Markets Bear 2X Fund (DXDSX)
(formerly Developed Markets Bull 2X Fund)	(formerly Developed Markets Bear 2X Fund)
Direxion Monthly China Bull 2X Fund (DXHLX)
(formerly China Bull 2X Fund)

Money Market Funds

U.S. Government Money Market Fund (DXMXX)

Letter to Shareholders	2

Performance Summary	5

Expense Example	17

Allocation of Portfolio Holdings	19

Schedule of Investments	20

Financial Statements	33

Financial Highlights	48

Notes to the Financial Statements	51

Report of Independent Registered Public Accounting Firm	70

Additional Information	71

Investment Advisory and Subadvisory Agreements Approvals	72

Information on Board of Trustees and Officers	76

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Letter to Shareholders

Dear Shareholders,

This Annual Report for the Direxion Funds covers the period from September 1, 2009 to August 31, 2010 (the “Annual Period”). During the Annual Period, the S&P 500 Index returned 4.91%, the NASDAQ-100 Index returned 9.50%, the Barclays Capital U.S. Aggregate Bond Index returned 9.18% and the Lipper High Yield Bond Fund Index (the “Lipper”) returned 19.58%.

By the beginning of the Annual Period, the markets had recovered some of the losses experienced in 2008 and early 2009 and volatility had begun to return to more normalized levels. However, despite substantial governmental stimulus and low interest rates, economic growth remained weak and the markets reflected the uncertainty of the economic picture. Equity markets were strong from the beginning of the period through the end of April but declined sharply from May through August. Fixed income markets continued to rally as fiscal concerns were pushed aside by the search for yield. The outlook for the domestic and global economies remained uncertain and job growth was very weak during the period. In Europe, the sovereign debt crisis in Greece and potential problems in Ireland and Spain left markets unsettled. Finally, China’s tightening of monetary policy and efforts to curb an overvalued real estate market raised concerns about continued growth there.

This report will account for two periods with differing investment objectives: September 1, 2009 – September 30, 2009 and October 1, 2009 – August 31, 2010. Effective September 30, 2009, all Direxion Leveraged Index Funds modified their investment objectives from daily investment objectives to calendar month investment objectives. In addition, all Funds which previously sought to achieve 250% or -250% of the performance of their index benchmark on a daily basis began to seek 200% or -200% of the performance of their index benchmark on a monthly basis.

Direxion maintains models which indicate the expected performance of each Leveraged Index Fund in light of the path of the relevant benchmark, the Fund’s expense ratios and the impact of leveraging the Fund’s portfolio. The models do not take into account the size of a Fund or any transaction fees associated with creating a Fund’s portfolio, but do take into account a Fund’s expense ratio and financing implications. A brief comparison of the actual versus expected returns for each of the Funds in this Annual Report follows.

The Small Cap Bull 2.5X Fund and the Small Cap Bear 2.5X Fund sought to provide 250% and -250% of the daily return of the Russell 2000 Index through September 30, 2009. The Small Cap Bull 2.5X Fund returned 14.13%, 10 basis points higher than its expected return of 14.03%. The Small Cap Bear 2.5X Fund returned -14.58%, 1 basis point lower than its expected return of -14.57%. The Russell 2000 Index itself returned 5.77% (September 1, 2009 – September 30, 2009).

The Direxion Monthly Small Cap Bull 2X Fund and the Direxion Monthly Small Cap Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the Russell 2000 Index. The Direxion Monthly Small Cap Bull 2X Fund returned -4.43%, 106 basis points higher than its expected return of -5.49%. The Direxion Monthly Small Cap Bear 2X Fund returned -17.26%, 109 basis points lower than its expected return of -16.17%. The Russell 2000 Index itself returned 0.79% (September 30, 2009 – August 31, 2010).

The 10 Year Note Bull 2.5X Fund and the 10 Year Note Bear 2.5X Fund sought to provide 250% and -250% of the daily return of the NYSE Current 10 Year Treasury Index through September 30, 2009. The 10 Year Note Bull 2.5X Fund returned 2.23%, 31 basis points lower than its expected return of 2.54%. The 10 Year Note Bear 2.5X Fund returned -2.94%, 10 basis points higher than its expected return of -3.04%. The NYSE Current 10 Year Treasury Index itself returned 1.10% (September 1, 2009 – September 30, 2009).

The Direxion Monthly 10 Year Note Bull 2X Fund and the Direxion Monthly 10 Year Note Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the NYSE Current 10 Year Treasury Index. The Direxion Monthly 10 Year Note Bull 2X Fund returned 16.81%, 204 basis points lower than its expected return of 18.85%. The Direxion Monthly 10 Year Note Bear 2X Fund returned -21.76%, 52 basis points lower than its expected return of -21.24%. The NYSE Current 10 Year Treasury Index itself returned 10.40% (September 30, 2009 – August 31, 2010).

The Commodity Bull 2X Fund sought to provide 200% of the daily return of the Morgan Stanley Commodity Related Index through September 30, 2009. The Commodity Bull 2X Fund returned 13.13%, 20 basis points higher than its expected return of 12.93%. The Morgan Stanley Commodity Related Index itself returned 6.75% (September 1, 2009 – September 30, 2009).

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

The Direxion Monthly Commodity Bull 2X Fund seeks to provide 200% of the calendar month return of the Morgan Stanley Commodity Related Index. The Direxion Monthly Commodity Bull 2X Fund returned 5.76%, 176 basis points higher than its expected return of 4.00%. The Morgan Stanley Commodity Related Index itself returned 6.62% (September 30, 2009 – August 31, 2010).

The Emerging Markets Bull 2X Fund and the Emerging Markets Bear 2X Fund sought to provide 200% and -200% of the daily return of the MSCI Emerging Markets Index through September 30, 2009. The Emerging Markets Bull 2X Fund returned 20.57%, 15 basis points lower than its expected return of 20.72%. The Emerging Markets Bear 2X Fund returned -18.93%, 21 basis points lower than its expected return of -18.72%. The MSCI Emerging Markets Index itself returned 10.20% (September 1, 2009 – September 30, 2009).

The Direxion Monthly Emerging Markets Bull 2X Fund and the Direxion Monthly Emerging Markets Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the MSCI Emerging Markets Index. The Direxion Monthly Emerging Markets Bull 2X Fund returned 0.13%, 200 basis points lower than its expected return of 2.13%. The Direxion Monthly Emerging Markets Bear 2X Fund returned -21.98%, 67 basis points lower than its expected return of -21.31%. The MSCI Emerging Markets Index itself returned 4.52% (September 30, 2009 – August 31, 2010).

The Developed Markets Bull 2X Fund and the Developed Markets Bear 2X Fund sought to provide 200% and -200% of the daily return of the MSCI EAFE Index through September 30, 2009. The Developed Markets Bull 2X Fund returned 7.14%, 14 basis points lower than its expected return of 7.28%. The Developed Markets Bear 2X Fund returned -8.58%, 39 basis points lower than its expected return of -8.19%. The MSCI EAFE Index itself returned 3.83% (September 1, 2009 – September 30, 2009).

The Direxion Monthly Developed Markets Bull 2X Fund and the Direxion Monthly Developed Markets Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the MSCI EAFE Index. The Direxion Monthly Developed Markets Bull 2X Fund returned -18.26%, 79 basis points lower than its expected return of -17.47%. The Direxion Monthly Developed Markets Bear 2X Fund returned -0.96%, 54 basis points lower than its expected return of -0.42%. The MSCI EAFE Index itself returned -6.24% (September 30, 2009 – August 31, 2010).

The China Bull 2X Fund sought to provide 200% of the daily return of the FTSE/Xinhua China 25 Index through September 30, 2009. The China Bull 2X Fund returned 7.64%, 4 basis points higher than its expected return of 7.60%. The FTSE/Xinhua China 25 Index itself returned 4.17% (September 1, 2009 – September 30, 2009).

The Direxion Monthly China Bull 2X Fund seeks to provide 200% of the calendar month return of the FTSE/Xinhua China 25 Index. The China Bull 2X Fund returned -8.89%, 55 basis points higher than its expected return of -9.44%. The FTSE/Xinhua China 25 Index itself returned -2.43% (September 30, 2009 – August 31, 2010).

The Dynamic High Yield Bond Fund provided a total return of 8.82% for the period compared with a return of 19.58% for the Lipper. The Fund’s investment objective is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower quality debt instruments. During the period, the Fund generally used the Markit CDX North America High Yield Index (“CDX”) for core exposure and sought additional exposure through a small allocation to equity futures. The CDX does not provide interest rate exposure and, as a consequence, the Dynamic HY Bond Fund benefitted from improved credit spreads and a rally in equities but did not profit from declining interest rates. The lack of interest rate exposure explains the divergence between the return of the Dynamic High Yield Bond Fund and the Lipper. For the Annual Period, the HY Bear Fund returned -15.44%. The HY Bear Fund was harmed by the improved credit picture and the equity rally as it generally held short positions in a credit derivative index and limited equity exposure.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Patrick Rudnick
Chief Investment Officer	Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratios of the Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 10 Year Note Bull 2X Fund, Direxion Monthly 10 Year Note Bear 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Emerging Markets Bear 2X Fund, Direxion Monthly Developed Markets Bull 2X Fund, Direxion Monthly Developed Markets Bear 2X Fund and Direxion Monthly China Bull 2X Fund are 2.05%, 2.02%, 1.93%, 7.44%, 2.02%, 2.04%, 1.99%, 2.05%, 2.00% and 2.03%, respectively, net of any fee, waivers or expense reimbursements.*

The total annual fund operating expense ratios of the Dynamic HY Bond Fund and the HY Bear Fund are 2.01% and 2.04%, respectively, net of any fee, waivers or expense reimbursements.**

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 22, 2010

*	The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expense ratios would be 1.90% for each Fund except the Direxion Monthly 10 Year Note Bear 2X Fund. The total annual fund operating expense ratio of the Direxion Monthly 10 Year Note Bear 2X Fund would be 7.28%.

**	The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expense ratios would be 1.85% for the Dynamic HY Bond Fund and 1.90% for the HY Bear Fund.

Direxion Monthly Small Cap Bull 2X Fund
August 31, 2000 - August 31, 2010 (Unaudited)

Investment Objective: Seeks monthly investment results, before fees and expenses, of 200% of the price performance of the Russell 2000 Index.

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years

Direxion Monthly Small Cap Bull 2X Fund	9.13%	(37.45%)	(23.65%)	(11.50%)

Russell 2000 Index	6.60%	(7.44%)	(0.69%)	2.48%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of the calendar month will generally receive more, or less, than 200% (or -200%) exposure to its index. Prior to September 30, 2009, the Fund sought daily leveraged investment results of 250% (or -250%) exposure to its index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure1

%
Investment Type	Net Assets

Swap Contracts	200.5%

Total Exposure	200.5%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of August 31, 2010.

DIREXION ANNUAL REPORT  5

Direxion Monthly Small Cap Bear 2X Fund
August 31, 2000 - August 31, 2010 (Unaudited)

Investment Objective: Seeks monthly investment results, before fees and expenses, of 200% of the inverse of the price performance of the Russell 2000 Index.

	Average Annual Total Return[1]
	1 Year	3 Years	5 Years	10 Years

Direxion Monthly Small Cap Bear 2X Fund	(29.36%)	(31.01%)	(26.88%)	(18.87%)

Russell 2000 Index	6.60%	(7.44%)	(0.69%)	2.48%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of the calendar month will generally receive more, or less, than 200% (or -200%) exposure to its index. Prior to September 30, 2009, the Fund sought daily leveraged investment results of 250% (or -250%) exposure to its index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

	%
Investment Type	Net Assets

Swap Contracts	(200.3%	)

Total Exposure	(200.3%	)

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of August 31, 2010.

6  DIREXION ANNUAL REPORT

Direxion Monthly 10 Year Bull 2X Fund
March 31, 20051 - August 31, 2010 (Unaudited)

Investment Objective: The Direxion Monthly 10 Year Note Bull 2X Fund seeks monthly investment results, before fees and expenses, of 200% of the performance of the NYSE Current 10 Year U.S. Treasury Index.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

Direxion Monthly 10 Year Bull 2X Fund	19.41%	18.86%	10.54%	10.64%
10-Year U.S. Treasury Note[3]	11.58%	9.34%	6.25%	6.75%
NYSE Current 10 Year U.S. Treasury Index[3]	11.61%	N/A	N/A	N/A

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of the calendar month will generally receive more, or less, than 200% (or -200%) exposure to its index. Prior to September 30, 2009, the Fund sought daily leveraged investment results of 250% (or -250%) exposure to its index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the NYSE Current 10 Year U.S. Treasury Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Swap Contracts	199.9%

Total Exposure	199.9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.
[3]	On August 31, 2009, the NYSE Current 10 Year U.S. Treasury Index replaced the 10-Year U.S. Treasury Note as benchmark. The NYSE Current 10 Year U.S. Treasury Index commenced operations on April 2, 2009. The average annual return for the period from April 2, 2009 to August 31, 2010 was 4.11%.

DIREXION ANNUAL REPORT  7

Direxion Monthly 10 Year Bear 2X Fund
May 17, 20041 - August 31, 2010 (Unaudited)

Investment Objective: The Direxion Monthly 10 Year Note Bear 2X Fund seeks monthly investment results, before fees and expenses, of 200% of the inverse of the performance of the NYSE Current 10 Year U.S. Treasury Index.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

Direxion Monthly 10 Year Bear 2X Fund	(24.06%)	(21.92%)	(12.57%)	(12.41%)
10-Year U.S. Treasury Note[3]	11.58%	9.34%	6.25%	6.45%
NYSE Current 10 Year U.S. Treasury Index[3]	11.61%	N/A	N/A	N/A

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of the calendar month will generally receive more, or less, than 200% (or -200%) exposure to its index. Prior to September 30, 2009, the Fund sought daily leveraged investment results of 250% (or -250%) exposure to its index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the NYSE Current 10 Year U.S. Treasury Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

	%
Investment Type	Net Assets

Swap Contracts	(199.9%	)

Total Exposure	(199.9%	)

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.
[3]	On August 31, 2009, the NYSE Current 10 Year U.S. Treasury Index replaced the 10-Year U.S. Treasury Note as benchmark. The NYSE Current 10 Year U.S. Treasury Index commenced operations on April 2, 2009. The average annual return for the period from April 2, 2009 to August 31, 2010 was 4.11%.

8  DIREXION ANNUAL REPORT

Dynamic HY Bond Fund
July 1, 20041 - August 31, 2010 (Unaudited)

Investment Objective: Seeks to maximize total return by investing primarily in high-yield debt instruments, commonly referred to as “junk bonds”, and derivatives of such instruments, including derivatives which isolate the credit component of such junk bonds.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

Dynamic HY Bond Fund	8.82%	(2.94%)	0.70%	0.41%
Barclays Capital U.S. Aggregate Bond Index[3]	9.18%	7.65%	5.96%	5.94%
Barclays Capital U.S. Corporate High-Yield Bond Index[3]	21.52%	8.61%	7.51%	8.12%
Lipper High Yield Bond Fund Index	19.58%	4.96%	5.23%	6.09%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Barclays Capital U.S. Aggregate Bond Index, the Barclays Capital U.S. Corporate High-Yield Bond Index and the Lipper High Yield Bond Fund Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Futures Contracts	4.8%
Swap Contracts	68.5%

Total Exposure	73.2%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.
[3]	Effective December 29, 2009, the Barclays Capital U.S. Corporate High-Yield Bond Index has replaced the Barclays Capital U.S. Aggregate Bond Index as a more appropriate comparative benchmark.

DIREXION ANNUAL REPORT  9

HY Bear Fund
September 20, 20051 - August 31, 2010 (Unaudited)

Investment Objective: Seeks to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

HY Bear Fund	(15.44%)	(6.04%)	(4.34%)
Barclays Capital U.S. Aggregate Bond Index[3]	9.18%	7.65%	6.17%
Barclays Capital U.S. Corporate High-Yield Bond Index[3]	21.52%	8.61%	7.75%
Lipper High Yield Bond Fund Index	19.58%	4.96%	5.28%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Barclays Capital U.S. Aggregate Bond Index, the Barclays Capital U.S. Corporate High-Yield Bond Index and the Lipper High Yield Bond Fund Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Futures Contracts	9.5%
Swap Contracts	83.2%

Total Exposure	92.7%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.
[3]	Effective December 29, 2009, the Barclays Capital U.S. Corporate High-Yield Bond Index has replaced the Barclays Capital U.S. Aggregate Bond Index as a more appropriate comparative benchmark.

10  DIREXION ANNUAL REPORT

Direxion Monthly Commodity Bull 2X Fund
February 17, 20051- August 31, 2010 (Unaudited)

Investment Objective: Seeks monthly investment results, before fees and expenses, of 200% of the price performance of the Morgan Stanley Commodity Related Equity Index.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

Direxion Monthly Commodity Bull 2X Fund	19.65%	(18.49%)	(5.15%)	(0.72%)
Morgan Stanley Commodity Related Index	12.46%	(0.12%)	10.02%	10.42%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of the calendar month will generally receive more, or less, than 200% (or -200%) exposure to its index. Prior to September 30, 2009, the Fund sought daily leveraged investment results of 200% (or -200%) exposure to its index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Morgan Stanley Commodity Related Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Swap Contracts	200.5%

Total Exposure	200.5%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.

DIREXION ANNUAL REPORT  11

Direxion Monthly Emerging Markets Bull 2X Fund
November 1, 20051 - August 31, 2010 (Unaudited)

Investment Objective: Seeks monthly investment results, before fees and expenses, of 200% of the price performance of the MSCI Emerging Markets Index.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Direxion Monthly Emerging Markets Bull 2X Fund	20.73%	(27.97%)	(4.39%)

MSCI Emerging Markets Index	15.56%	(3.72%)	9.47%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of the calendar month will generally receive more, or less, than 200% (or -200%) exposure to its index. Prior to September 30, 2009, the Fund sought daily leveraged investment results of 200% (or -200%) exposure to its index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI Emerging Markets Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Swap Contracts	200.0%

Total Exposure	200.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.

12  DIREXION ANNUAL REPORT

Direxion Monthly Emerging Markets Bear 2X Fund
November 4, 20051 - August 31, 2010 (Unaudited)

Investment Objective: Seeks monthly investment results, before fees and expenses, of 200% of the inverse of the price performance of the MSCI Emerging Markets Index.

	Average Annual Total Return[2]
					Since
	1 Year		3 Years		Inception

Direxion Monthly Emerging Markets Bear 2X Fund	(36.74%	)	(53.68%	)	(51.93%	)

MSCI Emerging Markets Index	15.56%		(3.72%	)	9.09%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of the calendar month will generally receive more, or less, than 200% (or -200%) exposure to its index. Prior to September 30, 2009, the Fund sought daily leveraged investment results of 200% (or -200%) exposure to its index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI Emerging Markets Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

	%
Investment Type	Net Assets

Swap Contracts	(200.2%	)

Total Exposure	(200.2%	)

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.

DIREXION ANNUAL REPORT  13

Direxion Monthly Developed Markets Bull 2X Fund
January 25, 20061 - August 31, 2010 (Unaudited)

Investment Objective: Seeks monthly investment results, before fees and expenses, of 200% of the price performance of the MSCI EAFE Index.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Direxion Monthly Developed Markets Bull 2X Fund	(12.42%)	(33.01%)	(16.99%)

MSCI EAFE Index	(4.89%)	(13.30%)	(4.31%)

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of the calendar month will generally receive more, or less, than 200% (or -200%) exposure to its index. Prior to September 30, 2009, the Fund sought daily leveraged investment results of 200% (or -200%) exposure to its index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI EAFE Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Swap Contracts	200.0%

Total Exposure	200.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.

14  DIREXION ANNUAL REPORT

Direxion Monthly Developed Markets Bear 2X Fund
February 6, 20061 - August 31, 2010 (Unaudited)

Investment Objective: Seeks monthly investment results, before fees and expenses, of 200% of the inverse of the price performance of the MSCI EAFE Index.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Direxion Monthly Developed Markets Bear 2X Fund	(9.48%)	(14.00%)	(19.01%)

MSCI EAFE Index	(4.89%)	(13.30%)	(4.51%)

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of the calendar month will generally receive more, or less, than 200% (or -200%) exposure to its index. Prior to September 30, 2009, the Fund sought daily leveraged investment results of 200% (or -200%) exposure to its index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI EAFE Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

	%
Investment Type	Net Assets

Swap Contracts	(200.0%	)

Total Exposure	(200.0%	)

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.

DIREXION ANNUAL REPORT  15

Direxion Monthly China Bull 2X Fund
December 3, 20071 - August 31, 2010 (Unaudited)

Investment Objective: Seeks monthly investment results, before fees and expenses, of 200% of the price performance of the FTSE/Xinhua China 25 Index.

	Average Annual Total Return[2]
		Since
	1 Year	Inception

Direxion Monthly China Bull 2X Fund	(1.92%)	(46.61%)

FTSE/Xinhua China 25 Index	0.17%	(14.57%)

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of the calendar month will generally receive more, or less, than 200% (or -200%) exposure to its index. Prior to September 30, 2009, the Fund sought daily leveraged investment results of 200% (or -200%) exposure to its index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the FTSE/Xinhua China 25 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Swap Contracts	200.0%

Total Exposure	200.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.

16  DIREXION ANNUAL REPORT

Expense Example
August 31, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (March 1, 2010 — August 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund. Actual expenses of underlying funds may vary. These expenses are not included in the examples presented on the preceding page. The preceding examples include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example does not include portfolio trading heading entitled commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION ANNUAL REPORT  17

Expense Example Tables
August 31, 2010 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	March 1, 2010	August 31, 2010	Period[2]

Direxion Monthly Small Cap Bull 2X Fund
Based on actual fund return	1.90%	$1,000.00	$890.90	$9.06
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Direxion Monthly Small Cap Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	961.70	9.39
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Direxion Monthly 10 Year Note Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	1,222.20	10.64
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Direxion Monthly 10 Year Note Bear 2X Fund[3]
Based on actual fund return	1.90%	1,000.00	780.90	8.53
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Dynamic HY Bond Fund
Based on actual fund return	1.85%	1,000.00	1,001.80	9.33
Based on hypothetical 5% return	1.85%	1,000.00	1,015.88	9.40
HY Bear Fund
Based on actual fund return	1.90%	1,000.00	954.50	9.36
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Direxion Monthly Commodity Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	908.30	9.14
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Direxion Monthly Emerging Markets Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	1,017.80	9.66
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Direxion Monthly Emerging Markets Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	840.20	8.81
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Direxion Monthly Developed Markets Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	885.00	9.03
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Direxion Monthly Developed Markets Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	955.70	9.37
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Direxion Monthly China Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	985.50	9.51
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
U.S. Government Money Market Fund
Based on actual fund return	0.05%	1,000.00	1,000.40	0.25
Based on hypothetical 5% return	0.05%	1,000.00	1,024.95	0.26

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.
[3]	Net expenses includes interest on securities sold short.

18  DIREXION ANNUAL REPORT

Allocation of Portfolio Holdings
August 31, 2010 (Unaudited)

	Cash*	Futures		Swaps	Total

Direxion Monthly Small Cap Bull 2X Fund	116%	—		(16%)	100%
Direxion Monthly Small Cap Bear 2X Fund	98%	—		2%	100%
Direxion Monthly 10 Year Note Bull 2X Fund	98%	—		2%	100%
Direxion Monthly 10 Year Note Bear 2X Fund	106%	—		(6%)	100%
Dynamic HY Bond Fund	101%	0	%**	(1%)	100%
HY Bear Fund	100%	0	%**	0%**	100%
Direxion Monthly Commodity Bull 2X Fund	117%	—		(17%)	100%
Direxion Monthly Emerging Markets Bull 2X Fund	107%	—		(7%)	100%
Direxion Monthly Emerging Markets Bear 2X Fund	98%	—		2%	100%
Direxion Monthly Developed Markets Bull 2X Fund	110%	—		(10%)	100%
Direxion Monthly Developed Markets Bear 2X Fund	98%	—		2%	100%
Direxion Monthly China Bull 2X Fund	111%	—		(11%)	100%
U.S. Government Money Market Fund	100%	—		—	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

DIREXION ANNUAL REPORT  19

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
August 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 116.2%
MONEY MARKET FUNDS - 116.2%
970,310	Fidelity Institutional Government Portfolio, 0.06% (a)	$970,310
970,310	Fidelity Institutional Money Market Portfolio, 0.23% (a)	970,310
970,310	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	970,310
3,680,310	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	3,680,310
970,310	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06% (a)	970,310

	TOTAL SHORT TERM INVESTMENTS (Cost $7,561,550)	$7,561,550

	TOTAL INVESTMENTS (Cost $7,561,550) - 116.2%	$7,561,550
	Liabilities in Excess of Other Assets - (16.2)%	(1,051,481)

	TOTAL NET ASSETS - 100.0%	$6,510,069

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

(b)	$2,710,000 of this security is held as collateral for swap contracts.

Direxion Monthly Small Cap Bull 2X Fund
Long Equity Swap Contracts
August 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell 2000 Index	21,650	$14,071,520	1/30/2012	$(1,019,943)

The accompanying notes are an integral part of these financial statements.
20  DIREXION ANNUAL REPORT

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
August 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 99.6%
MONEY MARKET FUNDS - 99.6%
5,374,665	Fidelity Institutional Government Portfolio, 0.06% (a)	$5,374,665
5,374,665	Fidelity Institutional Money Market Portfolio, 0.23% (a)	5,374,665
5,374,666	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	5,374,666
10,654,666	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	10,654,666
5,374,666	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06% (a)	5,374,666

	TOTAL SHORT TERM INVESTMENTS (Cost $32,153,328)	$32,153,328

	TOTAL INVESTMENTS (Cost $32,153,328) - 99.6%	$32,153,328
	Other Assets in Excess of Liabilities - 0.4%	143,759

	TOTAL NET ASSETS - 100.0%	$32,297,087

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

(b)	$5,280,000 of this security is held as collateral for swap contracts.

Direxion Monthly Small Cap Bear 2X Fund
Short Equity Swap Contracts
August 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	Russell 2000 Index	107,250	$65,367,185	1/9/2012	$671,873

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  21

Direxion Monthly 10 Year Note Bull 2X Fund
Schedule of Investments
August 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 97.7%
MONEY MARKET FUNDS - 97.7%
5,048,669	Fidelity Institutional Government Portfolio, 0.06% (a)	$5,048,669
5,048,669	Fidelity Institutional Money Market Portfolio, 0.23% (a)	5,048,669
5,048,670	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	5,048,670
15,418,670	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	15,418,670
5,048,670	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06% (a)	5,048,670

	TOTAL SHORT TERM INVESTMENTS (Cost $35,613,348)	$35,613,348

	TOTAL INVESTMENTS (Cost $35,613,348) - 97.7%	$35,613,348
	Other Assets in Excess of Liabilities - 2.3%	843,759

	TOTAL NET ASSETS - 100.0%	$36,457,107

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

(b)	$10,370,000 of this security is held as collateral for swap contracts.

Direxion Monthly 10 Year Note Bull 2X Fund
Long Equity Swap Contracts
August 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	66,480	$72,261,378	2/21/2012	$611,599

The accompanying notes are an integral part of these financial statements.
22  DIREXION ANNUAL REPORT

Direxion Monthly 10 Year Note Bear 2X Fund
Schedule of Investments
August 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 109.0%
MONEY MARKET FUNDS - 109.0%
2,229,523	Fidelity Institutional Government Portfolio, 0.06% (a)	$2,229,523
2,229,523	Fidelity Institutional Money Market Portfolio, 0.23% (a)	2,229,523
2,229,523	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	2,229,523
8,544,524	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	8,544,524
2,229,524	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06% (a)	2,229,524

	TOTAL SHORT TERM INVESTMENTS (Cost $17,462,617)	$17,462,617

	TOTAL INVESTMENTS (Cost $17,462,617) - 109.0%	$17,462,617
	Other Liabilities in Excess of Assets - (9.0)%	(1,439,089)

	TOTAL NET ASSETS - 100.0%	$16,023,528

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

(b)	$6,315,000 of this security is held as collateral for swap contracts.

Direxion Monthly 10 Year Note Bear 2X Fund
Short Equity Swap Contracts
August 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	29,220	$31,120,052	6/30/2011	$(916,299)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  23

Dynamic HY Bond Fund
Schedule of Investments
August 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 45.0%
MONEY MARKET FUNDS - 45.0%
694,192	Fidelity Institutional Government Portfolio, 0.06% (a)	$694,192
694,192	Fidelity Institutional Money Market Portfolio, 0.23% (a)	694,192
694,192	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	694,192
694,191	Goldman Sachs Financial Square Government Fund, 0.10% (a)	694,191
694,191	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06% (a)	694,191

	TOTAL SHORT TERM INVESTMENTS (Cost $3,470,958)	$3,470,958

	TOTAL INVESTMENTS (Cost $3,470,958) - 45.0%	$3,470,958
	Other Assets in Excess of Liabilities - 55.0%	4,236,771

	TOTAL NET ASSETS - 100.0%	$7,707,729

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

Dynamic HY Bond Fund
Futures Contracts
August 31, 2010

		Unrealized
Contracts		Appreciation

7	E-Mini S&P 500 Futures
	Expiring September 2010 (Underlying Face Amount at Market Value $366,975)	$245

Dynamic HY Bond Fund
Credit Default Swap Contracts — Sell Protection1
August 31, 2010

		Implied	Receive			Upfront
		Credit	Fixed	Termination	Notional	Payments	Unrealized
Counterparty	Reference Entity	Spread[2]	Rate	Date	Amount[3]	Received	Depreciation

Barclays Capital	Markit CDX North American High Yield Index	6.07%	5.00%	6/20/2015	$5,450,000	$(122,376)	$(49,299)

[1]	If the Fund is a seller of protection and a credit event occurs, i.e., bankruptcy or failure to pay, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

[2]	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity or obligation.

[3]	The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to pay as seller of credit protection or entitled to as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
24  DIREXION ANNUAL REPORT

HY Bear Fund
Schedule of Investments
August 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 87.3%
MONEY MARKET FUNDS - 87.3%
7,837,858	Fidelity Institutional Government Portfolio, 0.06% (a)	$7,837,858
7,837,858	Fidelity Institutional Money Market Portfolio, 0.23% (a)	7,837,858
7,837,858	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	7,837,858
7,837,858	Goldman Sachs Financial Square Government Fund, 0.10% (a)	7,837,858
7,837,858	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06% (a)	7,837,858

	TOTAL SHORT TERM INVESTMENTS (Cost $39,189,290)	$39,189,290

	TOTAL INVESTMENTS (Cost $39,189,290) - 87.3%	$39,189,290
	Other Assets in Excess of Liabilities - 12.7%	5,707,053

	TOTAL NET ASSETS - 100.0%	$44,896,343

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

HY Bear Fund
Short Futures Contracts
August 31, 2010

		Unrealized
Contracts		Appreciation

81	E-Mini S&P 500 Futures Expiring September 2010 (Underlying Face Amount at Market Value $4,246,425)	$52,081

HY Bear Fund
Credit Default Swap Contracts — Buy Protection1
August 31, 2010

		Implied	Receive			Upfront	Unrealized
		Credit	Fixed	Termination	Notional	Payments	Appreciation/
Counterparty	Reference Entity	Spread[2]	Rate	Date	Amount[3]	Paid	(Depreciation)

Bank of America Merrill Lynch	Markit CDX North American High Yield Index	6.07%	5.00%	6/20/2015	$26,400,000	$805,081	$26,519
Barclays Capital	Markit CDX North American High Yield Index	6.07%	5.00%	6/20/2015	4,200,000	94,053	38,247
Credit Suisse Capital, LLC	Markit CDX North American High Yield Index	6.07%	5.00%	6/20/2015	5,600,000	204,272	(27,873)

					$36,200,000	$1,103,406	$36,893

[1]	If the Fund is a buyer of protection and a credit event occurs, i.e., bankruptcy or failure to pay, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligations or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

[2]	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity or obligation.

[3]	The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to pay as seller of credit protection or entitled to as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  25

Direxion Monthly Commodity Bull 2X Fund
Schedule of Investments
August 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 97.5%
MONEY MARKET FUNDS - 97.5%
1,732,160	Fidelity Institutional Government Portfolio, 0.06% (a)	$1,732,160
1,732,160	Fidelity Institutional Money Market Portfolio, 0.23% (a)	1,732,160
1,732,160	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	1,732,160
13,505,896	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	13,505,896
1,732,159	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06% (a)	1,732,159

	TOTAL SHORT TERM INVESTMENTS (Cost $20,434,535)	$20,434,535

	TOTAL INVESTMENTS (Cost $20,434,535) - 97.5%	$20,434,535
	Other Assets in Excess of Liabilities - 2.5%	534,019

	TOTAL NET ASSETS - 100.0%	$20,968,554

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

(b)	$11,773,737 of this security is held as collateral for swap contracts.

Direxion Monthly Commodity Bull 2X Fund
Long Equity Swap Contracts
August 31, 2010

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	37,420	$31,153,647	5/6/2011	$(3,230,475)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	290	241,444	5/9/2011	(25,057)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	870	726,700	5/10/2011	(77,535)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	800	650,122	5/20/2011	(53,166)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	240	198,867	5/23/2011	(19,810)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	230	190,842	5/30/2011	(19,335)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	785	639,754	5/31/2011	(54,354)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	295	232,316	6/10/2011	(12,384)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	660	471,568	6/20/2011	20,186
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	410	288,517	7/5/2011	16,889
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	100	73,585	7/15/2011	884
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	700	489,342	7/25/2011	32,164
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	220	150,708	8/2/2011	13,217
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	10,880	8,122,335	8/15/2011	(17,647)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	780	604,771	9/6/2011	(23,808)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	650	504,248	9/9/2011	(20,135)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	1,040	798,859	9/19/2011	(24,855)

		56,370	$45,537,625		$(3,495,221)

The accompanying notes are an integral part of these financial statements.
26  DIREXION ANNUAL REPORT

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
August 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 76.5%
MONEY MARKET FUNDS - 76.5%
1,622,038	Fidelity Institutional Government Portfolio, 0.06% (a)	$1,622,038
1,622,038	Fidelity Institutional Money Market Portfolio, 0.23% (a)	1,622,038
1,622,039	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	1,622,039
16,428,570	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	16,428,570
1,622,039	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06% (a)	1,622,039

	TOTAL SHORT TERM INVESTMENTS (Cost $22,916,724)	$22,916,724

	TOTAL INVESTMENTS (Cost $22,916,724) - 76.5%	$22,916,724
	Other Assets in Excess of Liabilities - 23.5%	7,024,913

	TOTAL NET ASSETS - 100.0%	$29,941,637

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

(b)	$14,806,532 of this security is held as collateral for swap contracts.

Direxion Monthly Emerging Markets Bull 2X Fund
Long Equity Swap Contracts
August 31, 2010

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	142,200	$5,992,090	9/5/2011	$(298,627)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	605,994	25,623,077	9/6/2011	(1,360,087)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	27,500	1,162,951	9/9/2011	(61,826)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	120,400	4,861,520	9/12/2011	(39,813)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	340,700	14,013,490	9/19/2011	(366,002)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	24,600	974,652	9/26/2011	10,980
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	8,800	356,400	9/27/2011	(3,806)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	69,400	2,765,449	9/30/2011	15,324
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	155,300	6,223,921	10/3/2011	(1,050)

		1,494,894	$61,973,550		$(2,104,907)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  27

Direxion Monthly Emerging Markets Bear 2X Fund
Schedule of Investments
August 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 98.6%
MONEY MARKET FUNDS - 98.6%
304,590	Fidelity Institutional Government Portfolio, 0.06% (a)	$304,590
304,590	Fidelity Institutional Money Market Portfolio, 0.23% (a)	304,590
304,590	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	304,590
5,470,834	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	5,470,834
304,589	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06% (a)	304,589

	TOTAL SHORT TERM INVESTMENTS (Cost $6,689,193)	$6,689,193

	TOTAL INVESTMENTS (Cost $6,689,193) - 98.6%	$6,689,193
	Other Assets in Excess of Liabilities - 1.4%	94,001

	TOTAL NET ASSETS - 100.0%	$6,783,194

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

(b)	$5,166,244 of this security is held as collateral for swap contracts.

Direxion Monthly Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
August 31, 2010

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	131,430	$5,379,322	9/19/2011	$112,833
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	121,600	4,846,425	9/26/2011	(26,098)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	61,600	2,494,372	9/27/2011	26,060
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	24,300	973,701	10/3/2011	—

		338,930	$13,693,820		$112,795

The accompanying notes are an integral part of these financial statements.
28  DIREXION ANNUAL REPORT

Direxion Monthly Developed Markets Bull 2X Fund
Schedule of Investments
August 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 121.7%
MONEY MARKET FUNDS - 121.7%
393,800	Fidelity Institutional Government Portfolio, 0.06% (a)	$393,800
393,800	Fidelity Institutional Money Market Portfolio, 0.23% (a)	393,800
393,800	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	393,800
1,303,800	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	1,303,800
393,800	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06% (a)	393,800

	TOTAL SHORT TERM INVESTMENTS (Cost $2,879,000)	$2,879,000

	TOTAL INVESTMENTS (Cost $2,879,000) - 121.7%	$2,879,000
	Other Liabilities in Excess of Assets - (21.7)%	(513,213)

	TOTAL NET ASSETS - 100.0%	$2,365,787

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

(b)	$910,000 of this security is held as collateral for swap contracts.

Direxion Monthly Developed Markets Bull 2X Fund
Long Equity Swap Contracts
August 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	94,770	$4,969,270	2/6/2012	$(236,886)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  29

Direxion Monthly Developed Markets Bear 2X Fund
Schedule of Investments
August 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 97.1%
MONEY MARKET FUNDS - 97.1%
1,187,744	Fidelity Institutional Government Portfolio, 0.06% (a)	$1,187,744
1,187,744	Fidelity Institutional Money Market Portfolio, 0.23% (a)	1,187,744
1,187,744	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	1,187,744
2,497,743	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	2,497,743
1,187,744	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06% (a)	1,187,744

	TOTAL SHORT TERM INVESTMENTS (Cost $7,248,719)	$7,248,719

	TOTAL INVESTMENTS (Cost $7,248,719) - 97.1%	$7,248,719
	Other Assets in Excess of Liabilities - 2.9%	217,381

	TOTAL NET ASSETS - 100.0%	$7,466,100

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

(b)	$1,310,000 of this security is held as collateral for swap contracts.

Direxion Monthly Developed Markets Bear 2X Fund
Short Equity Swap Contracts
August 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	299,020	$15,069,170	1/3/2012	$133,881

The accompanying notes are an integral part of these financial statements.
30  DIREXION ANNUAL REPORT

Direxion Monthly China Bull 2X Fund
Schedule of Investments
August 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 115.4%
MONEY MARKET FUNDS - 115.4%
1,792,344	Fidelity Institutional Government Portfolio, 0.06% (a)	$1,792,344
1,792,344	Fidelity Institutional Money Market Portfolio, 0.23% (a)	1,792,344
1,792,344	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	1,792,344
5,742,344	Goldman Sachs Financial Square Government Fund, 0.10% (a)(b)	5,742,344
1,792,343	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06% (a)	1,792,343

	TOTAL SHORT TERM INVESTMENTS (Cost $12,911,719)	$12,911,719

	TOTAL INVESTMENTS (Cost $12,911,719) - 115.4%	$12,911,719
	Liabilities in Excess of Other Assets - (15.4)%	(1,721,134)

	TOTAL NET ASSETS - 100.0%	$11,190,585

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

(b)	$3,950,000 of this security is held as collateral for swap contracts.

Direxion Monthly China Bull 2X Fund
Long Equity Swap Contracts
August 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	iShares FTSE/Xinhua China 25 Index Fund	569,550	$23,665,132	2/6/2012	$(1,278,765)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  31

U.S. Government Money Market Fund
Schedule of Investments
August 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 95.9%
MONEY MARKET FUNDS - 95.9%
11,652,504	Fidelity Institutional Government Portfolio, 0.06% (a)	$11,652,504
11,652,504	Fidelity Institutional Money Market Portfolio, 0.23% (a)	11,652,504
11,652,504	Goldman Sachs Financial Square Federal Fund, 0.04% (a)	11,652,504
11,652,505	Goldman Sachs Financial Square Government Fund, 0.10% (a)	11,652,505
11,652,504	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06% (a)	11,652,504

	TOTAL SHORT TERM INVESTMENTS (Cost $58,262,521)	$58,262,521

	TOTAL INVESTMENTS (Cost $58,262,521) - 95.9%	$58,262,521
	Assets in Excess of Other Liabilities - 4.1%	2,478,125

	TOTAL NET ASSETS - 100.0%	$60,740,646

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

The accompanying notes are an integral part of these financial statements.
32  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
August 31, 2010

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Small Cap Bull	Small Cap Bear	10 Year Note Bull	10 Year Note Bear
	2X Fund	2X Fund	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$7,561,550	$32,153,328	$35,613,348	$17,462,617
Receivable for Fund shares sold	203,096	306,741	625,642	12,899
Unrealized appreciation on swaps	—	671,873	611,599	—
Dividends and interest receivable	352	1,003	1,191	882

Total Assets	7,764,998	33,132,945	36,851,780	17,476,398

Liabilities:
Payable for Fund shares redeemed	89,516	74,035	62,375	309,481
Due to broker for swaps	132,762	—	—	195,307
Unrealized depreciation on swaps	1,019,943	—	—	916,299
Deposits from broker for swaps	—	710,000	280,000	—
Accrued investment advisory fees	5,016	19,564	20,612	12,546
Accrued operating services fees	4,348	16,956	17,863	10,873
Accrued distribution expenses	1,672	6,521	6,870	4,182
Accrued shareholder servicing fees	1,672	6,521	6,870	4,182
Other liabilities	—	2,261	83	—

Total Liabilities	1,254,929	835,858	394,673	1,452,870

Net Assets	$6,510,069	$32,297,087	$36,457,107	$16,023,528

Net Assets Consist Of:
Capital stock	$27,885,809	$70,857,218	$34,000,785	$29,462,263
Undistributed net investment income	—	—	—	—
Undistributed (Accumulated) net realized gain (loss)	(20,355,797)	(39,232,004)	1,844,723	(12,522,436)
Net unrealized appreciation (depreciation):
Swaps	(1,019,943)	671,873	611,599	(916,299)

Total Net Assets	$6,510,069	$32,297,087	$36,457,107	$16,023,528

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$6,510,069	$32,297,087	$36,457,107	$16,023,528
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	243,102	1,549,433	1,154,853	1,938,198
Net asset value, redemption price and offering price per share	$26.78	$20.84	$31.57	$8.27

Cost of Investments	$7,561,550	$32,153,328	$35,613,348	$17,462,617

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  33

Statements of Assets and Liabilities
August 31, 2010

			Direxion Monthly
	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$3,470,958	$39,189,290	$20,434,535
Receivable for Fund shares sold	—	4,659,072	10,103
Deposit at broker for futures	58,544	246,496	—
Deposit at broker for swaps	4,420,000	2,410,000	4,270,000
Due from broker for futures	—	95,504	—
Due from broker for swaps	25,556	—	—
Upfront payments paid for swaps	—	1,103,406	—
Unrealized appreciation on swaps	—	64,766	—
Variation margin receivable	1,281	—	—
Dividends and interest receivable	1,096	605	1,851

Total Assets	7,977,435	47,769,139	24,716,489

Liabilities:
Payable for Fund shares redeemed	6,375	2,705,814	98,685
Due to broker for futures	22,544	—
Due to broker for swaps	31,389	93,333	118,520
Upfront payments received for swaps	122,376	—	—
Unrealized depreciation on swaps	49,299	27,873	3,495,221
Variation margin payable	—	13,316	—
Accrued investment advisory fees	14,490	12,813	14,017
Accrued operating services fees	11,592	11,105	12,148
Accrued distribution expense	4,830	4,271	4,672
Accrued shareholder servicing fees	4,830	4,271	4,672
Other liabilities	1,981	—	—

Total Liabilities	269,706	2,872,796	3,747,935

Net Assets	$7,707,729	$44,896,343	$20,968,554

Net Assets Consist Of:
Capital stock	$8,587,616	$48,878,524	$52,029,872
Undistributed (Accumulated) net investment income (loss)	455,006	(36,893)	—
Accumulated net realized loss	(1,285,839)	(4,034,262)	(27,566,097)
Net unrealized appreciation (depreciation) on:
Futures	245	52,081	—
Swaps	(49,299)	36,893	(3,495,221)

Total Net Assets	$7,707,729	$44,896,343	$20,968,554

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$7,707,729	$44,896,343	$20,968,554
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	547,745	2,969,394	475,633
Net asset value, redemption price and offering price per share	$14.07	$15.12	$44.09

Cost of Investments	$3,470,958	$39,189,290	$20,434,535

The accompanying notes are an integral part of these financial statements.
34  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
August 31, 2010

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Emerging Markets	Emerging Markets	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Assets:
Investments, at market value (Note 2)	$22,916,724	$6,689,193	$2,879,000	$7,248,719
Receivable for Fund shares sold	6,895,177	100,998	17,500	108,896
Deposit at broker for swaps	2,690,000	—	—	—
Due from broker for swaps	—	184,926	—	—
Unrealized appreciation on swaps	—	112,795	—	133,881
Dividends and interest receivable	3,056	532	167	145

Total Assets	32,504,957	7,088,444	2,896,667	7,491,641

Liabilities:
Payable for Fund shares redeemed	373,434	173,192	237,525	18,988
Unrealized depreciation on swaps	2,104,907	—	236,886	—
Deposits from broker for swaps	—	120,000	—	—
Due to broker for swaps	9,538	—	49,391	—
Accrued investment advisory fees	29,780	4,746	2,794	2,587
Accrued operating services fees	25,809	4,113	2,422	2,242
Accrued distribution expense	9,926	1,582	931	862
Accrued shareholder servicing fees	9,926	1,582	931	862
Other liabilities	—	35	—	—

Total Liabilities	2,563,320	305,250	530,880	25,541

Net Assets	$29,941,637	$6,783,194	$2,365,787	$7,466,100

Net Assets Consist Of:
Capital stock	$62,009,457	$24,872,786	$10,703,900	$12,554,687
Undistributed net investment income	—	—	—	—
Accumulated net realized loss	(29,962,913)	(18,202,387)	(8,101,227)	(5,222,468)
Net unrealized appreciation (depreciation) on:
Swaps	(2,104,907)	112,795	(236,886)	133,881

Total Net Assets	$29,941,637	$6,783,194	$2,365,787	$7,466,100

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$29,941,637	$6,783,194	$2,365,787	$7,466,100
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	545,666	529,254	75,935	304,316
Net asset value, redemption price and offering price per share	$54.87	$12.82	$31.16	$24.53

Cost of Investments	$22,916,724	$6,689,193	$2,879,000	$7,248,719

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  35

Statements of Assets and Liabilities
August 31, 2010

	Direxion Monthly
	China Bull	U.S. Government
	2X Fund	Money Market Fund

Assets:
Investments, at market value (Note 2)	$12,911,719	$58,262,521
Receivable for Fund shares sold	55,795	2,628,975
Receivable from Adviser	—	57,332
Dividends and interest receivable	409	546

Total Assets	12,967,923	60,949,374

Liabilities:
Payable for Fund shares redeemed	338,198	148,889
Unrealized depreciation on swaps	1,278,765	—
Due to broker for swaps	143,972	—
Accrued investment advisory fees	6,470	24,927
Accrued operating services fees	5,615	22,434
Accrued distribution expense	2,159	—
Accrued shareholder servicing fees	2,159	12,459
Other liabilities	—	19

Total Liabilities	1,777,338	208,728

Net Assets	$11,190,585	$60,740,646

Net Assets Consist Of:
Capital stock	$18,527,940	$60,726,132
Undistributed net investment income	—	15,518
Accumulated net realized loss	(6,058,590)	(1,004)
Net unrealized depreciation on:
Swaps	(1,278,765)	—

Total Net Assets	$11,190,585	$60,740,646

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$11,190,585	$60,740,646
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	261,145	60,740,666
Net asset value, redemption price and offering price per share	$42.85	$1.00

Cost of Investments	$12,911,719	$58,262,521

The accompanying notes are an integral part of these financial statements.
36  DIREXION ANNUAL REPORT

Statements of Operations
For the Year Ended August 31, 2010

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Small Cap Bull	Small Cap Bear	10 Year Note Bull	10 Year Note Bear
	2X Fund	2X Fund	2X Fund	2X Fund

Investment income:
Interest income	$7,915	$18,562	$60,970	$19,445

Total investment income	7,915	18,562	60,970	19,445

Expenses:
Investment advisory fees	57,952	119,334	169,944	155,510
Operating services fees	50,225	103,422	147,284	134,775
Distribution expenses	19,317	39,778	56,648	51,837
Shareholder servicing fees	19,317	39,778	56,648	51,837
Excise taxes	—	10	—	1

Total expenses before reimbursement and interest on securities sold short	146,811	302,322	430,524	393,960
Interest on securities sold short	—	—	—	28,429

Net expenses after interest on securities sold short	146,811	302,322	430,524	422,389
Less: Reimbursement of expenses from Adviser	—	(10)	—	(1)

Total expenses	146,811	302,312	430,524	422,388

Net investment loss	(138,896)	(283,750)	(369,554)	(402,943)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	12,267	4,666	649,654	—
Securities sold short	—	—	—	6,250
Futures	—	—	193,344	(130,915)
Swaps	(1,050,408)	(1,987,467)	4,642,968	(5,171,878)

	(1,038,141)	(1,982,801)	5,485,966	(5,296,543)

Change in unrealized appreciation (depreciation) on:
Investments	—	—	(549,371)	—
Securities sold short	—	—	—	(90,625)
Futures	—	—	(87,800)	55,336
Swaps	(687,985)	671,873	116,797	(795,038)

	(687,985)	671,873	(520,374)	(830,327)

Net realized and unrealized gain (loss) on investments	(1,726,126)	(1,310,928)	4,965,592	(6,126,870)

Net increase (decrease) in net assets resulting from operations	$(1,865,022)	$(1,594,678)	$4,596,038	$(6,529,813)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  37

Statements of Operations
For the Year Ended August 31, 2010

			Direxion Monthly
	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund

Investment income:
Interest income	$61,796	$23,064	$27,004

Total investment income	61,796	23,064	27,004

Expenses:
Investment advisory fees	438,195	163,993	204,582
Operating services fees	350,557	142,127	177,303
Distribution expenses	146,065	54,664	68,194
Shareholder servicing fees	146,065	54,664	68,194

Total expenses	1,080,882	415,448	518,273

Net investment loss	(1,019,086)	(392,384)	(491,269)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	50	—	—
Futures	142,972	(647,962)	—
Swaps	9,810,828	(3,946,994)	5,824,993

	9,953,850	(4,594,956)	5,824,993

Change in unrealized appreciation (depreciation) on:
Futures	(53,913)	72,673	—
Swaps	(774,134)	184,670	(2,981,833)

	(828,047)	257,343	(2,981,833)

Net realized and unrealized gain (loss) on investments	9,125,803	(4,337,613)	2,843,160

Net increase (decrease) in net assets resulting from operations	$8,106,717	$(4,729,997)	$2,351,891

The accompanying notes are an integral part of these financial statements.
38  DIREXION ANNUAL REPORT

Statements of Operations
For the Year Ended August 31, 2010

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Emerging Markets	Emerging Markets	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Investment income:
Interest income	$20,991	$5,862	$3,672	$2,635

Total investment income	20,991	5,862	3,672	2,635

Expenses:
Investment advisory fees	227,552	49,734	29,680	17,677
Operating services fees	197,211	43,104	25,722	15,320
Distribution expenses	75,851	16,578	9,893	5,892
Shareholder servicing fees	75,851	16,578	9,893	5,892
Excise taxes	—	34,208	—	19,636

Total expenses before reimbursement	576,465	160,202	75,188	64,417
Less: Reimbursement of expenses from Adviser	—	(34,208)	—	(19,636)

Total expenses	576,465	125,994	75,188	44,781

Net investment loss	(555,474)	(120,132)	(71,516)	(42,146)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	79,087	150	—	—
Swaps	(317,699)	(2,228,979)	(1,517,058)	(782,589)

	(238,612)	(2,228,829)	(1,517,058)	(782,589)

Change in unrealized appreciation (depreciation) on:
Investments	19,462	—	—	—
Swaps	(1,667,699)	37,026	(258,052)	125,326

	(1,648,237)	37,026	(258,052)	125,326

Net realized and unrealized loss on investments	(1,886,849)	(2,191,803)	(1,775,110)	(657,263)

Net decrease in net assets resulting from operations	$(2,442,323)	$(2,311,935)	$(1,846,626)	$(699,409)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  39

Statements of Operations
For the Year Ended August 31, 2010

	Direxion Monthly
	China Bull	U.S. Government
	2X Fund	Money Market Fund

Investment income:
Interest income	$11,704	$48,641

Total investment income	11,704	48,641

Expenses:
Investment advisory fees	86,014	215,442
Operating services fees	74,545	193,883
Distribution expenses	28,671	—
Shareholder servicing fees	28,671	107,721
Excise taxes	—	537

Total expenses before reimbursement	217,901	517,583
Less: Reimbursement of expenses from Adviser	—	(496,533)

Total expenses	217,901	21,050

Net investment income (loss)	(206,197)	27,591

Realized and unrealized gain (loss) on investments:
Net realized loss on:
Swaps	(218,352)	—

	(218,352)	—

Change in unrealized appreciation on:
Swaps	48,749	—

	48,749	—

Net realized and unrealized loss on investments	(169,603)	—

Net increase (decrease) in net assets resulting from operations	$(375,800)	$27,591

The accompanying notes are an integral part of these financial statements.
40  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	Small Cap Bull 2X Fund		Small Cap Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2010	August 31, 2009	August 31, 2010	August 31, 2009

Operations:
Net investment loss	$(138,896)	$(102,441)	$(283,750)	$(79,473)
Net realized loss on investments	(1,038,141)	(4,161,967)	(1,982,801)	(1,775,644)
Change in unrealized appreciation (depreciation) on investments	(687,985)	(366,165)	671,873	260,575

Net decrease in net assets resulting from operations	(1,865,022)	(4,630,573)	(1,594,678)	(1,594,542)

Distributions to shareholders:
Net investment income	—	—	—	(251,204)
Return of capital	—	—	—	(1,871,514)

Total distributions	—	—	—	(2,122,718)

Capital share transactions:
Proceeds from shares sold	90,339,689	147,404,893	98,089,763	152,762,198
Proceeds from shares issued to holders in reinvestment of distributions	—	—	—	2,040,036
Cost of shares redeemed	(96,523,854)	(133,867,876)	(69,252,836)	(159,395,399)

Net increase (decrease) in net assets resulting from capital share transactions	(6,184,165)	13,537,017	28,836,927	(4,593,165)

Total increase (decrease) in net assets	(8,049,187)	8,906,444	27,242,249	(8,310,425)

Net assets:
Beginning of year	14,559,256	5,652,812	5,054,838	13,365,263

End of year	$6,510,069	$14,559,256	$32,297,087	$5,054,838

Undistributed net investment income, end of year	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  41

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	10 Year Note Bull 2X Fund		10 Year Note Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2010	August 31, 2009	August 31, 2010	August 31, 2009

Operations:
Net investment income (loss)	$(369,554)	$420,164	$(402,943)	$(2,414,475)
Net realized gain (loss) on investments	5,485,966	3,525,632	(5,296,543)	(3,065,338)
Change in unrealized appreciation (depreciation) on investments	(520,374)	975,118	(830,327)	812,893

Net increase (decrease) in net assets resulting from operations	4,596,038	4,920,914	(6,529,813)	(4,666,920)

Distributions to shareholders:
Net realized gains	(771,760)	—	—	—

Total distributions	(771,760)	—	—	—

Capital share transactions:
Proceeds from shares sold	163,375,381	760,162,509	149,540,522	180,330,562
Proceeds from shares issued to holders in reinvestment of distributions	764,077	—	—	—
Cost of shares redeemed	(155,957,230)	(769,187,630)	(142,708,439)	(197,413,027)

Net increase (decrease) in net assets resulting from capital share transactions	8,182,228	(9,025,121)	6,832,083	(17,082,465)

Total increase (decrease) in net assets	12,006,506	(4,104,207)	302,270	(21,749,385)

Net assets:
Beginning of year	24,450,601	28,554,808	15,721,258	37,470,643

End of year	$36,457,107	$24,450,601	$16,023,528	$15,721,258

Undistributed net investment income, end of year	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.
42  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Dynamic HY Bond Fund		HY Bear Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2010	August 31, 2009	August 31, 2010	August 31, 2009

Operations:
Net investment loss	$(1,019,086)	$(2,140,459)	$(392,384)	$(292,356)
Net realized gain (loss) on investments	9,953,850	(318,411)	(4,594,956)	845,404
Change in unrealized appreciation (depreciation) on investments	(828,047)	721,540	257,343	(62,390)

Net increase (decrease) in net assets resulting from operations	8,106,717	(1,737,330)	(4,729,997)	490,658

Distributions to shareholders:
Net investment income	(641,296)	(2,836,324)	—	(175,424)
Net realized gains	—	—	—	(80,765)

Total distributions	(641,296)	(2,836,324)	—	(256,189)

Capital share transactions:
Proceeds from shares sold	675,202,499	2,471,021,748	396,394,961	484,184,611
Proceeds from shares issued to holders in reinvestment of distributions	608,429	2,405,081	—	154,114
Cost of shares redeemed	(704,774,891)	(2,465,571,214)	(374,199,698)	(485,895,735)

Net increase (decrease) in net assets resulting from capital share transactions	(28,963,963)	7,855,615	22,195,263	(1,557,010)

Total increase (decrease) in net assets	(21,498,542)	3,281,961	17,465,266	(1,322,541)

Net assets:
Beginning of year	29,206,271	25,924,310	27,431,077	28,753,618

End of year	$7,707,729	$29,206,271	$44,896,343	$27,431,077

Undistributed (Accumulated) net investment income (loss), end of year	$455,006	$(300,157)	$(36,893)	$147,777

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  43

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	Commodity Bull 2X Fund		Emerging Markets Bull 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2010	August 31, 2009	August 31, 2010	August 31, 2009

Operations:
Net investment loss	$(491,269)	$(192,515)	$(555,474)	$(283,332)
Net realized gain (loss) on investments	5,824,993	(27,274,409)	(238,612)	(11,989,781)
Change in unrealized appreciation (depreciation) on investments	(2,981,833)	6,909,360	(1,648,237)	4,974,598

Net increase (decrease) in net assets resulting from operations	2,351,891	(20,557,564)	(2,442,323)	(7,298,515)

Distributions to shareholders:
Return of capital	—	—	—	(92,518)

Total distributions	—	—	—	(92,518)

Capital share transactions:
Proceeds from shares sold	78,004,550	69,719,291	256,081,619	326,146,953
Proceeds from shares issued to holders in reinvestment of distributions	—	—	—	89,670
Cost of shares redeemed	(79,540,354)	(72,090,106)	(247,725,188)	(317,107,919)

Net increase (decrease) in net assets resulting from capital share transactions	(1,535,804)	(2,370,815)	8,356,431	9,128,704

Total increase (decrease) in net assets	816,087	(22,928,379)	5,914,108	1,737,671

Net assets:
Beginning of year	20,152,467	43,080,846	24,027,529	22,289,858

End of year	$20,968,554	$20,152,467	$29,941,637	$24,027,529

Undistributed net investment income, end of year	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.
44  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	Emerging Markets Bear 2X Fund		Developed Markets Bull 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2010	August 31, 2009	August 31, 2010	August 31, 2009

Operations:
Net investment loss	$(120,132)	$(58,724)	$(71,516)	$(60,768)
Net realized loss on investments	(2,228,829)	(4,652,868)	(1,517,058)	(3,867,179)
Change in unrealized appreciation (depreciation) on investments	37,026	191,271	(258,052)	(54,547)

Net increase (decrease) in net assets resulting from operations	(2,311,935)	(4,520,321)	(1,846,626)	(3,982,494)

Distributions to shareholders:
Net investment income	—	—	—	—
Return of capital	(1,035,024)	(1,399,408)	—	(604,373)

Total distributions	(1,035,024)	(1,399,408)	—	(604,373)

Capital share transactions:
Proceeds from shares sold	121,069,622	216,437,946	48,285,380	120,984,205
Proceeds from shares issued to holders in reinvestment of distributions	913,212	1,297,334	—	586,987
Cost of shares redeemed	(113,438,429)	(219,399,722)	(47,236,598)	(116,524,455)

Net increase (decrease) in net assets resulting from capital share transactions	8,544,405	(1,664,442)	1,048,782	5,046,737

Total increase (decrease) in net assets	5,197,446	(7,584,171)	(797,844)	459,870

Net assets:
Beginning of year	1,585,748	9,169,919	3,163,631	2,703,761

End of year	$6,783,194	$1,585,748	$2,365,787	$3,163,631

Undistributed net investment income, end of year	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  45

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	Developed Markets Bear 2X Fund		China Bull 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2010	August 31, 2009	August 31, 2010	August 31, 2009

Operations:
Net investment loss	$(42,146)	$(52,524)	$(206,197)	$(135,566)
Net realized gain (loss) on investments	(782,589)	110,487	(218,352)	(3,897,778)
Change in unrealized appreciation (depreciation) on investments	125,326	369,237	48,749	(493,628)

Net increase (decrease) in net assets resulting from operations	(699,409)	427,200	(375,800)	(4,526,972)

Distributions to shareholders:
Net investment income	—	(2,165,581)	—	(17,749)
Return of capital	(475,001)	—	—	(2,254)

Total distributions	(475,001)	(2,165,581)	—	(20,003)

Capital share transactions:
Proceeds from shares sold	39,295,119	205,285,506	102,403,728	191,773,571
Proceeds from shares issued to holders in reinvestment of distributions	459,789	2,128,242	—	19,232
Cost of shares redeemed	(31,842,761)	(216,080,100)	(105,290,267)	(179,088,213)

Net increase (decrease) in net assets resulting from capital share transactions	7,912,147	(8,666,352)	(2,886,539)	12,704,590

Total increase (decrease) in net assets	6,737,737	(10,404,733)	(3,262,339)	8,157,615

Net assets:
Beginning of year	728,363	11,133,096	14,452,924	6,295,309

End of year	$7,466,100	$728,363	$11,190,585	$14,452,924

Undistributed net investment income, end of year	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.
46  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly
	U.S. Government Money Market Fund
	Year Ended	Year Ended
	August 31, 2010	August 31, 2009

Operations:
Net investment income	$27,591	$222,692
Net realized gain (loss) on investments	—	—
Change in unrealized appreciation (depreciation) on investments	—	—

Net increase in net assets resulting from operations	27,591	222,692

Distributions to shareholders:
Net investment income	(27,591)	(222,692)

Total distributions	(27,591)	(222,692)

Capital share transactions:
Proceeds from shares sold	409,192,807	1,740,264,595
Proceeds from shares issued to holders in reinvestment of distributions	21,168	194,398
Cost of shares redeemed	(397,827,878)	(1,782,374,855)

Net increase (decrease) in net assets resulting from capital share transactions	11,386,097	(41,915,862)

Total increase (decrease) in net assets	11,386,097	(41,915,862)

Net assets:
Beginning of year	49,354,549	91,270,411

End of year	$60,740,646	$49,354,549

Undistributed net investment income, end of year	$15,518	$14,981

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  47

Financial Highlights
August 31, 2010

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Interest		Excluding Short Interest		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[2]	on Investments[3]	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[4]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[5]

Direxion Monthly Small Cap Bull 2X Fund
Year Ended August 31, 2010	$24.54	$(0.57)	$2.81	$2.24	$—	$—	$—	$—	$26.78	9.13%	$6,510	—	—	1.90%	1.90%	(1.80%)	0%
Year Ended August 31, 2009	80.66	(0.25)	(55.87)	(56.12)	—	—	—	—	24.54	(69.58%)	14,559	—	—	2.16%	1.89%	(1.31%)	0%
Year ended August 31, 2008	120.08	1.10	(31.22)	(30.12)	(9.30)	—	—	(9.30)	80.66	(26.31%)	5,653	—	—	2.50%	1.75%	1.24%	723%
Year ended August 31, 2007	106.88	3.60	9.60	13.20	—	—	—	—	120.08	12.33%	3,561	—	—	3.19%	1.75%	2.76%	535%
Year ended August 31, 2006	113.20	2.96	(9.28)	(6.32)	—	—	—	—	106.88	(5.60%)	4,418	—	—	2.07%	1.75%	2.50%	762%
Direxion Monthly Small Cap Bear 2X Fund[10]
Year Ended August 31, 2010	29.50	(0.35)	(8.31)	(8.66)	—	—	—	—	20.84	(29.36%)	32,297	—	—	1.90%	1.90%	(1.78%)	0%
Year Ended August 31, 2009	102.00	(0.80)	(2.50)	(3.30)	(8.20)	—	(61.00)	(69.20)	29.50	(48.97%)	5,055	—	—	2.20%	1.86%	(1.18%)	0%
Year ended August 31, 2008	116.10	1.70	(11.60)	(9.90)	(4.20)	—	—	(4.20)	102.00	(8.95%)	13,365	—	—	2.27%	1.75%	1.39%	0%
Year ended August 31, 2007	151.20	3.90	(39.00)	(35.10)	—	—	—	—	116.10	(23.21%)	29,669	—	—	2.15%	1.75%	3.25%	0%
Year ended August 31, 2006	198.80	4.10	(37.00)	(32.90)	(7.50)	—	(7.20)	(14.70)	151.20	(17.09%)	16,190	—	—	1.75%	1.88%	2.23%	0%
Direxion Monthly 10 Year Note Bull 2X Fund
Year Ended August 31, 2010	27.36	(0.44)	5.57	5.13	—	(0.92)	—	(0.92)	31.57	19.41%	36,457	—	—	1.90%	1.90%	(1.63%)	1,445%
Year Ended August 31, 2009	24.14	0.23	2.99	3.22	—	—	—	—	27.36	13.34%	24,451	—	—	1.73%	1.77%	0.88%	2,327%
Year ended August 31, 2008	20.12	0.40	4.35	4.75	(0.11)	(0.62)	—	(0.73)	24.14	24.07%	28,555	—	—	1.77%	1.75%	1.70%	2,086%
Year ended August 31, 2007	18.73	0.62 [6]	0.77	1.39	—	—	—	—	20.12	7.42%	8,215	8.80%	7.48%	3.07%	1.75%	3.20%[7]	1,083%
Year ended August 31, 2006	20.96	0.62 [6]	(2.39)	(1.77)	(0.33)	—	(0.13)	(0.46)	18.73	(8.52%)	14,776	8.84%	5.84%	4.75%	1.75%	3.53%[7]	889%
Direxion Monthly 10 Year Note Bear 2X Fund
Year Ended August 31, 2010	10.89	(0.20)[8]	(2.42)	(2.62)	—	—	—	—	8.27	(24.06%)	16,024	2.04%	2.04%	1.90%	1.90%	(1.94%)[9]	0%
Year Ended August 31, 2009	13.82	(0.76)[8]	(2.17)	(2.93)	—	—	—	—	10.89	(21.20%)	15,721	7.23%	7.18%	1.85%	1.80%	(6.78%)[9]	0%
Year ended August 31, 2008	17.57	(0.31)[8]	(3.26)	(3.57)	(0.04)	—	(0.14)	(0.18)	13.82	(20.46%)	37,471	8.02%	7.88%	1.89%	1.75%	(2.09%)[9]	0%
Year ended August 31, 2007	18.87	0.44 [8]	(1.03)	(0.59)	(0.21)	(0.50)	—	(0.71)	17.57	(3.27%)	5,794	11.92%	11.40%	2.27%	1.75%	2.37%[9]	0%
Year ended August 31, 2006	17.02	— [8]	1.85	1.85	—	—	—	—	18.87	10.87%	8,201	10.45%	10.45%	1.75%	1.75%	0.02%[9]	0%

[1]	Annualized
[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[3]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[6]	Net investment income (loss) before interest on short positions for the years ended August 31, 2007 and August 31, 2006 was $1.73 and $1.33, respectively.
[7]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2007 and 2006 was 8.93% and 7.63%, respectively.
[8]	Net investment income (loss) before interest on short positions for the years ended August 31, 2010, 2009, 2008, 2007 and 2006 were $(0.18), $0.05, $0.59, $2.25 and $1.64, respectively.
[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the years ended August 31, 2010, 2009, 2008, 2007 and 2006 were (1.81%), (1.40%), 4.04%, 12.02% and 8.73%, respectively.
[10]	On February 16, 2010, the Direxion Monthly Small Cap Bear 2X Fund had a 10:1 reverse stock split. Per share data for all periods prior to February 16, 2010 has been adjusted to give effect to 10:1 reverse stock split.

48  DIREXION ANNUAL REPORT

Financial Highlights
August 31, 2010

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Interest		Excluding Short Interest		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

Dynamic HY Bond Fund
Year Ended August 31, 2010	$13.53	$(0.26)	$1.45	$1.19	$(0.65)	$—	$—	$(0.65)	$14.07	8.82%	$7,708	—	—	1.85%	1.85%	(1.74%)	0%
Year Ended August 31, 2009	16.38	(0.17)[7]	(1.57)	(1.74)	(1.11)	—	—	(1.11)	13.53	(10.73%)	29,206	1.75%	1.73%	1.75%	1.73%	(1.24%)[8]	889%
Year ended August 31, 2008	18.67	0.32	(1.38)	(1.06)	(1.23)	—	—	(1.23)	16.38	(5.85%)	25,924	—	—	1.74%	1.74%	1.80%	241%
Year ended August 31, 2007	18.16	0.79	0.51	1.30	(0.79)	—	—	(0.79)	18.67	7.24%	76,536	—	—	1.52%	1.52%	4.16%	426%
Year ended August 31, 2006	19.00	0.77	0.23	1.00	(1.84)	—	—	(1.84)	18.16	5.58%	101,987	—	—	1.46%	1.46%	4.18%	805%
HY Bear Fund
Year Ended August 31, 2010	17.88	(0.28)	(2.48)	(2.76)	—	—	—	—	15.12	(15.44%)	44,896	—	—	1.90%	1.90%	(1.79%)	0%
Year Ended August 31, 2009	18.74	(0.22)	(0.41)	(0.63)	(0.16)	(0.07)	—	(0.23)	17.88	(3.48%)	27,431	—	—	2.04%	1.88%	(1.15%)	0%
Year ended August 31, 2008	19.23	0.25[9]	0.06	0.31	(0.16)	(0.64)	—	(0.80)	18.74	1.63%	28,754	2.37%	2.26%	1.86%	1.75%	1.31%[10]	0%
Year ended August 31, 2007	19.48	0.66[9]	(0.79)	(0.13)	(0.12)	—	—	(0.12)	19.23	(0.66%)	26,579	3.18%	3.22%	1.68%	1.72%	3.41%[10]	0%
September 30, 2005[11] to August 31, 2006	20.00	0.45[9]	(0.97)	(0.52)	—	—	—	—	19.48	(2.60%)[2]	9,021	3.72%	2.02%	3.45%	1.75%	2.51%[10]	1,150%[2]
Direxion Monthly Commodity Bull 2X Fund
Year Ended August 31, 2010	36.85	(0.87)	8.11	7.24	—	—	—	—	44.09	19.65%	20,969	—	—	1.90%	1.90%	(1.80%)	0%
Year Ended August 31, 2009	90.21	(0.32)	(53.04)	(53.36)	—	—	—	—	36.85	(59.15%)	20,152	—	—	1.96%	1.88%	(1.07%)	30%
Year ended August 31, 2008	96.06	0.39	10.68	11.07	(16.44)	(0.48)	—	(16.92)	90.21	10.93%	43,081	—	—	1.78%	1.75%	0.35%	168%
Year ended August 31, 2007	61.44	1.38	33.24	34.62	—	—	—	—	96.06	56.35%	40,736	—	—	2.06%	1.75%	1.56%	612%
Year ended August 31, 2006	75.09	1.29	(8.28)	(6.99)	—	(6.66)	—	(6.66)	61.44	(9.35%)	1,563	—	—	2.59%	1.75%	1.80%	8,528%
Direxion Monthly Emerging Markets Bull 2X Fund
Year Ended August 31, 2010	45.45	(1.06)	10.48	9.42	—	—	—	—	54.87	20.73%	29,942	—	—	1.90%	1.90%	(1.83%)	241%
Year Ended August 31, 2009	106.45	(0.44)	(60.42)	(60.86)	—	—	(0.14)	(0.14)	45.45	(57.08%)	24,028	—	—	1.89%	1.89%	(1.34%)	1,643%
Year ended August 31, 2008	194.45	1.45	(38.75)	(37.30)	(1.80)	(22.15)	(26.75)	(50.70)	106.45	(27.82%)	22,290	—	—	1.75%	1.75%	0.85%	2,796%
Year ended August 31, 2007	125.10	1.55	82.05	83.60	(2.40)	(11.85)	—	(14.25)	194.45	69.47%	44,241	—	—	2.02%	1.75%	0.93%	2,617%
November 1, 2005[11] to August 31, 2006	100.00	1.00	25.95	26.95	(1.85)	—	—	(1.85)	125.10	27.06%[2]	19,889	—	—	1.55%	1.55%	0.92%	954%[2]

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) before interest on short positions for the year ended August 31, 2009 was $(0.17).
[8]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2009 was (1.24)%.
[9]	Net investment income (loss) before interest on short positions for the years ended August 31, 2008, 2007 and 2006 were $0.35, $0.94 and $0.41, respectively.
[10]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the years ended August 31, 2008, 2007 and 2006 were 1.83%, 4.96% and 2.25%, respectively.
[11]	Commencement of operations.

DIREXION ANNUAL REPORT  49

Financial Highlights
August 31, 2010

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Interest		Excluding Short Interest		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[5]	(,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[6]

Direxion Monthly Emerging Markets Bear 2X Fund[7]
Year Ended August 31, 2010	$24.30	$(0.27)	$(8.42)	$(8.69)	$(2.79)	$—	$—	$(2.79)	$12.82	(36.74%)	$6,783	—	—	2.42%	1.90%	(1.81%)	0%
Year Ended August 31, 2009	264.30	(0.80)	(157.50)	(158.30)	—	—	(81.70)	(81.70)	24.30	(83.00%)	1,586	—	—	3.43%	1.84%	(1.32%)	5,062%
Year ended August 31, 2008	286.00	0.90	(22.60)	(21.70)	—	—	—	—	264.30	(7.59%)	9,170	—	—	2.04%	1.75%	1.66%	0%
Year ended August 31, 2007	605.00	13.50	(320.00)	(306.50)	(12.50)	—	—	(12.50)	286.00	(51.25%)	22,589	—	—	2.59%	1.75%	3.49%	0%
November 4, 2005[10] to August 31, 2006	1,000.00	17.00	(412.00)	(395.00)	—	—	—	—	605.00	(39.50%)[2]	2,726	—	—	2.72%	1.71%	2.87%	0%[2]
Direxion Monthly Developed Markets Bull 2X Fund
Year Ended August 31, 2010	35.58	(0.67)	(3.75)	(4.42)	—	—	—	—	31.16	(12.42%)	2,366	—	—	1.90%	1.90%	(1.81%)	0%
Year Ended August 31, 2009	73.85	(0.36)	(35.52)	(35.88)	—	—	(2.39)	(2.39)	35.58	(47.42%)	3,164	—	—	2.60%	1.87%	(1.38%)	1,300%
Year ended August 31, 2008	131.55	0.55	(39.50)	(38.95)	(11.80)	(1.50)	(5.45)	(18.75)	73.85	(34.75%)	2,704	—	—	2.32%	1.75%	0.51%	1,078%
Year ended August 31, 2007	111.65	3.05	26.15	29.20	(7.70)	(1.60)	—	(9.30)	131.55	26.61%	10,486	—	—	2.03%	1.75%	2.35%	496%
January 25, 2006[10] to August 31, 2006	100.00	(0.35)	12.00	11.65	—	—	—	—	111.65	11.65%[2]	18,695	—	—	3.87%	1.70%	(0.51%)	251%[2]
Direxion Monthly Developed Markets Bear 2X Fund[8]
Year Ended August 31, 2010	36.15	(0.49)	(3.23)	(3.72)	(7.90)	—	—	(7.90)	24.53	(9.48%)	7,466	—	—	2.73%	1.90%	(1.79%)	0%
Year Ended August 31, 2009	77.80	(0.80)	(26.70)	(27.50)	(14.15)	—	—	(14.15)	36.15	(45.82%)	728	—	—	2.77%	1.84%	(1.03%)	0%
Year ended August 31, 2008	59.95	1.00	16.85	17.85	—	—	—	—	77.80	29.77%	11,133	—	—	1.88%	1.75%	1.60%	0%
Year ended August 31, 2007	79.50	2.15	(21.70)	(19.55)	—	—	—	—	59.95	(24.53%)	6,682	—	—	6.12%	1.75%	3.20%	0%
February 6, 2006[10] to August 31, 2006	100.00	1.55	(22.05)	(20.50)	—	—	—	—	79.50	(20.50%)[2]	2,787	—	—	2.83%	1.74%	3.10%	0%[2]
Direxion Monthly China Bull 2X Fund
Year Ended August 31, 2010	43.69	(0.88)	0.04	(0.84)	—	—	—	—	42.85	(1.92%)	11,191	—	—	1.90%	1.90%	(1.80%)	0%
Year Ended August 31, 2009	100.92	(0.53)	(56.60)	(57.13)	(0.09)	—	(0.01)	(0.10)	43.69	(56.58%)	14,453	—	—	2.14%	1.90%	(1.54%)	3,606%
December 3, 2007[10]to August 31, 2008	240.00	0.48	(139.56)	(139.08)	—	—	—	—	100.92	(57.95%)[2]	6,295	—	—	2.81%	1.75%	0.46%	2,204%[2]
U.S. Government Money Market Fund
Year Ended August 31, 2010	1.00	— [9]	—	— [9]	— [9]	—	—	— [9]	1.00	0.06%	60,741	—	—	1.20%	0.05%	0.06%	0%
Year Ended August 31, 2009	1.00	— [9]	—	— [9]	— [9]	—	—	— [9]	1.00	0.23%	49,355	—	—	1.29%	0.64%	0.24%	0%
Year ended August 31, 2008	1.00	0.02	—	0.02	(0.02)	—	—	(0.02)	1.00	2.23%	91,270	—	—	1.10%	0.99%	1.91%	0%
Year ended August 31, 2007	1.00	0.04	—	0.04	(0.04)	—	—	(0.04)	1.00	4.14%	48,488	—	—	1.21%[11]	1.18%	4.06%	0%
Year ended August 31, 2006	1.00	0.03	—	0.03	(0.03)	—	—	(0.03)	1.00	3.49%	27,309	—	—	1.00%	1.09%	3.37%	0%

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	On February 16, 2010, the Direxion Monthly Emerging Markets Bear 2X Fund had a 10:1 reverse stock split. Per share data for all periods prior to February 16, 2010 has been adjusted to give effect to 10:1 reverse stock split.
[8]	On February 16, 2010, the Direxion Monthly Developed Markets Bear 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to February 16, 2010 has been adjusted to give effect to 5:1 reverse stock split.
[9]	Amount is less than $0.01 per share.
[10]	Commencement of operations.

50  DIREXION ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2010

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The trust currently has 32 series of which 13 are included in this report: Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 10 Year Note Bear 2X Fund, Direxion Monthly 10 Year Note Bull 2X Fund, Dynamic HY Bond Fund, HY Bear Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Emerging Markets Bear 2X Fund, Direxion Monthly Developed Markets Bull 2X Fund, Direxion Monthly Developed Markets Bear 2X Fund, Direxion Monthly China Bull 2X Fund, and the U.S. Government Money Market Fund (each a “Fund” and collectively, the “Funds”). Each Fund (other than the U.S. Government Money Market Fund) is a non-diversified series of the Trust pursuant to the 1940 Act. The 13 Funds included in this report offer only Investor Class of shares.

With exception of the Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, the Funds’ investment objectives are to seek monthly investment results, before fees and expenses, that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name (with the exception of the HY Bear Fund) attempt to provide investment results that correlate negatively to the return of an index or benchmark.

		Monthly
Fund	Index or Benchmark	Target
Direxion Monthly Small Cap Bull 2X Fund Direxion Monthly Small Cap Bear 2X Fund	Russell 2000® Index	200	% -200%

Direxion Monthly 10 Year Note Bull 2X Fund Direxion Monthly 10 Year Note Bear 2X Fund	NYSE Current 10-Year Note Treasury Index	200	% -200%

Direxion Monthly Commodity Bull 2X Fund	Morgan Stanley® Commodity Related Index	200%

Direxion Monthly Emerging Markets Bull 2X Fund Direxion Monthly Emerging Markets Bear 2X Fund	MSCI Emerging Marketssm Index	200	% -200%

Direxion Monthly Developed Markets Bull 2X Fund Direxion Monthly Developed Markets Bear 2X Fund	MSCI EAFE® Index	200	% -200%

Direxion Monthly China Bull 2X Fund	FTSE/Xinhua China 25 Index	200%

Effective September 30, 2009, these funds were renamed:

Current Fund Name	Prior Fund Name

Direxion Monthly Small Cap Bull 2X Fund	Small Cap Bull 2.5X Fund
Direxion Monthly Small Cap Bear 2X Fund	Small Cap Bear 2.5X Fund
Direxion Monthly 10 Year Note Bull 2X Fund	10 Year Note Bull 2.5X Fund
Direxion Monthly 10 Year Note Bear 2X Fund	10 Year Note Bear 2.5X Fund
Direxion Monthly Commodity Bull 2X Fund	Commodity Bull 2X Fund
Direxion Monthly Emerging Markets Bull 2X Fund	Emerging Markets Bull 2X Fund
Direxion Monthly Emerging Markets Bear 2X Fund	Emerging Markets Bear 2X Fund
Direxion Monthly Developed Markets Bull 2X Fund	Developed Markets Bull 2X Fund
Direxion Monthly Developed Markets Bear 2X Fund	Developed Markets Bear 2X Fund
Direxion Monthly China Bull 2X Fund	China Bull 2X Fund

These name changes corresponded with the change for these funds to seek calendar month, leveraged investment results rather than daily leveraged investment results. Also all funds now seek investment results of 200% of the price performance, or the inverse of the price performance of its benchmark index.

DIREXION ANNUAL REPORT  51

The Dynamic HY Bond Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in high-yield debt instruments, commonly referred to as “junk bonds”, and derivatives of such instruments, including derivatives which isolate the credit component of such junk bonds and do not provide general interest rate exposure. The HY Bear Fund seeks to profit from a decline in the value of lower-quality debt instruments, including junk bonds, by creating short positions in such instruments and derivatives of such instruments, including derivatives which isolate the credit component of such junk bonds and do not provide general interest rate exposure. The U.S. Government Money Market Fund seeks to provide security of principal, current income and liquidity.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at August 31, 2010.

c) Swap Contracts – Each Fund, other than the U.S. Government Money Market Fund, may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.)

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate

52  DIREXION ANNUAL REPORT

of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”

Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser.

The Dynamic HY Bond Fund and HY Bear Fund may enter into credit default swaps. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event a credit event occurs, typically a default by a corporate issuer on its debt obligation. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

DIREXION ANNUAL REPORT  53

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. The stream of payments includes any up-front payments paid or received by the Fund and interest associated with the agreement. Up-front payments compensate for differences between the stated terms of the agreement and the prevailing market conditions and are recorded as realized gain or loss ratably over the term of the swap. The interest associated with the agreement is recognized as unrealized gain or loss until the swap is sold or expires, at which point the cumulative stream of payments is recognized as a component of realized gain or loss. A credit index consists of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset based securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds because entering into credit default swaps on indices is less expensive than buying many credit default swaps. Credit default swaps on indices are benchmarks for protecting investors owning bonds against defaults, and traders use them to speculate on changes in credit quality of bonds.

The maximum potential amount of future payments that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap. Notional amount of all credit default swaps outstanding as of August 31, 2010 are disclosed in the footnotes to the Schedule of Investments. These potential amounts would be partially offset by any recovery value of respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Dynamic HY Bond Fund has entered into swap agreements with Barclays Capital as counterparty in which the fund sold protection on a credit default swap index, the Markit CDX North America High Yield Index (the “CDX”). The HY Bear Fund has entered into swap agreements with three counterparties: Bank of America, Barclays Capital and Credit Suisse Capital, LLC in which the fund bought protection on the CDX. The aggregate value of assets posted by the funds as collateral for these swaps as of August 31, 2010 was $4,420,000 for the Dynamic HY Bond Fund and $2,410,000 for the HY Bear Fund. The CDX is a standardized credit security and is composed of 100 non-investment grade entities (“reference entities”), distributed among three sub-indices: B, BB, and HB. The composition of the CDX and each sub-index is determined by a consortium of 16 member banks. All entities are domiciled in North America. CDX indices roll every 6 months in March and September. The Dynamic HY Bond Fund, by entering into the credit default swap agreements on the CDX, is providing credit protection to the counterparties of the respective credit default swap agreements in exchange for a fixed rate payment received by the Fund from the counterparties. Therefore, there is credit risk to the Fund with respect to the reference entities of the CDX covered by these credit default swap agreements. If a credit event occurs with respect to a reference entity, the Fund will be required to make a payment to the counterparty under the respective credit default swap agreement. A credit event may include a failure to pay interest or principal or bankruptcy by any of the 100 reference entities in the CDX. The HY Bear Fund, by entering into the credit default swap agreements on the CDX, is provided credit protection from the counterparties of the respective credit default swap agreements in exchange for a fixed rate payment paid to the counterparties from the Fund. Therefore, there is no credit risk to the Fund with respect to reference entities of the CDX covered by these credit default swap agreements. The counterparties of the respective credit default swap agreements bear the credit risk. If a credit event occurs with respect to a reference entity, the counterparty will be required to make a payment to the Fund under the respective credit default swap agreement. A credit event may include a failure to pay interest or principal or bankruptcy by any of the 100 reference entities in the CDX.

The Funds have adopted authoritative standards of accounting for and disclosure of credit derivatives, including credit default swap agreements. These disclosure requirements include (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount

54  DIREXION ANNUAL REPORT

of future payments the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, (iv) the nature of any recourse provisions and assets held either as collateral or by third parties, and (v) the current status of the payment risk of the credit derivative.

d) Short Positions – The Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 10 Year Note Bear 2X Fund, Dynamic HY Bond Fund, HY Bear Fund, Direxion Monthly Emerging Markets Bear 2X Fund and Direxion Monthly Developed Markets Bear 2X Fund may engage in short sale transactions. The Direxion Monthly Small Cap Bull 2X Fund can only engage in short sales “against the box”. In this instance a security can only be sold short if a long position is held on the same security. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds held no securities sold short at August 31, 2010.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in options or options on futures contracts at August 31, 2010.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

DIREXION ANNUAL REPORT  55

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes. No provision for federal income taxes has been made.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For additional discussion on expenses refer to Note 6.

k) Distributions to Shareholders – Each Fund, other than the U.S. Government Money Market Fund, generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the years ended August 31, 2010 and August 31, 2009, were as follows:

	Direxion Monthly		Direxion Monthly		Direxion Monthly
	Small Cap Bull 2X Fund		Small Cap Bear 2X Fund		10 Year Note Bull 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009	2010	2009

Distributions paid from:
Ordinary Income	$—	$—	$—	$251,204	$732,447	$—
Long-Term Capital Gains	—	—	—	—	39,313	—
Return of Capital	—	—	—	1,871,514	—	—

Total Distributions paid	$—	$—	$—	$2,122,718	$771,760	$—

	Direxion Monthly
	10 Year Note Bear 2X Fund		Dynamic HY Bond Fund		HY Bear Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009	2010	2009

Distributions paid from:
Ordinary Income	$—	$—	$641,296	$2,836,324	$—	$256,189
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—

Total Distributions paid	$—	$—	$641,296	$2,836,324	$—	$256,189

			Direxion Monthly		Direxion Monthly
	Direxion Monthly		Emerging Markets Bull		Emerging Markets Bear
	Commodity Bull 2X Fund		2X Fund		2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009	2010	2009

Distributions paid from:
Ordinary Income	$—	$—	$—	$—	$—	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	92,518	1,035,024	1,399,408

Total Distributions paid	$—	$—	$—	$92,518	$1,035,024	$1,399,408

56  DIREXION ANNUAL REPORT

	Direxion Monthly Developed Markets Bull 2X Fund		Direxion Monthly Developed Markets Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009

Distributions paid from:
Ordinary Income	$—	$—	$—	$2,165,581
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	604,373	475,001	—

Total Distributions paid	$—	$604,373	$475,001	$2,165,581

	Direxion Monthly		U.S. Government
	China Bull 2X Fund		Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009

Distributions paid from:
Ordinary Income	$—	$17,749	$27,591	$222,692
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	2,254	—	—

Total Distributions paid	$—	$20,003	$27,591	$222,692

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended August 31, 2010.

As of August 31, 2010, the components of distributable earnings of the Funds on a tax basis were as follows:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Small Cap	Small Cap	10 Year Note	10 Year Note	Dynamic HY
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund	Bond Fund

Tax cost of investments	$7,561,550	$32,153,328	$35,613,348	$17,462,617	$3,470,958
Gross unrealized appreciation	—	—	—	—	—
Gross unrealized depreciation	—	—	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—	$—

Undistributed ordinary income	—	—	1,824,315	—	405,707
Undistributed long-term capital gain	—	—	41,943	—	—

Total distributable earnings	—	—	1,866,258	—	405,707

Other accumulated gain/(loss)	(21,375,740)	(38,560,131)	590,064	(13,438,735)	(1,285,594)

Total accumulated earnings/(loss)	$(21,375,740)	$(38,560,131)	$2,456,322	$(13,438,735)	$(879,887)

DIREXION ANNUAL REPORT  57

		Direxion Monthly	Direxion Monthly	Direxion Monthly
		Commodity	Emerging Markets	Emerging Markets
	HY Bear Fund	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund

Tax cost of investments	$39,189,290	$20,434,535	$22,916,724	$6,689,193
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

Undistributed ordinary income	—	—	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	—	—

Other accumulated gain/(loss)	(3,982,181)	(31,061,318)	(32,067,820)	(18,089,592)

Total accumulated earnings/(loss)	$(3,982,181)	$(31,061,318)	$(32,067,820)	$(18,089,592)

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Developed Markets	Developed Markets	China	U.S. Government
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Money Market Fund

Tax cost of investments	$2,879,000	$7,248,719	$12,911,719	$58,262,521
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

Undistributed ordinary income	—	—	—	15,518
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	—	15,518

Other accumulated gain/(loss)	(8,338,113)	(5,088,587)	(7,337,355)	(1,004)

Total accumulated earnings/(loss)	$(8,338,113)	$(5,088,587)	$(7,337,355)	$14,514

Other accumulated gain/ (loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/ (loss) on derivative positions.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income and realized gains and losses under GAAP and tax reporting:

	Net Investment	Realized	Capital
	Income (Loss)	Gain (Loss)	Stock

Direxion Monthly Small Cap Bull 2X Fund	$138,896	$1,190,085	$(1,328,981)
Direxion Monthly Small Cap Bear 2X Fund	283,750	—	(283,750)
Direxion Monthly 10 Year Note Bull 2X Fund	369,554	(2,781,683)	2,412,129
Direxion Monthly 10 Year Note Bear 2X Fund	402,943	—	(402,943)
Dynamic HY Bond Fund	2,415,545	(2,415,545)	—
HY Bear Fund	207,714	762,535	(970,249)
Direxion Monthly Commodity Bull 2X Fund	491,269	—	(491,269)
Direxion Monthly Emerging Markets Bull 2X Fund	555,474	—	(555,474)
Direxion Monthly Emerging Markets Bear 2X Fund	120,132	—	(120,132)
Direxion Monthly Developed Markets Bull 2X Fund	71,516	—	(71,516)
Direxion Monthly Developed Markets Bear 2X Fund	42,146	—	(42,146)
Direxion Monthly China Bull 2X Fund	206,197	—	(206,197)
U.S. Government Money Market Fund	537	1,619	(2,156)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be

58  DIREXION ANNUAL REPORT

reclassified between various components of net assets. The permanent differences primarily relate to swap contract adjustments, net operating losses, and dividends on redemption adjustments with differing book and tax methods.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1 and the end of their fiscal year, August 31, 2010.

At August 31, 2010, the following funds deferred, on a tax basis, post-October losses of:

	Post October	Post October
	Capital Loss Deferred	Currency Loss

Direxion Monthly Small Cap Bull 2X Fund	$950,655	$—
Direxion Monthly Small Cap Bear 2X Fund	—	—
Direxion Monthly 10 Year Note Bull 2X Fund	—	—
Direxion Monthly 10 Year Note Bear 2X Fund	4,747,276	—
Dynamic HY Bond Fund	—	—
HY Bear Fund	2,674,091	—
Direxion Monthly Commodity Bull 2X Fund	906,476	—
Direxion Monthly Emerging Markets Bull 2X Fund	200,295	—
Direxion Monthly Emerging Markets Bear 2X Fund	146,580	—
Direxion Monthly Developed Markets Bull 2X Fund	1,326,725	—
Direxion Monthly Developed Markets Bear 2X Fund	—	—
Direxion Monthly China Bull 2X Fund	—	—
U.S. Government Money Market Fund	—	—

At August 31, 2010 the following funds had capital loss carryforwards on a tax basis of:

	Expires
	8/31/2011	8/31/2012	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	Total

Direxion Monthly Small Cap Bull 2X Fund	$12,679,111	$—	$—	$—	$—	$310,769	$—	$—	$12,989,880
Direxion Monthly Small Cap Bear 2X Fund	—	8,346,591	4,667,388	883,969	5,310,686	6,570,886	—	3,873,693	29,653,213
Direxion Monthly 10 Year Note Bull 2X Fund	—	—	—	—	—	—	—	—	—
Direxion Monthly 10 Year Note Bear 2X Fund	—	—	—	—	88,219	1,941,340	2,717,991	2,615,933	7,363,483
Dynamic HY Bond Fund	—	—	—	—	—	—	1,285,594	—	1,285,594
HY Bear Fund	—	—	—	—	—	—	—	1,308,090	1,308,090
Direxion Monthly Commodity Bull 2X Fund	—	—	—	—	—	—	11,546,296	12,676,861	24,223,157
Direxion Monthly Emerging Markets Bull 2X Fund	—	—	—	—	—	—	8,991,887	1,727,140	10,719,027
Direxion Monthly Emerging Markets Bear 2X Fund	—	—	—	—	—	10,754,148	—	1,854,772	12,608,920
Direxion Monthly Developed Markets Bull 2X Fund	—	—	—	—	—	—	1,861,196	435,235	2,296,431
Direxion Monthly Developed Markets Bear 2X Fund	—	—	—	—	—	—	—	3,223,821	3,223,821
Direxion Monthly China Bull 2X Fund	—	—	—	—	—	—	1,742,071	—	1,742,071
U.S. Government Money Market Fund	377	—	189	356	82	—	—	—	1,004

8/31/2010
Capital Loss Utilized:
Direxion Monthly Small Cap Bull 2X Fund	$298,081
Dynamic HY Bond Fund	4,106,463
Direxion Monthly China Bull 2X Fund	279,018
Capital Loss Expired:
Direxion Monthly Small Cap Bull 2X Fund	$1,190,085
U.S. Government Money Market Fund	1,619

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

DIREXION ANNUAL REPORT  59

The Funds have adopted authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position take or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2010, open Federal and state income tax years include the tax years ended August 31, 2007, August 31, 2008, August 31, 2009 and August 31, 2010. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

l) Credit Facility – U.S. Bank, N.A. had made available to Direxion Monthly 10 Year Note Bull 2X Fund and Dynamic HY Bond Fund, a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. The Line of Credit was closed on February 15, 2010. The funds did not utilize this Line of Credit during the period September 1, 2009 through February 15, 2010.

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	REVERSE STOCK SPLITS

During the year ended August 31, 2010, shares of the Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bear 2X Fund and the Direxion Monthly Developed Markets Bear 2X Fund were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to reduce the number of shares outstanding while maintaining the Fund’s and each shareholder’s aggregate net asset value. A summary of the reverse stock splits is as follows:

			Net Asset Value	Net Asset Value	Shares Outstanding	Shares Outstanding
	Date	Rate	Before Split	After Split	Before Split	After Split

Direxion Monthly Small Cap Bear 2X Fund	2/16/2010	10:1	$2.31	$23.10	6,116,881	611,688
Direxion Monthly Emerging Markets Bear 2X Fund	2/16/2010	10:1	1.70	17.00	5,402,318	540,232
Direxion Monthly Developed Markets Bear 2X Fund	2/16/2010	5:1	6.39	31.95	303,937	60,787

The reverse stock splits have no impact on the net assets of the funds.

4.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the years ended August 31, 2010 and August 31, 2009, were as follows:

	Direxion Monthly		Direxion Monthly
	Small Cap Bull 2X Fund		Small Cap Bear 2X Fund[1]
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009

Shares sold	2,928,617	7,578,267	4,765,665	2,863,766
Shares issued in reinvestment of distributions	—	—	—	18,901
Shares redeemed	(3,278,723)	(7,055,137)	(3,387,681)	(2,842,313)

Total net increase (decrease) from capital share transactions	(350,106)	523,130	1,377,984	40,354

60  DIREXION ANNUAL REPORT

	Direxion Monthly		Direxion Monthly
	10 Year Note Bull 2X Fund		10 Year Note Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009

Shares sold	5,976,353	28,703,442	14,725,193	16,279,973
Shares issued in reinvestment of distributions	29,019	—	—	—
Shares redeemed	(5,744,274)	(28,992,373)	(14,230,775)	(17,547,561)

Total net increase (decrease) from capital share transactions	261,098	(288,931)	494,418	(1,267,588)

	Dynamic HY Bond Fund		HY Bear Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009

Shares sold	46,510,846	179,723,478	25,275,495	25,107,416
Shares issued in reinvestment of distributions	42,270	173,559	—	7,969
Shares redeemed	(48,163,659)	(179,321,803)	(23,840,419)	(25,115,027)

Total net increase (decrease) from capital share transactions	(1,610,543)	575,234	1,435,076	358

	Direxion Monthly Commodity Bull 2X Fund
	Year Ended	Year Ended
	August 31,	August 31,
	2010	2009

Shares sold	1,569,377	2,529,403
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(1,640,608)	(2,460,046)

Total net increase (decrease) from capital share transactions	(71,231)	69,357

	Direxion Monthly		Direxion Monthly
	Emerging Markets		Emerging Markets
	Bull 2X Fund		Bear 2X Fund[2]
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009

Shares sold	4,394,878	11,158,401	8,144,577	4,415,053
Shares issued in reinvestment of distributions	—	3,371	62,900	10,930
Shares redeemed	(4,377,873)	(10,842,550)	(7,743,569)	(4,395,334)

Total net increase (decrease) from capital share transactions	17,005	319,222	463,908	30,649

	Direxion Monthly		Direxion Monthly
	Developed Markets		Developed Markets
	Bull 2X Fund		Bear 2X Fund[3]
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009

Shares sold	1,345,042	4,439,115	1,404,934	2,857,799
Shares issued in reinvestment of distributions	—	22,293	17,780	24,979
Shares redeemed	(1,358,026)	(4,409,089)	(1,138,552)	(3,005,700)

Total net increase (decrease) from capital share transactions	(12,984)	52,319	284,162	(122,922)

DIREXION ANNUAL REPORT  61

	Direxion Monthly		U.S. Government
	China Bull 2X Fund		Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009

Shares sold	2,176,369	5,814,182	409,192,807	1,740,264,595
Shares issued in reinvestment of distributions	—	583	21,168	194,397
Shares redeemed	(2,246,048)	(5,546,355)	(397,827,874)	(1,782,374,846)

Total net increase (decrease) from capital share transactions	(69,679)	268,410	11,386,101	(41,915,854)

[1]	Capital share transactions prior to February 16, 2010 have been restated to reflect the effect of the 10:1 reverse stock split.

[2]	Capital share transactions prior to February 16, 2010 have been restated to reflect the effect of the 10:1 reverse stock split.

[3]	Capital share transactions prior to February 16, 2010 have been restated to reflect the effect of the 5:1 reverse stock split.

5.	INVESTMENT TRANSACTIONS

During the year ended August 31, 2010, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

	Purchases	Sales

Direxion Monthly Small Cap Bull 2X Fund	$—	$—
Direxion Monthly Small Cap Bear 2X Fund	—	—
Direxion Monthly 10 Year Note Bull 2X Fund	—	—
Direxion Monthly 10 Year Note Bear 2X Fund	—	—
Dynamic HY Bond Fund	—	—
HY Bear Fund	—	—
Direxion Monthly Commodity Bull 2X Fund	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	471,570	1,558,799
Direxion Monthly Emerging Markets Bear 2X Fund	—	—
Direxion Monthly Developed Markets Bull 2X Fund	—	—
Direxion Monthly Developed Markets Bear 2X Fund	—	—
Direxion Monthly China Bull 2X Fund	—	—
U.S. Government Money Market Fund	—	—

The following fund had purchases and sales of long-term U.S. Government securities during the year ended August 31, 2010:

	Purchases	Sales

Direxion Monthly 10 Year Note Bull 2X Fund	$17,363,438	$33,086,876

6.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, applied to each Fund’s average daily net assets at the annual rates presented below:

62  DIREXION ANNUAL REPORT

Direxion Monthly Small Cap Bull 2X Fund	0.75%
Direxion Monthly Small Cap Bear 2X Fund	0.75%
Direxion Monthly 10 Year Note Bull 2X Fund	0.75%
Direxion Monthly 10 Year Note Bear 2X Fund	0.75%
Dynamic HY Bond Fund	0.75%
HY Bear Fund	0.75%
Direxion Monthly Commodity Bull 2X Fund	0.75%
Direxion Monthly Emerging Markets Bull 2X Fund	0.75%
Direxion Monthly Emerging Markets Bear 2X Fund	0.75%
Direxion Monthly Developed Markets Bull 2X Fund	0.75%
Direxion Monthly Developed Markets Bear 2X Fund	0.75%
Direxion Monthly China Bull 2X Fund	0.75%
U.S. Government Money Market Fund	0.50%

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

Direxion Monthly Small Cap Bull 2X Fund	0.65%
Direxion Monthly Small Cap Bear 2X Fund	0.65%
Direxion Monthly 10 Year Note Bull 2X Fund	0.65%
Direxion Monthly 10 Year Note Bear 2X Fund	0.65%
Dynamic HY Bond Fund	0.60%
HY Bear Fund	0.65%
Direxion Monthly Commodity Bull 2X Fund	0.65%
Direxion Monthly Emerging Markets Bull 2X Fund	0.65%
Direxion Monthly Emerging Markets Bear 2X Fund	0.65%
Direxion Monthly Developed Markets Bull 2X Fund	0.65%
Direxion Monthly Developed Markets Bear 2X Fund	0.65%
Direxion Monthly China Bull 2X Fund	0.65%
U.S. Government Money Market Fund	0.45%

Under the Agreement, the Adviser may continue to waive expenses of the U.S. Government Money Market Fund in order to maintain a positive yield to its investors, which is necessitated by the overall decline of yields of the underlying securities of the U.S. Government Money Market Fund. The Advisor is able to recover these waived expenses for the three previous years if the yield provided to its investors maintains a level of 0.50%. Waived expenses of the U.S. Government Money Market Fund subject to potential recovery:

Expiring in:	Amount

2012	$96,666
2013	$496,533

Total	$593,199

Distribution Expenses: Shares of the Funds, except for shares of the Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Dynamic HY Bond Fund and HY Bear Fund are subject to an annual Rule 12b-1 fee of up to 0.40% of the Fund’s average daily

DIREXION ANNUAL REPORT  63

net assets. The U.S. Government Money Market Fund is not authorized to pay 12b-1 fees. The Funds, except the U.S. Government Money Market Fund, currently pay a 12b-1 fee of 0.25% of the Fund’s average daily net assets.

Shareholder Servicing Fees: The Board of Trustees has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.25% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

7.	VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities
Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Funds’ investments as of August 31, 2010:

	Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$7,561,550	$—	$—	$7,561,550
Other Financial Instruments*	$—	$(1,019,943)	$—	$(1,019,943)

	Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$32,153,328	$—	$—	$32,153,328
Other Financial Instruments*	$—	$671,873	$—	$671,873

	Direxion Monthly 10 Year Note Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$35,613,348	$—	$—	$35,613,348
Other Financial Instruments*	$—	$611,599	$—	$611,599

	Direxion Monthly 10 Year Note Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$17,462,617	$—	$—	$17,462,617
Other Financial Instruments*	$—	$(916,299)	$—	$(916,299)

	Dynamic HY Bond Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$3,470,958	$—	$—	$3,470,958
Other Financial Instruments*	$245	$(49,299)	$—	$(49,054)

64  DIREXION ANNUAL REPORT

	HY Bear Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$39,189,290	$—	$—	$39,189,290
Other Financial Instruments*	$52,081	$36,893	$—	$88,974

	Direxion Monthly Commodity Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$20,434,535	$—	$—	$20,434,535
Other Financial Instruments*	$—	$(3,495,221)	$—	$(3,495,221)

	Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$22,916,724	$—	$—	$22,916,724
Other Financial Instruments*	$—	$(2,104,907)	$—	$(2,104,907)

	Direxion Monthly Emerging Markets Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$6,689,193	$—	$—	$6,689,193
Other Financial Instruments*	$—	$112,795	$—	$112,795

	Direxion Monthly Developed Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$2,879,000	$—	$—	$2,879,000
Other Financial Instruments*	$—	$(236,886)	$—	$(236,886)

	Direxion Monthly Developed Markets Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$7,248,719	$—	$—	$7,248,719
Other Financial Instruments*	$—	$133,881	$—	$133,881

	Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$12,911,719	$—	$—	$12,911,719
Other Financial Instruments*	$—	$(1,278,765)	$—	$(1,278,765)

	U.S. Government Money Market Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$58,262,521	$—	$—	$58,262,521

For further detail on each asset class, see the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities during the year ended August 31, 2010.

8.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

DIREXION ANNUAL REPORT  65

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of August 31, 2010, the Funds were invested in futures contracts, equity swap contracts and credit default swap contracts.

At August 31, 2010, the fair value of derivatives instruments were as follows:

Asset derivatives[1]

		Interest rate risk	Credit risk	Equity risk	Total

Direxion Monthly Small Cap	Swap contracts	$—	$—	$671,873	$671,873

Bear 2X Fund	Total	$—	$—	$671,873	$671,873

Direxion Monthly 10 Year Note	Swap contracts	$611,599	$—	$—	$611,599

Bull 2X Fund	Total	$611,599	$—	$—	$611,599

Dynamic HY Bond Fund	Futures contracts*	$—	$—	$245	$245
	Swap contracts	—	—	—	—

	Total	$—	$—	$245	$245

HY Bear Fund	Futures contracts*	$—	$—	$52,081	$52,081
	Swap contracts	—	36,893	—	36,893

	Total	$—	$36,893	$52,081	$88,974

Direxion Monthly Emerging	Swap contracts	$—	$—	$112,795	$112,795

Markets Bear 2X Fund	Total	$—	$—	$112,795	$112,795

Direxion Monthly Developed	Swap contracts	$—	$—	$133,881	$133,881

Markets Bear 2X Fund	Total	$—	$—	$133,881	$133,881

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps and variation margin receivable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Liability derivatives[1]

		Interest rate risk	Credit risk	Equity risk	Total

Direxion Monthly Small Cap	Swap contracts	$—	$—	$1,019,943	$1,019,943

Bull 2X Fund	Total	$—	$—	$1,019,943	$1,019,943

Direxion Monthly 10 Year Note	Swap contracts	$916,299	$—	$—	$916,299

Bear 2X Fund	Total	$916,299	$—	$—	$916,299

Dynamic HY Bond Fund	Swap contracts	$—	$49,299	$—	$49,299

	Total	$—	$49,299	$—	$49,299

Direxion Monthly Commodity	Swap contracts	$—	$—	$3,495,221	$3,495,221

Bull 2X Fund	Total	$—	$—	$3,495,221	$3,495,221

Direxion Monthly Emerging	Swap contracts	$—	$—	$2,104,907	$2,104,907

Markets Bull 2X Fund	Total	$—	$—	$2,104,907	$2,104,907

Direxion Monthly Developed	Swap contracts	$—	$—	$236,886	$236,886

Markets Bull 2X Fund	Total	$—	$—	$236,886	$236,886

Direxion Monthly China	Swap contracts	$—	$—	$1,278,765	$1,278,765

Bull 2X Fund	Total	$—	$—	$1,278,765	$1,278,765

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps and variation margin payable.

*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
Transactions in derivative instruments during the year ended August 31, 2010, were as follows:

		Interest rate risk	Credit risk	Equity risk	Total

Direxion Monthly Small Cap	Realized gain (loss)[1]
Bull 2X Fund	Swap contracts	$—	$—	$(1,050,408)	$(1,050,408)

	Total realized gain (loss)	$—	$—	$(1,050,408)	$(1,050,408)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$(687,985)	$(687,985)

66  DIREXION ANNUAL REPORT

		Interest rate risk	Credit risk	Equity risk	Total

	Total change in unrealized appreciation (depreciation)	$—	$—	$(687,985)	$(687,985)

Direxion Monthly Small Cap	Realized gain (loss)[1]
Bear 2X Fund	Swap contracts	$—	$—	$(1,987,467)	$(1,987,467)

	Total realized gain (loss)	$—	$—	$(1,987,467)	$(1,987,467)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$671,873	$671,873

	Total change in unrealized appreciation (depreciation)	$—	$—	$671,873	$671,873

Direxion Monthly 10 Year Note	Realized gain (loss)[1]
Bull 2X Fund	Futures contracts	$193,344	$—	$—	$193,344
	Swap contracts	4,642,968	—	—	4,642,968

	Total realized gain (loss)	$4,836,312	$—	$—	$4,836,312

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$(87,800)	$—	$—	$(87,800)
	Swap contracts	116,797	—	—	116,797

	Total change in unrealized appreciation (depreciation)	$28,997	$—	$—	$28,997

Direxion Monthly 10 Year Note	Realized gain (loss)[1]
Bear 2X Fund	Futures contracts	$(130,915)	$—	$—	$(130,915)
	Swap contracts	(5,171,878)	—	—	(5,171,878)

	Total realized gain (loss)	$(5,302,793)	$—	$—	$(5,302,793)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$55,336	$—	$—	$55,336
	Swap contracts	(795,038)	—	—	(795,038)

	Total change in unrealized appreciation (depreciation)	$(739,702)	$—	$—	$(739,702)

Dynamic HY Bond Fund	Realized gain (loss)[1]
	Futures contracts	$—	$—	$142,972	$142,972
	Swap contracts	—	9,810,828	—	9,810,828

	Total realized gain (loss)	$—	$9,810,828	$142,972	$9,953,800

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$(53,913)	$(53,913)
	Swap contracts	—	(774,134)	—	(774,134)

	Total change in unrealized appreciation (depreciation)	$—	$(774,134)	$(53,913)	$(828,047)

HY Bear Fund	Realized gain (loss)[1]
	Futures contracts	$—	$—	$(647,962)	$(647,962)
	Swap contracts	—	(3,946,994)	—	(3,946,994)

	Total realized gain (loss)	$—	$(3,946,994)	$(647,962)	$(4,594,956)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—	$72,673	$72,673
	Swap contracts	—	184,670	—	184,670

	Total change in unrealized appreciation (depreciation)	$—	$184,670	$72,673	$257,343

Direxion Monthly Commodity	Realized gain (loss)[1]
Bull 2X Fund	Swap contracts	$—	$—	$5,824,993	$5,824,993

	Total realized gain (loss)	$—	$—	$5,824,993	$5,824,993

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$(2,981,833)	$(2,981,833)

	Total change in unrealized appreciation (depreciation)	$—	$—	$(2,981,833)	$(2,981,833)

DIREXION ANNUAL REPORT  67

		Interest rate risk	Credit risk	Equity risk	Total

Direxion Monthly Emerging	Realized gain (loss)[1]
Markets Bull 2X Fund	Swap contracts	$—	$—	$(317,699)	$(317,699)

	Total realized gain (loss)	$—	$—	$(317,699)	$(317,699)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$(1,667,699)	$(1,667,699)

	Total change in unrealized appreciation (depreciation)	$—	$—	$(1,667,699)	$(1,667,699)

Direxion Monthly Emerging	Realized gain (loss)[1]
Markets Bear 2X Fund	Swap contracts	$—	$—	$(2,228,979)	$(2,228,979)

	Total realized gain (loss)	$—	$—	$(2,228,979)	$(2,228,979)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$37,026	$37,026

	Total change in unrealized appreciation (depreciation)	$—	$—	$37,026	$37,026

Developed Markets Bull 2X	Realized gain (loss)[1]
Fund	Swap contracts	$—	$—	$(1,517,058)	$(1,517,058)

	Total realized gain (loss)	$—	$—	$(1,517,058)	$(1,517,058)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$(258,052)	$(258,052)

	Total change in unrealized appreciation (depreciation)	$—	$—	$(258,052)	$(258,052)

Developed Markets Bear 2X	Realized gain (loss)[1]
Fund	Swap contracts	$—	$—	$(782,589)	$(782,589)

	Total realized gain (loss)	$—	$—	$(782,589)	$(782,589)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$125,326	$125,326

	Total change in unrealized appreciation (depreciation)	$—	$—	$125,326	$125,326

China Bull 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$—	$(218,352)	$(218,352)

	Total realized gain (loss)	$—	$—	$(218,352)	$(218,352)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$48,749	$48,749

	Total change in unrealized appreciation (depreciation)	$—	$—	$48,749	$48,749

[1]	Statement of Operations location: Net realized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures and swaps.

68  DIREXION ANNUAL REPORT

For the year ended August 31, 2010, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
					Credit Default	Credit Default
	Long Futures	Short Futures	Long Equity	Short Equity	Swap Contracts	Swap Contracts
	Contracts	Contracts	Swaps Contracts	Swaps Contracts	Sell Protection	Buy Protection

Direxion Monthly Small Cap Bull 2X Fund	$—	$—	$18,645,528	$—	$—	$—
Direxion Monthly Small Cap Bear 2X Fund	—	—	—	35,882,712	—	—
Direxion Monthly 10 Year Note Bull 2X Fund	3,030,128	—	50,352,108	—	—	—
Direxion Monthly 10 Year Note Bear 2X Fund	—	1,864,433	—	31,252,166	—	—
Dynamic HY Bond Fund	4,539,917	—	—	—	30,645,600	—
HY Bear Fund	—	2,969,428	—	—	—	27,489,000
Direxion Monthly Commodity Bull 2X Fund	—	—	46,542,197	—	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	—	—	54,357,450	—	—	—
Direxion Monthly Emerging Markets Bear 2X Fund	—	—	—	14,801,830	—	—
Direxion Monthly Developed Markets Bull 2X Fund	—	—	7,612,138	—	—	—
Direxion Monthly Developed Markets Bear 2X Fund	—	—	—	5,952,200	—	—
Direxion Monthly China Bull 2X Fund	—	—	23,652,406	—	—	—

The Funds, with the exception of the Dynamic HY Bond Fund and the HY Bear Fund, utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of 200% (or -200%) calendar month performance of their respective index. The Dynamic HY Bond Fund and the HY Bear Fund utilize derivatives to obtain exposure to high-yield debt instruments.

9.	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued an update to improve disclosure about fair value measurements. This update required additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases and sales on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of the accounting standard in their financial statements.

10.	SUBSEQUENT EVENT

The Funds have adopted authoritative standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

DIREXION ANNUAL REPORT  69

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of Direxion Funds:

We have audited the accompanying statements of assets and liabilities of the Direxion Monthly Small Cap Bull 2X Fund (formerly Small Cap Bull 2.5X Fund), Direxion Monthly Small Cap Bear 2X Fund (formerly Small Cap Bear 2.5X Fund), Direxion Monthly 10 Year Note Bull 2X Fund (formerly 10 Year Note Bull 2.5X Fund), Direxion Monthly 10 Year Note Bear 2X Fund (formerly 10 Year Note Bear 2.5X Fund), Dynamic HY Bond Fund, HY Bear Fund, Direxion Monthly Commodity Bull 2X Fund (formerly Commodity Bull 2X Fund), Direxion Monthly Emerging Markets Bull 2X Fund (formerly Emerging Markets Bull 2X Fund), Direxion Monthly Emerging Markets Bear 2X Fund (formerly Emerging Markets Bear 2X Fund), Direxion Monthly Developed Markets Bull 2X Fund (formerly Developed Markets Bull 2X Fund), Direxion Monthly Developed Markets Bear 2X Fund (formerly Developed Markets Bear 2X Fund), Direxion Monthly China Bull 2X Fund (formerly China Bull 2X Fund), and U.S. Government Money Market Fund (13 of the series of the Direxion Funds) (the “Funds”), including the schedules of investments, as of August 31, 2010, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned 13 of the series of Direxion Funds at August 31, 2010, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 22, 2010

70  DIREXION ANNUAL REPORT

Additional Information
(Unaudited)

For the year ended August 31, 2010, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The amount of dividends declared from ordinary income designated as qualified income was 0%.

For corporate shareholders, the amount of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2010 was 0%.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION ANNUAL REPORT  71

Investment Advisory and Subadvisory Agreements Approvals

Provided below is a summary of certain of the factors the Board considered at its August 18, 2010 Board meeting in renewing the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Direxion Monthly China Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly Developed Markets Bull 2X Fund, Direxion Monthly Developed Markets Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Emerging Markets Bear 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 10 Year Note Bull 2X Fund, Direxion Monthly 10 Year Note Bear 2X Fund, Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, each a series of the Trust. Each series of the Trust is referred to herein as a “Fund” and collectively as the “Funds.” The Funds directly managed by Rafferty using a leveraged strategy are referred to as the “Leveraged-Index Funds.” The Funds directly managed by Rafferty other than the leveraged-index Funds are referred to as the “Non-Leveraged Funds.”

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement (“Agreement”) and each Trustee may have afforded different weight to the various factors. In determining whether to approve the continuance of the Agreement, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreement for all of the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory relationship separately.

In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund to the extent applicable; (3) the cost to Rafferty for providing services and the profitability of the advisory business to Rafferty; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty with other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided or to be provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trusts since their inception and has developed an expertise in managing the Funds, particularly those using a leveraged strategy. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations, if any. The Board also considered that Rafferty utilizes the services of an independent compliance consulting firm and that reports from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement were fair and reasonable.

Performance of the Funds.  The Board considered quarterly reports throughout the year related to the performance of the Leveraged-Index Funds. In addition, the Board evaluated the performance of the Leveraged-Index Funds relative to: (1) performance models for the year-to-date period ended June 30, 2010; and (2) market indices for the year-to-date period ended June 30, 2010. The Board considered Rafferty’s explanation that the Leveraged-Index Funds’ performance is more appropriately compared to the models rather than to the market indices. The Board also considered Rafferty’s explanation that the Leveraged-Index Funds are difficult to categorize with other Lipper peer group funds because the Funds seek daily investment results that are leveraged and the Lipper peer group funds generally do not.

The Board noted Rafferty’s explanation that the performance of a Leveraged-Index Fund and its model typically will differ materially from the performance of the Fund’s benchmark index because the benchmark index’s performance does not reflect the effects of a leveraged investment strategy. In addition, the Board noted Rafferty’s representation that the underperforming Leveraged-Index Funds generally underperformed their models due to a combination of factors, most

72  DIREXION ANNUAL REPORT

notably: (1) that a Leveraged-Index Fund’s performance will be adversely affected by fund expenses and cash flows into and out of the Fund, which are not factors that impact the performance of the Funds’ models and benchmark indices; (2) tracking differences between the futures contracts held by certain of the Leveraged-Index Funds and the securities included in their benchmark indices; and (3) daily price deviations between the time when Rafferty rebalanced the Leveraged-Index Funds’ portfolios and the close of the markets. The Board noted that the Funds’ models are not affected by these daily deviations.

The Board also evaluated the performance of each Non-Leveraged Fund relative to: (1) its benchmark index for monthly and annual periods ended July 31, 2010, where applicable; and (2) the average performance of the relevant Lipper fund universe for monthly and annual periods ended June 30, 2010. Although the Board received monthly performance reports for its consideration, the Board generally assigned more weight to the longer-term performance of the Funds. In this regard, the Board for all Funds noted the challenging nature of the markets for the calendar years 2008 and 2009.

Leveraged-Index Funds:

With respect to the Direxion Monthly China Bull 2X Fund, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2010.

With respect to the Direxion Monthly Commodity Bull 2X Fund, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2010.

With respect to the Direxion Monthly Developed Markets Bull 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which the Fund underperformed its model was less than the Fund’s annualized expense ratio.

With respect to the Direxion Monthly Developed Markets Bear 2X Fund, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2010.

With respect to the Direxion Monthly Emerging Markets Bull 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which the Fund underperformed its model was less than the Fund’s annualized expense ratio.

With respect to the Direxion Monthly Emerging Markets Bear 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which the Fund underperformed its model was less than the Fund’s annualized expense ratio.

With respect to the Direxion Monthly Small Cap Bull 2X Fund, the Board considered that the Fund outperformed its model for the relevant period ended June 30, 2010.

With respect to the Direxion Monthly Small Cap Bear 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which the Fund underperformed its model was less than the Fund’s annualized expense ratio.

With respect to the Direxion Monthly 10 Year Note Bull 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which the Fund underperformed its model was less than the Fund’s annualized expense ratio.

With respect to the Direxion Monthly 10 Year Note Bear 2X Fund, the Board considered that the Fund underperformed its model for the relevant period ended June 30, 2010. The Board noted that the amount by which the Fund underperformed its model was less than the Fund’s annualized expense ratio.

DIREXION ANNUAL REPORT  73

Non-Leveraged Funds:

With respect to the Dynamic HY Bond Fund, the Board considered management’s description of the performance of the Lipper universe of high current yield funds. The Board also considered that: (1) as of July 31, 2010, the Fund underperformed its benchmark index for all periods presented; and (2) as of June 30, 2010, the Fund outperformed the average of the relevant Lipper fund universe for the six-month period, and underperformed for the three-month, one- and three-year periods. The Board noted Rafferty’s representation that historically the Fund has invested in high yield debt instruments and derivatives of such instruments, including derivatives which isolate the credit component of such high yield instruments and do not provide general interest rate exposure. Rafferty noted that this lack of interest rate exposure is the single largest factor that explains the relative performance between the Fund and its peers.

With respect to the HY Bear Fund, the Board considered that, as of June 30, 2010, the Fund outperformed the median of the relevant Lipper fund universe for all periods presented.

With respect to the U.S. Government Money Market Fund, the Board considered that the Fund outperformed the median of the relevant Lipper fund universe for the three-month, six-month and one-year periods, and underperformed for the three-year period. The Board noted that the Fund’s three-and six-month performance records were ranked first in its Lipper fund universe.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. With respect to the Leveraged-Index Funds, the Board also considered advisory fees charged by, and total expense ratios of, comparable fund groups. In this regard, management advised the Board that the advisory fees for each of the Leveraged-Index Funds is similar to and, in some cases lower than, the advisory fees for the comparable fund groups. The Board also considered that the total expense ratios for the Leveraged-Index Funds are generally higher than comparable funds. However, Rafferty indicated that the comparable fund groups have higher asset levels, which account in part for their lower total expense ratios. The Board also considered the fees that Rafferty charges for the services that it provides to a pooled trading vehicle for domestic hedge funds.

With respect to the Dynamic HY Bond Fund, the Board considered that the Fund’s total expenses and advisory fee rate were above the median of the relevant Lipper fund universe. In this regard, the Board noted Rafferty’s representation that the Fund’s higher expenses were in part due to the increased level of transaction costs incurred by the Fund as a result of record shareholder activity. With respect to the HY Bear Fund, the Board considered that, while the Fund’s advisory fee rate was equal to the median of the relevant Lipper fund universe and the Fund’s total expenses were higher than the median, this universe consists only of three funds, including the HY Bear Fund. With respect to the U.S. Government Money Market Fund, the Board considered that the Fund’s advisory fee rate and total expenses were higher than the median of the relevant Lipper fund universe. In this regard, the Board noted that Rafferty has agreed to voluntarily cap its investment advisory fee and/or reimburse certain expenses of the U.S. Government Money Market Fund to the extent that it becomes necessary in order to maintain a positive yield.

The Board considered that Rafferty contractually agreed to limit the total expenses for the most recent and upcoming fiscal years for each Leveraged-Index Fund and Non-Leveraged Fund via fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Advisory Agreement were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. Rafferty noted that it was continuing to work on its sales and marketing efforts to raise additional assets. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

74  DIREXION ANNUAL REPORT

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreement.

DIREXION ANNUAL REPORT  75

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Lawrence C. Rafferty(1)
Age: 68	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	135	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel J. Byrne
Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present.	135	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III
Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; C.P.A. 1979-present.	135	Trustee of Trust Under Will of Charles S. Payson

John Weisser
Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	135	Director, MainStay VP Fund Series; Director ICAP Funds, Inc; Director, The MainStay Funds; Director, Eclipse Funds, Inc.

76  DIREXION ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

Officers

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel D. O’Neill
Age: 42	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	N/A	N/A

William Franca
Age: 53	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A

Christopher Lewis
Age: 39	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009 – present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Patrick J. Rudnick 615 East Michigan Street Milwaukee, WI 53202
Age: 37	Principal Financial Officer and Treasurer[3]	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services LLC, since 2006; Manager, PricewaterhouseCoopers LLP, 1999-2006.	N/A	N/A

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202
Age: 37	Secretary	One Year; Since 2004	Senior Vice President, U.S. Bancorp Fund Services, LLC, since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services LLC, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC,
			2000-2003.	N/A	N/A

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion ETF Trust which currently offers for sale to the public 34 of the 102 funds currently registered with the SEC.

(3)	Mr. Rudnick replaced Guy F Talarico as Principal Financial Officer and Treasurer effective June 1, 2010.

The address for all trustees and officers except Patrick J. Rudnick and Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

DIREXION ANNUAL REPORT  77

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PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the annual report.

DIREXION ANNUAL REPORT  PN-1

ANNUAL REPORT AUGUST 31, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL REPORT AUGUST 31, 2010

Evolution Managed Bond Fund
Evolution All-Cap Equity Fund
Evolution Market Leaders Fund
Evolution Alternative Investment Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Letter to Shareholders	2

Performance Summary	3

Expense Example	7

Allocation of Portfolio Holdings	9

Schedule of Investments	10

Financial Statements	18

Financial Highlights	24

Notes to the Financial Statements	25

Report of Independent Registered Public Accounting Firm	36

Additional Information	37

Investment Advisory and Subadvisory Agreement Approvals	38

Information on Board of Trustees and Officers	40

Letter to Shareholders

Dear Shareholders,

This Annual Report for the Evolution Funds covers the period from September 1, 2009 to August 31, 2010 (the “Annual Period”). This report covers the Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Market Leaders Fund and Evolution Alternative Investment Fund. Flexible Plan Investments, Ltd. serves as the sub-advisor to the Evolution Funds. During the Annual Period, the DJ Industrial Average Index returned 8.39%, the S&P 500 Index returned 4.91% and the NASDAQ-100 Index returned 9.50%.

By the beginning of the Annual Period, the markets had recovered some of the losses experienced in 2008 and early 2009 and volatility had begun to return to more normalized levels. However, despite substantial governmental stimulus and low interest rates, economic growth remained weak and the markets reflected the uncertainty of the economic picture. Equity markets were strong from the beginning of the period through the end of April but declined sharply from May through August. Fixed income markets continued to rally as fiscal concerns were pushed aside by the search for yield. The outlook for the domestic and global economies remained uncertain and job growth was very weak during the period. In Europe, the sovereign debt crisis in Greece and potential problems in Ireland and Spain left markets unsettled. Finally, China’s tightening of monetary policy and efforts to curb an overvalued real estate market raised concerns about continued growth there.

The Evolution Managed Bond Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Evolution Managed Bond Fund returned 7.78% on a total return basis during the Annual Period, compared to 9.18% for the Barclay Capital U.S. Aggregate Bond Index.

The Evolution All-Cap Equity Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Evolution All-Cap Equity Fund returned -18.81% on a total return basis during the Annual Period, compared to 4.91% for the S&P 500 Index.

The Evolution Market Leaders Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Evolution Market Leaders Fund returned 5.29% on a total return basis during the Annual Period, compared to 5.75% for the Wilshire 5000 Total Market Index.

The Evolution Alternative Investment Fund seeks high total return on an annual basis consistent with a high tolerance for risk. The Evolution Alternative Investment Fund returned -2.26% on a total return basis during the Annual Period, compared to 4.91% for the S&P Index and 9.18% for the Barclays Capital U.S. Aggregate Bond Index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Jerry Wagner
Direxion Funds	Flexible Plan Investments, Ltd.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

The total annual fund operating expense ratios of the Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Market Leaders Fund and Evolution Alternative Investment Fund is 2.15%, 1.96%, 2.25% and 2.60% respectively, net of any fee, waivers or expense reimbursements.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 22, 2010

*	The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expense ratios would be 1.90% for each Fund.

Evolution Managed Bond Fund
April 1, 20041 - August 31, 2010 (Unaudited)

Investment Objective: Seeks the highest appreciation on an annual basis consistent with a high tolerance for risk.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

Evolution Bond Fund	7.78%	4.17%	2.38%	1.18%
S&P 500 Index	4.91%	(8.66%)	(0.91%)	0.86%
Lipper High Yield Bond Index	19.59%	4.96%	5.23%	5.78%
Barclays Capital U.S. Aggregate Bond Index	9.18%	7.65%	10.13%	5.37%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index, Lipper High Yield Bond Index and Barclays Capital U.S. Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	96.8%

Total Exposure	96.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.

DIREXION ANNUAL REPORT  3

Evolution All-Cap Equity Fund
April 1, 20041 - August 31, 2010 (Unaudited)

Investment Objective: Seeks high appreciation on an annual basis consistent with a high tolerance for risk.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

Evolution All-Cap Equity Fund	(18.81%)	(16.44%)	(6.28%)	(4.03%)
S&P 500 Index	4.91%	(8.66%)	(0.91%)	0.86%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

	%
Investment Type	Net Assets

Common Stock	58.6%
Investment Companies	11.1%
Futures Contracts	(22.1%	)

Total Exposure	47.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.

4  DIREXION ANNUAL REPORT

Evolution Market Leaders Fund
January 27, 20061 - August 31, 2010 (Unaudited)

Investment Objective: Seeks high appreciation on an annual basis consistent with a high tolerance for risk.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Evolution Market Leaders Fund	5.29%	(13.89%)	(10.44%)
S&P 500 Index	4.91%	(8.66%)	(2.22%)
Wilshire 5000 Total Market Index	5.75%	(8.13%)	(1.95%)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index and the Wilshire 5000 Total Market Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	98.1%

Total Exposure	98.1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.

DIREXION ANNUAL REPORT  5

Evolution Alternative Investment Fund
January 26, 20061 - August 31, 2010 (Unaudited)

Investment Objective: Seeks high total return on an annual basis consistent with a high tolerance for risk.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Evolution Alternative Investment Fund	(2.26%)	(7.19%)	(3.74%)
S&P 500 Index	4.91%	(8.66%)	(2.06%)
Barclays Capital U.S. Aggregate Bond Index	9.18%	7.65%	6.61%
Credit Suisse/Tremont Hedge Fund Index	8.89%	1.12%	4.43%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Credit Suisse/Tremont Hedge Fund Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	75.8%
Futures Contracts	8.2%

Total Exposure	84.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.

[2]	As of August 31, 2010.

6  DIREXION ANNUAL REPORT

Expense Example
August 31, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (March 1, 2010 — August 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund. Actual expenses of underlying funds may vary. These expenses are not included in the examples presented on the preceding page. The preceding examples include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example does not include portfolio trading heading entitled commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION ANNUAL REPORT  7

Expense Example Tables
August 31, 2010 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	March 1, 2010	August 31, 2010	Period[2]

Evolution Managed Bond Fund
Based on actual fund return	1.91%	$1,000.00	$1,058.10	$9.91
Based on hypothetical 5% return	1.91%	1,000.00	1,015.58	9.70
Evolution All-Cap Equity Fund
Based on actual fund return	1.91%	1,000.00	867.40	8.99
Based on hypothetical 5% return	1.91%	1,000.00	1,015.58	9.70
Evolution Market Leaders Fund
Based on actual fund return	1.91%	1,000.00	1,004.20	9.65
Based on hypothetical 5% return	1.91%	1,000.00	1,015.58	9.70
Evolution Alternative Investment Fund
Based on actual fund return	1.90%	1,000.00	976.20	9.46
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

8  DIREXION ANNUAL REPORT

Allocation of Portfolio Holdings
August 31, 2010 (Unaudited)

				Investment
	Cash*	Common Stock		Companies	Futures		Total

Evolution Managed Bond Fund	3%	—		97%	—		100%
Evolution All-Cap Equity Fund	31%	58%		11%	0	**	100%
Evolution Market Leaders Fund	2%	0	%**	98%	—		100%
Evolution Alternative Investment Fund	24%	—		76%	0	**	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

DIREXION ANNUAL REPORT  9

Evolution Managed Bond Fund
Schedule of Investments
August 31, 2010

Shares		Value

INVESTMENT COMPANIES - 96.8%
11,599	AllianceBernstein Global High Income Fund	$166,098
14,972	BlackRock Corporate High Yield Fund VI	167,537
16,146	BlackRock Credit Allocation Fund	169,856
11,536	BlackRock Floating Rate Income Strategies Fund	168,541
3,774	iShares Barclays 1-3 Year Credit Bond Fund	397,100
26,043	iShares Barclays 1-3 Year Treasury Bond Fund	2,196,206
50,174	iShares Barclays 20+ Year Treasury Bond Fund	5,446,889
18,636	iShares Barclays 3-7 Year Treasury Bond Fund	2,196,439
76,885	iShares Barclays 7-10 Year Treasury Bond Fund	7,631,605
53,279	iShares Barclays Aggregate Bond Fund	5,804,214
12,182	iShares Barclays MBS Bond Fund	1,337,401
3,774	iShares Barclays TIPS Bond Fund	408,498
23,541	iShares iBOXX $ High Yield Corporate Bond Fund	2,051,598
41,213	iShares iBOXX $ Investment Grade Corporate Bond Fund	4,657,069
22,663	MFS Charter Income Trust	218,245
28,314	MFS Government Markets Income Trust	220,849
24,127	MFS Intermediate Income Trust	169,613
25,245	Putnam Premier Income Trust	171,161
37,193	SPDR Barclays Capital International Treasury Bond Fund	2,157,938
10,470	Templeton Emerging Markets Income Fund	169,405
174,710	Vanguard Total Bond Market ETF	14,481,712
10,967	Wells Fargo Advantage Multi-Sector Income Fund	167,795
8,898	Western Asset Emerging Markets Debt Fund	166,837
18,102	Western Asset High Income Fund II	168,711
13,598	Western Asset/Claymore - Linked Opportunities & Income Fund	170,655

	TOTAL INVESTMENT COMPANIES (Cost $46,976,751)	$51,061,972

SHORT TERM INVESTMENTS - 3.0%
MONEY MARKET FUNDS - 3.0%
315,896	Fidelity Institutional Government Portfolio, 0.06%(a)	$315,896
315,896	Fidelity Institutional Money Market Portfolio, 0.23%(a)	315,896
315,896	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	315,896
315,896	Goldman Sachs Financial Square Government Fund, 0.10%(a)	315,896
315,897	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06%(a)	315,897

	TOTAL SHORT TERM INVESTMENTS (Cost $1,579,481)	$1,579,481

	TOTAL INVESTMENTS (Cost $48,556,232) - 99.8%	$52,641,453
	Other Assets in Excess of Liabilities - 0.2%	117,748

	TOTAL NET ASSETS - 100.0%	$52,759,201

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at August 31, 2010.

The accompanying notes are an integral part of these financial statements.
10  DIREXION ANNUAL REPORT

Evolution All-Cap Equity Fund
Schedule of Investments
August 31, 2010

Shares		Value

COMMON STOCKS - 58.6%
Accommodation - 0.1%
165	Home Inns & Hotels Management, Inc. ADR (China)(a)	$6,923

Administrative and Support Services - 1.6%
701	Ctrip.com International Ltd. ADR (China)(a)	28,383
3,707	Enernoc, Inc.(a)	120,774
991	Geo Group, Inc.(a)	21,901
1,171	Volt Information Sciences, Inc.(a)	7,401

		178,459

Ambulatory Health Care Services - 0.1%
241	Almost Family, Inc.(a)	6,090
299	LHC Group, Inc.(a)	5,983

		12,073

Apparel Manufacturing - 1.4%
4,323	Under Armour, Inc. - Class A(a)	155,066

Beverage and Tobacco Product Manufacturing - 1.0%
3,433	Altria Group, Inc.	76,625
93	Coca-Cola FEMSA S.A.B. de C.V. ADR (Mexico)(a)	6,982
260	Companhia de Bebidas das Americas - Ambev ADR (Brazil)	28,779

		112,386

Broadcasting (except Internet) - 0.1%
256	Liberty Media Holdings Corp.(a)	11,541

Building Material and Garden Equipment and Supplies Dealers - 0.1%
198	Sherwin Williams Co.	13,935

Chemical Manufacturing - 8.6%
205	Alberto-Culver Co.	6,365
5,879	Cardiome Pharma Corp. (Canada)(a)	35,391
347	Church & Dwight, Inc.	21,247
1,886	E.I. du Pont de Nemours & Co.	76,892
4,517	Endo Pharmaceuticals Holdings, Inc.(a)	122,727
3,468	Enzon Pharmaceuticals, Inc.(a)	35,582
364	Hi-Tech Pharmacal Co., Inc.(a)	6,315
1,181	Immucor, Inc.(a)	20,785
2,913	Impax Laboratories, Inc.(a)	45,647
1,345	Johnson & Johnson	76,692
34,124	Keryx Biopharmaceuticals, Inc.(a)	119,434
2,273	Lilly Eli & Co.	76,282
1,373	Medicis Pharmaceutical Corp.	37,757
4,814	Medifast, Inc.(a)	128,630
81	Novo Nordisk A/S ADR (Denmark)(a)	6,935
639	Perrigo Co.	36,417
1,169	Polyone Corp.(a)	11,398
3,523	Questcor Pharmaceuticals Inc.(a)	34,138
768	The Scotts Miracle-Gro Co. - Class A	36,273
1,827	Targacept, Inc.(a)	37,947
583	ViroPharma, Inc.(a)	7,311

		980,165

Clothing and Clothing Accessories Stores - 1.3%
2,783	Ross Stores, Inc.	138,120
1,107	Talbots, Inc.(a)	11,048

		149,168

Computer and Electronic Product Manufacturing - 7.0%
4,059	Acme Packet, Inc.(a)	136,382
439	Apple, Inc.(a)	106,839
304	Brush Engineered Materials, Inc.(a)	7,311
3,065	Cirrus Logic, Inc.(a)	46,343
167	Cubic Corp.	6,378
676	Dolby Laboratories, Inc.(a)	37,464
6,333	Isilon Systems, Inc.(a)	126,343
1,733	Mindspeed Technologies, Inc.(a)	11,091
534	NVE Corp.(a)	20,506
348	Omnivision Technologies, Inc.(a)	7,117
2,504	Sandisk Corp.(a)	83,233
942	Silicon Laboratories, Inc.(a)	35,928
1,109	Thoratec Corp.(a)	35,710
883	TTM Technologies , Inc.(a)	7,276
2,305	Varian Medical Systems, Inc.(a)	122,718
608	Xyratex Ltd.(a)	7,320

		797,959

Construction of Buildings - 2.2%
35,656	Hovnanian Enterprises, Inc.(a)	121,943
35,838	Standard Pacific Corp.(a)	125,075

		247,018

Credit Intermediation and Related Activities - 0.4%
1,139	EZCORP, Inc.(a)	20,479
179	HDFC Bank Ltd. ADR (India)	28,604

		49,083

Data Processing, Hosting and Related Services - 1.8%
310	Akamai Technologies, Inc.(a)	14,282
1,973	Automatic Data Processing Inc.	76,178
14,350	Health Grades, Inc.(a)	117,526

		207,986

Educational Services - 0.6%
289	New Oriental Education & Tech Group, Inc. ADR (China)(a)	28,493
2,292	Universal Technical Institute, Inc.	35,411

		63,904

Electrical Equipment, Appliance, and Component Manufacturing - 0.1%
431	Graftech International Ltd(a)	6,060
1,148	Power One Inc.(a)	11,687

		17,747

Food Manufacturing - 1.5%
526	BRF Brasil Foods SA ADR (Brazil)(a)	7,096
3,565	Conagra Foods, Inc.	76,968
218	Corn Products International, Inc.(a)	7,440
2,567	Kraft Foods, Inc.	76,882

		168,386

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  11

Evolution All-Cap Equity Fund
Schedule of Investments
August 31, 2010

Shares		Value

Food Services and Drinking Places - 0.8%
335	Chipotle Mexican Grill, Inc.(a)	$50,528
190	McDonalds Corp.	13,882
266	Panera Bread Co.(a)	21,264

		85,674

Funds, Trusts, and Other Financial Vehicles - 0.3%
967	Amerigroup Corp.(a)	35,682

Furniture and Home Furnishings Stores - 0.1%
245	Williams Sonoma, Inc.	6,360

Furniture and Related Product Manufacturing - 0.1%
2,383	Furniture Brands International, Inc.(a)	11,081

General Merchandise Stores - 0.4%
149	BJ’s Wholesale Club, Inc.(a)	6,252
319	Family Dollar Stores, Inc.	13,650
569	Freds, Inc.	6,270
289	O’Reilly Automotive, Inc.(a)	13,661

		39,833

Health and Personal Care Stores - 2.2%
299	Express Scripts, Inc.(a)	12,737
7,529	Petmed Express, Inc.	116,323
5,286	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	119,728

		248,788

Leather and Allied Product Manufacturing - 0.4%
939	Crocs, Inc.(a)	11,737
782	Deckers Outdoor Corp.(a)	33,994

		45,731

Machinery Manufacturing - 2.8%
872	Brunswick Corp.	11,083
789	Coinstar, Inc.(a)	34,322
171	Cummins, Inc.	12,724
3,478	IMAX Corp. (Canada)(a)	49,144
4,006	Pitney Bowes, Inc.	77,075
271	Robbins & Myers, Inc.	6,412
9,682	Trimas Corp.(a)	124,801

		315,561

Merchant Wholesalers, Durable Goods - 2.7%
2,026	LKQ Corp.(a)	37,684
5,001	MWI Veterinary Supply, Inc.(a)	265,553
986	Puda Coal, Inc.(a)	7,355

		310,592

Merchant Wholesalers, Nondurable Goods - 0.1%
475	Amerisourcebergen Corp.	12,958

Mining (except Oil and Gas) - 1.1%
1,866	Eldorado Gold Corp. (Canada)	36,499
2,005	Gold Fields Ltd ADR (South Africa)	28,230
261	Pan American Silver Corp. (Canada)	6,465
75	Randgold Resources Ltd ADR (United Kingdom)(a)	6,937
1,586	Silver Wheaton Corp. (Canada)(a)	35,780
867	Terra Nova Royalty Corp. (Canada)(a)	6,546

		120,457

Miscellaneous Manufacturing - 3.8%
2,001	Delcath Systems, Inc.(a)	12,166
899	Hasbro, Inc.	36,284
1,903	Heartware International, Inc.(a)	123,238
134	Intuitive Surgical, Inc.(a)	35,514
3,667	Mattel, Inc.	76,970
1,171	NewMarket Corp.	117,721
824	Symmetry Medical, Inc.(a)	7,408
574	WMS Industries, Inc.(a)	20,285

		429,586

Nonmetallic Mineral Product Manufacturing - 0.3%
3,305	Libbey, Inc.(a)	37,082

Oil and Gas Extraction - 2.0%
544	Cimarex Energy Co.	35,589
3,310	Gulfport Energy Corp.(a)	37,635
1,945	Hugoton Royalty Trust	35,282
826	Pioneer Natural Resources Co.	47,759
974	SM Energy Co.	37,002
4,856	TransGlobe Energy Corp. (Canada)(a)	34,769

		228,036

Other Information Services - 0.9%
829	Baidu.com, Inc. ADR (China)(a)	65,019
726	WebMD Health Corp.(a)	36,982

		102,001

Paper Manufacturing - 0.7%
1,195	Kimberly Clark Corp.	76,958

Personal and Laundry Services - 0.3%
1,636	Shutterfly, Inc.(a)	36,368

Petroleum and Coal Products Manufacturing - 0.7%
1,471	Conocophillips	77,125

Pipeline Transportation - 0.1%
437	Atlas Pipeline Partners LP(a)	7,447

Professional, Scientific, and Technical Services - 2.5%
111	Alexion Pharmaceuticals, Inc.(a)	6,268
2,385	Cognizant Technology Solutions Class A(a)	137,388
1,880	Ebix, Inc.(a)	35,043
309	ICON PLC ADR (Ireland)(a)	6,798
957	Incyte Corp.(a)	11,982
178	Jacobs Engineering Group, Inc.(a)	6,173
838	Perficient, Inc.(a)	7,274
384	SRA International, Inc.(a)	7,392
204	Teledyne Technologies, Inc.(a)	7,381
337	Tetra Tech, Inc.(a)	6,116
1,597	Valassis Communications, Inc.(a)	46,808

		278,623

Publishing Industries (except Internet) - 3.2%
3,843	LogMeIn, Inc.(a)	125,935
1,724	Rovi Corp.(a)	75,011
4,563	Smith Micro Software, Inc.(a)	34,907
94	SXC Health Solutions Corp.(a)	7,313
8,679	Tibco Software, Inc.(a)	125,759

		368,925

The accompanying notes are an integral part of these financial statements.
12  DIREXION ANNUAL REPORT

Evolution All-Cap Equity Fund
Schedule of Investments
August 31, 2010

Shares		Value

Rental and Leasing Services - 0.5%
242	Dollar Thrifty Automotive Group(a)	$11,384
303	Equity Residential	13,886
1,320	Textainer Group Holdings Ltd	36,036

		61,306

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.3%
2,346	Acacia Research Corp.(a)	35,237

Sporting Goods, Hobby, Book, and Music Stores - 0.3%
1,446	Dicks Sporting Goods, Inc.(a)	35,384

Telecommunications - 2.7%
2,862	AT&T, Inc.	77,360
2,129	Centurytel, Inc.	76,985
420	China Mobile Limited ADR (China)	21,554
341	Chunghwa Telecom Co. Ltd ADR (Taiwan)(a)	7,014
350	DIRECTV(a)	13,272
13,604	Qwest Communications International, Inc.	76,863
1,448	VimpelCom Ltd ADR (Russia)(a)	21,648
359	Virgin Media, Inc.(a)	7,467
288	Vivo Participacoes SA ADR (Brazil)(a)	6,912

		309,075

Transportation Equipment Manufacturing - 0.5%
477	AAR Corp.(a)	7,327
484	LMI Aerospace, Inc.(a)	7,323
318	Toyota Motor Corp. ADR (Japan)	21,573
1,809	Wabash National Corp.(a)	11,089
642	Saia, Inc.(a)	7,479

		54,791

Utilities - 0.2%
222	American States Water Co.(a)	7,399
243	Black Hills Corp.(a)	7,395
254	Constellation Energy Group, Inc.(a)	7,450

		22,244

Waste Management and Remediation Services - 0.7%
251	Republic Services, Inc.(a)	7,387
2,321	Waste Management Inc.	76,802

		84,189

	TOTAL COMMON STOCKS (Cost $6,509,753)	$6,648,893

INVESTMENT COMPANIES - 11.1%
2,578	iShares S&P Latin America 40 Index Fund	116,551
6,788	SPDR S&P Emerging Asia Pacific ETF	505,027
3,995	TICC Capital Corp.	36,594
2,470	Vanguard Emerging Markets ETF	100,727
11,115	WisdomTree Emerging Markets Small Cap Dividend Fund	505,844

	TOTAL INVESTMENT COMPANIES (Cost $1,266,019)	$1,264,743

SHORT TERM INVESTMENTS - 30.9%
MONEY MARKET FUNDS - 30.9%
701,115	Fidelity Institutional Government Portfolio, 0.06%(b)	$701,115
701,114	Fidelity Institutional Money Market Portfolio, 0.23%(b)	701,114
701,114	Goldman Sachs Financial Square Federal Fund, 0.04%(b)	701,114
701,115	Goldman Sachs Financial Square Government Fund, 0.10%(b)	701,115
701,115	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06%(b)	701,115

	TOTAL SHORT TERM INVESTMENTS (Cost $3,505,573)	$3,505,573

	TOTAL INVESTMENTS (Cost $11,281,345) - 100.6%	$11,419,209
	Liabilities in Excess of Other Assets - (0.6)%	(64,364)

	TOTAL NET ASSETS - 100.0%	$11,354,845

Percentages are stated as a percent of net assets.

(a)  Non income producing

(b)  Represents annualized seven-day yield at August 31, 2010.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  13

Evolution All-Cap Equity Fund
Futures Contracts
August 31, 2010

		Unrealized
Contracts		Depreciation

33	E-Mini S&P 500 Futures
	Expiring September 2010 (Underlying Face Amount at Market Value $1,730,025)	$(7,977)

Evolution All-Cap Equity Fund
Short Futures Contracts
August 31, 2010

		Unrealized
Contracts		Appreciation

120	E-Mini NASDAQ 100 Futures
	Expiring September 2010 (Underlying Face Amount at Market Value $4,242,000)	$14,490

The accompanying notes are an integral part of these financial statements.
14  DIREXION ANNUAL REPORT

Evolution Market Leaders Fund
Schedule of Investments
August 31, 2010

Shares		Value

COMMON STOCKS - 0.0%
Chemical Manufacturing - 0.0%
1	Inter Parfums, Inc.	$8

Miscellaneous Store Retailers - 0.0%
442	Spectrum Group International, Inc.(a)	906

	TOTAL COMMON STOCKS (Cost $7)	$914

INVESTMENT COMPANIES - 98.1%
121,216	First Trust Materials AlphaDEX Fund	$2,327,347
88,325	First Trust Value Line 100 Exchange-Traded Fund(a)	912,397
38,430	iShares Cohen & Steers Realty Majors Index Fund	2,301,189
40,219	iShares Dow Jones U.S. Basic Materials Sector Index Fund	2,359,649
45,088	iShares Dow Jones U.S. Real Estate Index Fund	2,298,135
191,143	iShares Dow Jones U.S. Telecommunications Sector Index Fund	3,828,594
14,628	iShares Morningstar Small Growth Index Fund	930,633
61,267	iShares MSCI Chile Investable Market Index Fund	4,144,713
536,008	iShares MSCI Malaysia Index Fund	6,903,783
113,851	iShares MSCI Singapore Index Fund	1,385,567
86,240	iShares MSCI Thailand Investable Market Index Fund	4,770,797
22,759	iShares MSCI Turkey Investable Market Index Fund	1,376,009
69,987	iShares S&P MidCap 400 Growth Index Fund	5,494,679
122,021	iShares S&P SmallCap 600 Growth Index Fund	6,835,617
128,504	iShares S&P SmallCap 600 Index Fund	6,842,838
45,383	Market Vectors Brazil Small-Cap ETF	2,337,678
87,754	Market Vectors Indonesia Index ETF	6,663,161
75,242	Material Select Sector SPDR Fund	2,332,502
121,476	PowerShares DWA Technical Leaders Portfolio	2,293,467
87,389	PowersShares S&P 500 High Quality Portfolio(a)	987,671
52,813	Rydex S&P Midcap 400 Pure Growth ETF	3,117,551
41,468	SPDR Dow Jones REIT ETF	2,295,668
17,766	SPDR Dow Jones Small Cap Growth ETF	1,462,497
97,495	Telecom HOLDRS Trust	2,438,350
24,824	Vanguard Extended Market ETF	1,060,233
35,779	Vanguard Materials ETF	2,339,052
52,796	Vanguard Mid-Cap Growth ETF	2,549,519
45,678	Vanguard REIT ETF	2,297,604
67,796	Vanguard Small-Cap ETF	3,839,966
3,177	Vanguard Small-Cap Growth ETF	186,712
51,123	Vanguard Telecommunication Services ETF	2,930,882

	TOTAL INVESTMENT COMPANIES (Cost $93,843,792)	$91,844,460

SHORT TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
263,007	Fidelity Institutional Government Portfolio, 0.06%(b)	$263,007
263,007	Fidelity Institutional Money Market Portfolio, 0.23%(b)	263,007
263,006	Goldman Sachs Financial Square Federal Fund, 0.04%(b)	263,006
263,006	Goldman Sachs Financial Square Government Fund, 0.10%(b)	263,006
263,006	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06%(b)	263,006

	TOTAL SHORT TERM INVESTMENTS (Cost $1,315,032)	$1,315,032

	TOTAL INVESTMENTS (Cost $95,158,831) - 99.5%	$93,160,406
	Other Assets in Excess of Liabilities - 0.5%	424,898

	TOTAL NET ASSETS - 100.0%	$93,585,304

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at August 31, 2010.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  15

Evolution Alternative Investment Fund
Schedule of Investments
August 31, 2010

Shares		Value

INVESTMENT COMPANIES - 75.8%
52,104	Aberdeen Equity Long-Short Fund	$563,240
129,975	Arbitrage Fund	1,693,568
18,982	Calamos Market Neutral Income Fund	216,014
663	CurrencyShares British Pound Sterling Trust	101,174
5,247	CurrencyShares Japanese Yen Trust	618,254
8,713	CurrencyShares Swiss Franc Trust	852,131
111,689	DWS Disciplined Market Neutral Fund	1,057,691
7,784	Energy Select Sector SPDR Fund	241,304
31,749	Franklin Gold and Precious Metals Fund	1,487,779
8,628	Gateway Fund	212,067
47,894	Hatteras Alpha Hedged Strategies Fund	468,886
53,603	Highland Long-Short Equity Fund	571,943
3,332	iShares Barclays 10-20 Year Treasury Bond Fund	411,835
5,353	iShares Barclays 20+ Year Treasury Bond Fund	581,122
1,440	iShares Barclays 3-7 Year Treasury Bond Fund	169,718
2,711	iShares Barclays 7-10 Year Treasury Bond Fund	269,094
788	iShares Barclays TIPS Bond Fund	85,191
3,661	iShares Dow Jones U.S. Basic Materials Sector Index Fund	214,791
7,710	iShares MSCI All Country Asia ex Japan Index Fund	419,655
8,738	iShares MSCI Australia Index Fund	184,197
7,203	iShares MSCI Chile Investable Market Index Fund	487,283
70,861	iShares MSCI Malaysia Index Fund	912,690
1,295	iShares MSCI Pacific ex-Japan Index Fund	50,958
13,322	iShares MSCI Singapore Index Fund	162,129
3,130	iShares MSCI South Africa Index Fund	182,792
1,801	iShares S&P Global Materials Sector Index Fund	102,135
3,864	iShares S&P Latin America 40 Index Fund	174,691
92,396	Managers AMG FQ Global Alternatives Fund	946,137
1,532	Market Vectors Gold Miners ETF	82,192
355	Materials Select Sector SPDR Fund	18,176
71,929	Merger Fund	1,139,357
41,356	Permanent Portfolio Fund	1,695,610
18,054	PowerShares 1-30 Laddered Treasury Portfolio Fund	546,314
14,943	PowerShares DB US Dollar Index Bullish Fund	360,575
2,020	PowerShares Dynamic Energy Exploration & Production Portfolio Fund	33,875
4,348	PowerShares Golden Dragon Halter USX China Portfolio Fund	101,743
5,411	ProShares UltraShort Financials Fund	124,615
1,594	ProShares UltraShort Oil & Gas Fund	109,396
8,066	Riversource Precious Metals & Mining Fund	111,226
5,183	Rydex Precious Metals Fund	357,450
68,489	Sierra Core Retirement Fund	1,644,425
2,587	SPDR Barclays Capital TIPS ETF	138,353
888	SPDR KBW Bank ETF	19,172
6,058	SPDR KBW Insurance ETF	219,845
5,672	SPDR S&P Emerging Asia Pacific ETF	421,997
801	SPDR S&P Emerging Middle East & Africa ETF	50,511
4,529	SPDR S&P Metals & Mining ETF	219,158
575	SPDR S&P Oil & Gas Exploration & Production ETF	22,143
139,919	TFS Market Neutral Fund	2,128,163
8,189	Vanguard Emerging Markets ETF	333,947
799	Vanguard Materials ETF	52,235
23,419	Wasatch-1st Source Long/Short Fund	253,864
13,545	WisdomTree Dreyfus Brazilian Real Fund	375,061
3,782	WisdomTree Emerging Markets Equity Income Fund	193,374
4,150	WisdomTree India Earnings Fund	96,239
1,080	WisdomTree Pacific ex-Japan Total Dividend Fund	61,679

	TOTAL INVESTMENT COMPANIES (Cost $23,367,593)	$24,349,164

SHORT TERM INVESTMENTS - 21.1%
MONEY MARKET FUNDS - 21.1%
1,356,080	Fidelity Institutional Government Portfolio, 0.06%(a)	$1,356,080
1,356,080	Fidelity Institutional Money Market Portfolio, 0.23%(a)	1,356,080
1,356,080	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	1,356,080
1,356,080	Goldman Sachs Financial Square Government Fund, 0.10%(a)	1,356,080
1,356,080	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06%(a)	1,356,080

	TOTAL SHORT TERM INVESTMENTS (Cost $6,780,400)	$6,780,400

	TOTAL INVESTMENTS (Cost $30,147,993) - 96.9%	$31,129,564
	Other Assets in Excess of Liabilities - 3.1%	995,194

	TOTAL NET ASSETS - 100.00%	$32,124,758

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at August 31, 2010.

The accompanying notes are an integral part of these financial statements.
16  DIREXION ANNUAL REPORT

Evolution Alternative Investment Fund
Futures Contracts
August 31, 2010

		Unrealized
Contracts		Depreciation

50	E-Mini S&P 500 Futures
	Expiring September 2010 (Underlying Face Amount at Market Value $2,621,250)	$(23,025)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  17

Statements of Assets and Liabilities
August 31, 2010

	Evolution	Evolution
	Managed Bond Fund	All-Cap Equity Fund

Assets:
Investments, at market value (Note 2)	$52,641,453	$11,419,209
Cash	—	11,505
Receivable for Fund shares sold	818,249	64,014
Receivable for investments sold	371,668	445,438
Deposit at broker for futures	—	401,530
Due from broker for futures	—	3,470
Variation margin receivable	—	3,118
Dividends and interest receivable	2,477	7,284
Other assets	—	71

Total Assets	53,833,847	12,355,639

Liabilities:
Payable for investments purchased	953,395	920,896
Payable for Fund shares redeemed	40,131	57,784
Accrued investment advisory expense	40,785	10,238
Accrued operating services fees	20,393	5,119
Accrued distribution expenses	12,220	4,325
Accrued shareholder servicing fees	7,718	2,432
Other liabilities	4	—

Total Liabilities	1,074,646	1,000,794

Net Assets	$52,759,201	$11,354,845

Net Assets Consist Of:
Capital stock	$53,187,177	$32,157,435
Undistributed net investment income	322,088	177
Accumulated net realized loss	(4,835,285)	(20,947,144)
Net unrealized appreciation on:
Investments	4,085,221	137,864
Futures	—	6,513

Total Net Assets	$52,759,201	$11,354,845

Calculation of Net Asset Value Per Share:
Net assets	$52,759,201	$11,354,845
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	3,008,415	943,248
Net asset value, redemption price and offering price per share	$17.54	$12.04

Cost of Investments	$48,556,232	$11,281,345

The accompanying notes are an integral part of these financial statements.
18  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
August 31, 2010

	Evolution Market	Evolution Alternative
	Leaders Fund	Investment Fund

Assets:
Investments, at market value (Note 2)	$93,160,406	$31,129,564
Receivable for Fund shares sold	592,425	524,620
Receivable for investments sold	—	2,025,800
Deposit at broker for futures	—	256,313
Variation margin receivable	—	8,500
Dividends and interest receivable	77	58

Total Assets	93,752,908	33,944,855

Liabilities:
Payable for investments purchased	—	1,717,374
Payable for Fund shares redeemed	9,214	16,482
Due to broker for futures	—	31,313
Accrued investment advisory expense	81,321	26,883
Accrued operating services fees	40,579	13,442
Accrued distribution expenses	21,190	9,427
Accrued shareholder servicing fees	14,066	4,974
Other liabilities	1,234	202

Total Liabilities	167,604	1,820,097

Net Assets	$93,585,304	$32,124,758

Net Assets Consist Of:
Capital stock	$98,689,947	$40,830,081
Undistributed net investment income	—	—
Accumulated net realized loss	(3,106,218)	(9,663,869)
Net unrealized appreciation (depreciation) on:
Investments	(1,998,425)	981,571
Futures	—	(23,025)

Total Net Assets	$93,585,304	$32,124,758

Calculation of Net Asset Value Per Share:
Net assets	$93,585,304	$32,124,758
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	7,851,298	2,120,979
Net asset value, redemption price and offering price per share	$11.92	$15.15

Cost of Investments	$95,158,831	$30,147,993

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  19

Statements of Operations
For the Year Ended August 31, 2010

	Evolution	Evolution
	Managed Bond Fund	All-Cap Equity Fund

Investment income:
Dividend income (net of foreign withholding tax of $- and $3,380, respectively)	$1,915,153	$356,880
Interest income	2,043	939

Total investment income	1,917,196	357,819

Expenses:
Investment advisory fees	488,139	286,429
Operating services fees	244,070	143,215
Distribution expenses	122,035	71,607
Shareholder servicing fees	73,221	42,964

Total expenses before interest	927,465	544,215
Interest on line of credit	2,509	1,011

Total expenses	929,974	545,226

Net investment income (loss)	987,222	(187,407)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	920,276	4,664,578
Futures	—	(6,269,940)
Contributions by affiliates (Note 5)	—	41,500

	920,276	(1,563,862)

Capital gain distributions from regulated investment companies	33,735	—

Change in unrealized appreciation (depreciation) on:
Investments	1,588,337	(2,097,498)
Futures	—	149,055

	1,588,337	(1,948,443)

Net realized and unrealized gain (loss) on investments	2,542,348	(3,512,305)

Net increase (decrease) in net assets resulting from operations	$3,529,570	$(3,699,712)

The accompanying notes are an integral part of these financial statements.
20  DIREXION ANNUAL REPORT

Statements of Operations
For the Year Ended August 31, 2010

	Evolution Market	Evolution Alternative
	Leaders Fund	Investment Fund

Investment income:
Dividend income (net of foreign withholding tax of $- and $6, respectively)	$1,142,925	$309,831
Interest income	7,939	6,873

Total investment income	1,150,864	316,704

Expenses:
Investment advisory fees	732,804	255,614
Operating services fees	366,402	127,807
Distribution expenses	183,201	63,904
Shareholder servicing fees	109,920	38,342

Total expenses before interest	1,392,327	485,667
Interest on line of credit	2,714	202

Total expenses	1,395,041	485,869

Net investment loss	(244,177)	(169,165)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	5,583,465	(1,063,657)
Futures	—	(145,232)

	5,583,465	(1,208,889)

Capital gain distributions from regulated investment companies	—	55,955

Change in unrealized appreciation (depreciation) on:
Investments	(3,871,149)	396,723
Futures	—	(23,025)

	(3,871,149)	373,698

Net realized and unrealized gain (loss) on investments	1,712,316	(779,236)

Net increase (decrease) in net assets resulting from operations	$1,468,139	$(948,401)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  21

Statements of Changes in Net Assets
August 31, 2010

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2010	August 31, 2009	August 31, 2010	August 31, 2009

Operations:
Net investment income (loss)	$987,222	$792,750	$(187,407)	$(220,270)
Net realized gain (loss) on investments	920,276	(1,210,027)	(1,563,862)	(9,293,970)
Capital gain distributions from regulated
investment companies	33,735	7,553	—	—
Change in net unrealized appreciation (depreciation) on investments	1,588,337	2,187,303	(1,948,443)	1,106,715

Net increase (decrease) in net assets resulting from operations	3,529,570	1,777,579	(3,699,712)	(8,407,525)

Distributions to shareholders:
Net investment income	(929,653)	(665,397)	—	—

Total distributions	(929,653)	(665,397)	—	—

Capital share transactions:
Proceeds from shares sold	86,778,757	45,622,040	11,555,490	39,304,950
Proceeds from shares issued to holders in reinvestment of distributions	929,653	665,395	—	—
Cost of shares redeemed	(85,313,894)	(25,877,073)	(39,973,221)	(22,562,344)

Net increase (decrease) in net assets resulting from capital share transactions	2,394,516	20,410,362	(28,417,731)	16,742,606

Total increase (decrease) in net assets	4,994,433	21,522,544	(32,117,443)	8,335,081

Net assets:
Beginning of year	47,764,768	26,242,224	43,472,288	35,137,207

End of year	$52,759,201	$47,764,768	$11,354,845	$43,472,288

Undistributed net investment income, end of year	$322,088	$253,634	$177	$1,046

The accompanying notes are an integral part of these financial statements.
22  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets
August 31, 2010

	Evolution Market Leaders Fund		Evolution Alternative Investment Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2010	August 31, 2009	August 31, 2010	August 31, 2009

Operations:
Net investment loss	$(244,177)	$(39,245)	$(169,165)	$(19,596)
Net realized gain (loss) on investments	5,583,465	(1,573,271)	(1,208,889)	(2,380,224)
Capital gain distributions from regulated investment companies	—	562	55,955	57,971
Net unrealized appreciation (depreciation) on investments	(3,871,149)	574,464	373,698	250,018

Net increase (decrease) in net assets resulting from operations	1,468,139	(1,037,490)	(948,401)	(2,091,831)

Distributions to shareholders:
Net investment income	—	—	(30,374)	(800,714)
Return of capital	(155,936)	—	(7)	—

Total distributions	(155,936)	—	(30,381)	(800,714)

Capital share transactions:
Proceeds from shares sold	119,914,890	64,703,494	36,496,354	11,075,462
Proceeds from shares issued to holders in reinvestment of distributions	155,936	—	30,381	800,714
Cost of shares redeemed	(72,875,120)	(35,886,482)	(23,525,648)	(13,918,262)

Net increase (decrease) in net assets resulting from capital share transactions	47,195,706	28,817,012	13,001,087	(2,042,086)

Total increase (decrease) in net assets	48,507,909	27,779,522	12,022,305	(4,934,631)

Net assets:
Beginning of year	45,077,395	17,297,873	20,102,453	25,037,084

End of year	$93,585,304	$45,077,395	$32,124,758	$20,102,453

Undistributed net investment income, end of year	$—	$—	$—	$30,374

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  23

Financial Highlights
August 31, 2010

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset							Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		Net Assets,	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	End of	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[4]	Year/Period (,000)	Expenses[1]	Expenses[1]	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[5]

Evolution Managed Bond Fund
Year Ended August 31, 2010	$16.57	$0.34	$0.93	1.27	$(0.30)	$—	$—	(0.30)	$17.54	7.78%	$52,759	—	—	1.91%	1.91%	2.02%	390%
Year Ended August 31, 2009	16.41	0.37	0.12	0.49	(0.33)	—	—	(0.33)	16.57	3.04%	47,765	—	—	1.88%	1.87%	2.32%	425%
Year ended August 31, 2008	16.83	0.59	(0.30)	0.29	(0.71)	—	—	(0.71)	16.41	1.78%	26,242	—	—	1.90%	1.75%	3.51%	439%
Year ended August 31, 2007	17.45	0.64	(0.51)	0.13	(0.75)	—	—	(0.75)	16.83	0.76%	39,736	—	—	1.75%	1.75%	3.70%	914%
Year ended August 31, 2006	18.20	0.46[6]	(0.70)	(0.24)	(0.51)	—	—	(0.51)	17.45	(1.26%)	46,932	1.86%	1.84%	1.81%	1.79%[8]	2.70%[7]	1,156%
Evolution All-Cap Equity Fund
Year Ended August 31, 2010	14.83	(0.09)	(2.70)	(2.79)	—	—	—	—	12.04	(18.81%)[9]	11,355	—	—	1.90%	1.90%	(0.65%)	1,677%
Year Ended August 31, 2009	18.55	(0.07)	(3.65)	(3.72)	—	—	—	—	14.83	(20.05%)	43,472	—	—	1.87%	1.85%	(0.48%)	1,977%
Year ended August 31, 2008	24.31	(0.06)	(1.96)	(2.02)	—	(3.74)	—	(3.74)	18.55	(10.07%)	35,137	—	—	1.84%	1.75%	(0.27%)	1,374%
Year ended August 31, 2007	22.75	0.03	2.67	2.70	(0.19)	(0.95)	—	(1.14)	24.31	12.03%	64,247	—	—	1.69%	1.69%	0.10%	885%
Year ended August 31, 2006	21.24	0.20	2.03	2.23	—	(0.72)	—	(0.72)	22.75	10.61%	112,721	—	—	1.67%	1.69%[8]	0.88%	1,119%
Evolution Market Leaders Fund
Year Ended August 31, 2010	11.35	(0.04)	0.64	0.60	(0.03)	—	—	(0.03)	11.92	5.29%	93,585	—	—	1.90%	1.90%	(0.33%)	1,239%
Year Ended August 31, 2009	16.68	(0.02)	(5.31)	(5.33)	—	—	—	—	11.35	(31.95%)	45,077	—	—	1.95%	1.90%	(0.16%)	1,697%
Year ended August 31, 2008	18.80	0.07	(2.10)	(2.03)	(0.06)	—	(0.03)	(0.09)	16.68	(10.86%)	17,298	—	—	1.96%	1.75%	0.38%	1,191%
Year ended August 31, 2007	18.12	(0.03)	0.78	0.75	(0.07)	—	—	(0.07)	18.80	4.06%	31,637	—	—	1.85%	1.75%	(0.17%)	886%
January 27, 2006[10] to August 31, 2006	20.00	0.06	(1.94)	(1.88)	—	—	—	—	18.12	(9.40%)[2]	53,795	—	—	1.84%	1.75%	0.50%	864%[2]
Evolution Alternative Investment Fund
Year Ended August 31, 2010	15.52	(0.10)	(0.25)	(0.35)	(0.02)	—	—	(0.02)	15.15	(2.26%)	32,125	—	—	1.90%	1.90%	(0.66%)	879%
Year Ended August 31, 2009	17.63	(0.02)	(1.47)	(1.49)	(0.62)	—	—	(0.62)	15.52	(8.35%)	20,102	—	—	1.99%	1.90%	(0.10%)	785%
Year ended August 31, 2008	20.48	0.45	(2.60)	(2.15)	(0.06)	(0.64)	—	(0.70)	17.63	(10.77%)	25,037	—	—	1.89%	1.75%	2.32%	777%
Year ended August 31, 2007	20.65	0.32	(0.03)	0.29	(0.32)	(0.14)	—	(0.46)	20.48	1.35%	46,115	—	—	1.72%	1.75%	1.46%	824%
January 26, 2006[10] to August 31, 2006	20.00	0.22	0.49	0.71	(0.06)	—	—	(0.06)	20.65	3.57%[2]	58,519	—	—	1.82%	1.75%	1.88%	642%[2]

[1]	Annualized.
[2]	Not annualized.
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[6]	Net investment income (loss) before dividends on short positions for the year ended August 31, 2006 was $0.47.
[7]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended August 31, 2006 was 2.75%.
[8]	For the period September 1, 2005 to December 29, 2005 the annual cap on expenses excluding short dividends was 2.00%.
[9]	The Adviser made a contribution due to a trading error. If the contribution had not been made, the total return would have been lower by 0.34%.
[10]	Commencement of operations.

24  DIREXION ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2010

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 32 series in operation of which four are included in this report, the Evolution Managed Bond Fund, the Evolution All-Cap Equity Fund, the Evolution Market Leaders Fund and the Evolution Alternative Investment Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The Evolution Managed Bond Fund seeks the high appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs), unit investment trusts (UITs) and closed-end and open-end investment companies. The Evolution All-Cap Equity Fund seeks the high appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. The Evolution Market Leaders Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk by typically investing primarily in equity securities either directly or indirectly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The Evolution Alternative Investment Fund seeks high total return on an annual basis with the S&P 500® Index consistent with a high tolerance for risk by investing primarily in securities, including dividend-paying equities or interest bearing fixed income securities, having a low or negative correlation with the S&P 500® Index (collectively, “alternative securities”) or indirectly through securities that invest in or are a derivative of alternative securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and ETFs are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

DIREXION ANNUAL REPORT  25

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. Government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at August 31, 2010.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.)

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser.

The Funds were not invested in swap contracts at August 31, 2010.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the

26  DIREXION ANNUAL REPORT

1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at August 31, 2010.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at August 31, 2010.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income. No provision for federal income taxes has been made.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For additional discussion on expenses refer to Note 5.

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

DIREXION ANNUAL REPORT  27

The tax character of distributions for the Funds during the years ended August 31, 2010 and August 31, 2009 were as follows:

	Evolution Managed		Evolution All-Cap
	Bond Fund		Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009

Distributions paid from:
Ordinary Income	$929,653	$665,397	$—	$—
Long-Term Capital Gains	—	—	—	—

Total Distributions paid	$929,653	$665,397	$—	$—

	Evolution Market		Evolution Alternative
	Leaders Fund		Investment Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009

Distributions paid from:
Ordinary Income	$—	$—	$30,374	$800,714
Long-Term Capital Gains	—	—	—	—
Return of Capital	155,936	—	7	—

Total Distributions paid	$155,936	$—	$30,381	$800,714

The Funds are designating long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2010.

As of August 31, 2010, the components of distributable earnings of the Funds on a tax basis were as follows:

	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Market	Alternative
	Bond Fund	Equity Fund	Leaders Fund	Investment Fund

Tax cost of investments	$49,716,176	$11,958,196	$96,266,186	$30,720,711
Gross unrealized appreciation	4,097,329	275,279	932,225	1,077,405
Gross unrealized depreciation	(1,172,052)	(814,266)	(4,038,005)	(668,552)

Net unrealized appreciation/(depreciation)	$2,925,277	$(538,987)	$(3,105,780)	$408,853

Undistributed ordinary income	322,088	—	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	322,088	—	—	—

Other accumulated gain/(loss)	(3,675,341)	(20,263,603)	(1,998,863)	(9,114,176)

Total accumulated earnings/(loss)	$(427,976)	$(20,802,590)	$(5,104,643)	$(8,705,323)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/(loss) on derivative positions.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income and realized gains and losses under GAAP and tax reporting:

	Net Investment	Realized	Capital
	Income (Loss)	Gain (Loss)	Stock

Evolution Managed Bond Fund	10,885	(10,885)	—
Evolution All-Cap Equity Fund	186,538	(45,231)	(141,307)
Evolution Market Leaders Fund	244,177	—	(244,177)
Evolution Alternative Investment Fund	169,165	(50,796)	(118,369)

28  DIREXION ANNUAL REPORT

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to net operating losses and investments in partnerships and royalty trusts.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1 and the end of their fiscal year, August 31, 2010.

At August 31, 2010, the following funds deferred, on a tax basis, post-October losses of:

	Post October	Post October
	Capital Loss Deferred	Currency Loss Deferred

Evolution Managed Bond Fund	$—	$—
Evolution All-Cap Equity Fund	3,626,599	11
Evolution Market Leaders Fund	—	—
Evolution Alternative Investment Fund	716,489	—

At August 31, 2010, the following funds had capital loss carryforwards on a tax basis of:

	Expires
	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	Total

Evolution Managed Bond Fund	$486,698	$596,309	$586,831	$1,226,623	$743,352	$—	$3,639,813
Evolution All-Cap Equity Fund	—	—	—	3,893,085	8,377,957	4,227,241	16,498,283
Evolution Market Leaders Fund	—	—	—	—	1,998,069	—	1,998,069
Evolution Alternative Investment Fund	—	—	—	1,031,582	6,768,541	—	7,800,123

Capital Loss Utilized	8/31/2010

Evolution Managed Bond Fund	$751,681
Evolution Market Leaders Fund	5,977,010
Evolution Alternative Investment Fund	369,345

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds have adopted authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position take or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2010, open Federal and state income tax years include the tax years ended August 31, 2007, August 31, 2008, August 31, 2009 and August 31, 2010. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

l) Credit Facility – U.S. Bank, N.A. (“U.S. Bank”) had made available to Funds a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. The following funds utilized the Line of Credit during the year ended August 31, 2010:

DIREXION ANNUAL REPORT  29

			Maximum Amount
	Available Borrowing	Outstanding	Outstanding during	Average
	(Lesser of 33 1/3% of	Balance as of	the Year Ended	Daily	Interest	Borrowings
	Fund’s Net Assets or)	August 31, 2010	August 31, 2010	Balance	Expense	Charged At

Evolution Managed Bond Fund	$4,675,000	$—	$4,675,000	$89,986	$2,509	Prime Rate less 1/2%
Evolution All-Cap Equity Fund	9,000,000	—	4,410,000	36,247	1,011	Prime Rate less 1/2%
Evolution Market Leaders Fund	5,500,000	—	5,157,000	97,353	2,714	Prime Rate less 1/2%
Evolution Alternative Investment Fund	2,650,000	—	2,650,000	7,260	202	Prime Rate less 1/2%

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Funds during the year ended August 31, 2010 and August 31, 2009 were as follows:

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009

Shares sold	5,150,963	2,851,237	812,865	2,525,299
Shares issued in reinvestment of distributions	55,888	40,574	—	—
Shares redeemed	(5,081,153)	(1,608,135)	(2,801,250)	(1,487,693)

Total net increase (decrease) from capital share transactions	125,698	1,283,676	(1,988,385)	1,037,606

			Evolution Alternative
	Evolution Market Leaders Fund		Investment Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009

Shares sold	9,801,573	5,995,220	2,335,415	705,646
Shares issued in reinvestment of distributions	12,824	—	1,912	52,783
Shares redeemed	(5,935,536)	(3,059,575)	(1,511,777)	(883,491)

Total net increase (decrease) from capital share transactions	3,878,861	2,935,645	825,550	(125,062)

4.	INVESTMENT TRANSACTIONS

During the year ended August 31, 2010, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

	Purchases	Sales

Evolution Managed Bond Fund	$188,229,560	$185,148,181
Evolution All-Cap Equity Fund	368,779,558	402,746,878
Evolution Market Leaders Fund	880,502,083	834,076,908
Evolution Alternative Investment Fund	175,961,631	164,699,204

30  DIREXION ANNUAL REPORT

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, applied to each Fund’s average daily net assets at the annual rates presented below:

Evolution Managed Bond Fund	1.00%
Evolution All-Cap Equity Fund	1.00%
Evolution Market Leaders Fund	1.00%
Evolution Alternative Investment Fund	1.00%

In addition, the Adviser has entered into sub-advisory agreements relating to the Funds whereby the sub-advisor, Flexible Plan Investments, Ltd., will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these sub-advisory services.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

Evolution Managed Bond Fund	0.50%
Evolution All-Cap Equity Fund	0.50%
Evolution Market Leaders Fund	0.50%
Evolution Alternative Investment Fund	0.50%

Distribution Expenses: Shares of the Funds are subject to an annual Rule 12b-1 fee equal to 0.25% of the average daily net assets.

Shareholder Servicing Fees: The Board has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.15% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principle underwriter of the Funds, and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the year ended August 31, 2010. The Distributor is an affiliate of the Adviser.

The Adviser reimbursed the Evolution All-Cap Equity Fund $41,500 due to a trading error. This amount is reflected on the Statement of Operations as contributions by affiliates and in the Financial Highlights.

6.	VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

DIREXION ANNUAL REPORT  31

The follow is a summary of the inputs used to value the Funds’ net assets as of August 31, 2010:

	Evolution Managed Bond Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies — Fixed income	$51,061,972	$—	$—	$51,061,972
Short-Term Investments	$1,579,481	$—	$—	$1,579,481

	Evolution All-Cap Equity Fund
Asset Class	Level 1	Level 2	Level 3	Total

Equity Securities	$6,648,893	$—	$—	$6,648,893
Investment Companies — Equity	$1,264,743	$—	$—	$1,264,743
Short-Term Investments	$3,505,573	$—	$—	$3,505,573
Other Financial Instruments*	$6,513	$—	$—	$6,513

The Equity Securities Level 1 balance consists of the market value of the associated Level 1 investments in the following economic sector:

Manufacturing	$3,279,624
Information	999,528
Retail Trade	579,142
Mining, Quarrying and Oil and Gas Extraction	348,493
Wholesale Trade	323,550
Professional, Scientific and Technical Services	278,623
Administrative and Support and Waste Management and Remediation Services	262,648
Construction	247,018
Finance and Insurance	120,002
Educational Services	63,904
Real Estate and Rental and Leasing	61,306
Other Services (except Public Administration)	36,368
Utilities	22,244
Health Care and Social Assistance	12,073
Transportation and Warehousing	7,447
Accommodation and Food Services	6,923

$6,648,893

	Evolution Market Leaders Fund
Asset Class	Level 1	Level 2	Level 3	Total

Equity Securities	$914	$—	$—	$914
Investment Companies — Equity	$91,844,460	$—	$—	$91,844,460
Short-Term Investments	$1,315,032	$—	$—	$1,315,032

The Equity Securities Level 1 balance consists of the market value of the associated Level 1 investments in the following economic sector:

Retail Trade	$906
Manufacturing	8

$914

	Evolution Alternative Investment Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies — Equity	$22,147,537	$—	$—	$22,147,537
Investment Companies — Fixed Income	$2,201,627	$—	$—	$2,201,627
Short-Term Investments	$6,780,400	$—	$—	$6,780,400
Other Financial Instruments*	$(23,025)	$—	$—	$(23,025)

For further detail on each asset class, see the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities during the year ended August 31, 2010.

32  DIREXION ANNUAL REPORT

7.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of August 31, 2010, the Funds were invested in futures contracts.

At August 31, 2010, the fair value of derivatives instruments were as follows:

Asset derivatives[1]
		Equity risk	Total

Evolution All-Cap	Futures contracts*	$6,513	$6,513

Equity Fund	Total	$6,513	$6,513

[1]	Statement of Assets and Liabilities location: Variation margin receivable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Liability derivatives[1]
		Equity risk	Total

Evolution Alternative	Futures contracts*	$23,025	$23,025

Investment Fund	Total	$23,025	$23,025

[1]	Statement of Assets and Liabilities location: Variation margin receivable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the year ended August 31, 2010, were as follows:

		Equity risk	Total

Evolution All-Cap	Realized gain (loss)[1]
Equity Fund	Futures contracts	$(6,269,940)	$(6,269,940)

	Total realized gain (loss)	$(6,269,940)	$(6,269,940)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$149,055	$149,055

	Total change in unrealized appreciation (depreciation)	$149,055	$149,055

Evolution Alternative	Realized gain (loss)[1]
Investment Fund	Futures contracts	$(145,232)	$(145,232)

	Total realized gain (loss)	$(145,232)	$(145,232)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$(23,025)	$(23,025)

	Total change in unrealized appreciation (depreciation)	$(23,025)	$(23,025)

[1]	Statement of Operations location: Net realized gain (loss) on futures.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures.

For the year ended August 31, 2010, the volume of the derivatives held by the Funds were as follows:

	Quarterly Average Gross
	Notional Amounts
	Long Futures	Short Futures
	Contracts	Contracts

Evolution Managed Bond Fund	$—	$—
Evolution All-Cap Equity Fund	1,736,265	9,618,512
Evolution Market Leaders Fund	—	—
Evolution Alternative Investment Fund	1,137,392	—

DIREXION ANNUAL REPORT  33

The Funds utilized this volume of derivatives as a substitute for investing in comparable positions in underlying securities and/or as a means to limit exposure of a Fund’s position. During the year ended August 31, 2010, the Evolution All-Cap Equity Fund maintained a consistent volume of its investments in long futures contracts, while the volume of investments in long future contracts in the Evolution Alternative Investment Fund was more pronounced towards the end of the year. The Evolution All-Cap Equity Fund invested in short future contracts consistently throughout the year, but more heavily towards the beginning of the year.

8.	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued an update to improve disclosure about fair value measurements. This update required additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases and sales on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of the accounting standard in their financial statements.

9.	SUBSEQUENT EVENT

The Funds have adopted authoritative standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

34  DIREXION ANNUAL REPORT

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of Direxion Funds:

We have audited the accompanying statements of assets and liabilities of the Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Market Leaders Fund, and Evolution Alternative Investment Fund (four of the series of the Direxion Funds) (the “Funds”), including the schedules of investments, as of August 31, 2010, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned four of the series of Direxion Funds at August 31, 2010, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 22, 2010

DIREXION ANNUAL REPORT  35

Additional Information
(Unaudited)

For the year ended August 31, 2010, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified income was follows:

Evolution Managed Bond Fund	100%
Evolution All-Cap Equity Fund	0%
Evolution Market Leaders Fund	0%
Evolution Alternative Investment Fund	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2010 was as follows:

Evolution Managed Bond Fund	100%
Evolution All-Cap Equity Fund	0%
Evolution Market Leaders Fund	0%
Evolution Alternative Investment Fund	100%

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

36  DIREXION ANNUAL REPORT

Investment Advisory and Subadvisory Agreements Approvals

Provided below is a summary of certain of the factors the Board considered at its August 18, 2010 Board meeting in renewing, as applicable: (1) the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Evolution All-Cap Equity Fund, Evolution Alternative Investment Fund, Evolution Managed Bond Fund and Evolution Market Leaders Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust; and (2) the Subadvisory Agreement between Rafferty and Flexible Plan Investments, Inc. (“Flexible”) on behalf of the Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory or Subadvisory Agreement (each an “Agreement” and collectively, the “Agreements”) and each Trustee may have afforded different weight to the various factors.

In determining whether to approve the continuance of the Agreements, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreements for all of the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory and subadvisory relationship separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund to the extent applicable; (3) the cost to Rafferty or Flexible for providing services and the profitability of the advisory business to Rafferty or Flexible, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty and Flexible with other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty or Flexible from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided or to be provided under the Advisory Agreements by Rafferty. The Board noted that Rafferty has provided services to the Trusts since their inception and has developed an expertise in managing the Funds. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations, if any. The Board also considered that Rafferty utilizes the services of an independent compliance consulting firm and that reports from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers and Flexible. Regarding the Subadvisory Agreement with Flexible, the Board noted that Flexible utilizes the Funds as the primary investments for its separate account clients. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty and Flexible to the Funds under the Agreements were fair and reasonable.

Performance of the Funds.  The Board evaluated the performance of each Fund relative to: (1) its benchmark index for monthly and annual periods ended July 31, 2010, where applicable; and (2) the average performance of the relevant Lipper fund universe for monthly and annual periods ended June 30, 2010. Although the Board received monthly performance reports for its consideration, the Board generally assigned more weight to the longer-term performance of the Funds. In this regard, the Board for all Funds noted the challenging nature of the markets for the calendar years 2008 and 2009.

With respect to the Evolution All-Cap Equity Fund, the Board considered management’s description of the performance of the Lipper universe of specialty diversified equity funds. The Board also considered that: (1) as of July 31, 2010, the Fund underperformed its benchmark index for all periods presented; and (2) as of June 30, 2010, the Fund underperformed the average of the relevant Lipper fund universe for all periods presented. The Board noted Flexible’s representation that the Fund’s underperformance was in part due to its defensive cash positions, as well as significant shareholder redemptions that, coupled with intraday market volatilities, detracted from the Fund’s investment performance.

With respect to the Evolution Alternative Investment Fund, the Board considered management’s description of the performance of the Lipper universe of mixed asset target allocation conservative funds. The Board also considered that: (1) as of July 31, 2010, the Fund outperformed its benchmark index for the one-month period, and underperformed for all other periods presented; and (2) as of June 30, 2010, the Fund underperformed the average of the relevant Lipper fund universe for all periods presented. The Board noted Flexible’s representation that the Fund’s underperformance was in part due to its overweight in certain underperforming sectors.

DIREXION ANNUAL REPORT  37

With respect to the Evolution Managed Bond Fund, the Board considered management’s description of the performance of the Lipper universe of general bond funds. The Board also considered that: (1) as of July 31, 2010, the Fund outperformed its benchmark index for the one-month period, and underperformed for all other periods presented; and (2) as of June 30, 2010, the Fund equaled the average of the relevant Lipper fund universe for the three-month period, and underperformed for the six-month, one- and three-year periods.

With respect to the Evolution Market Leader Fund, the Board considered management’s description of the performance of the Lipper universe of small cap core funds. The Board also considered that: (1) as of July 31, 2010, the Fund outperformed its benchmark index for the three-month period, and underperformed for all other periods presented; and (2) as of June 30, 2010, the Fund outperformed the average of the relevant Lipper fund universe for the three- and six-month periods, and underperformed for the one- and three-year periods.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Advisory Agreement were fair and reasonable.

In considering the fees paid by Rafferty to Flexible, the Board considered Rafferty’s representation that the fees and expenses generally are higher than industry averages. However, Rafferty explained that the Funds help to lower the overall fees paid by Flexible’s clients and are offered to those clients in wrap programs. The Board also noted that, in some cases, Flexible uses the fees it receives from the Funds to reduce the asset-based fees it charges clients for providing investment advisory services. The Board further noted that Rafferty negotiated the lowest fee that Flexible charges for comparable client accounts. With respect to each Fund, the Board considered Flexible’s profits or losses for its subadvisory services. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. Rafferty noted that it was continuing to work on its sales and marketing efforts to raise additional assets. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. In addition, the Board considered that Flexible has greater access to certain trust platforms due to its subadvisory services to the Funds. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

38  DIREXION ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Lawrence C. Rafferty(1) Age: 68	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	135	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel J. Byrne Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present.	135	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; C.P.A. 1979-present.	135	Trustee of Trust Under Will of Charles S. Payson

John Weisser Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	135	Director, MainStay VP Fund Series; Director ICAP Funds, Inc; Director, The MainStay Funds; Director, Eclipse Funds, Inc.

DIREXION ANNUAL REPORT  39

Direxion Funds
TRUSTEES AND OFFICERS

Officers

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel D. O’Neill Age: 42	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	N/A	N/A

William Franca Age: 53	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A

Christopher Lewis Age: 39	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009-present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Patrick J. Rudnick 615 East Michigan Street Milwaukee, WI 53202 Age: 37	Principal Financial Officer and Treasurer[3]	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services LLC, since 2006; Manager, PricewaterhouseCoopers LLP, 1999-2006.	N/A	N/A

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 37	Secretary	One Year; Since 2004

			Senior Vice President, U.S. Bancorp Fund Services, LLC, since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services LLC, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC, 2000-2003.	N/A	N/A

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion ETF Trust which currently offers for sale to the public 34 of the 102 funds currently registered with the SEC.

(3)	Mr. Rudnick replaced Guy F Talarico as Principal Financial Officer and Treasurer effective June 1, 2010.

The address for all trustees and officers except Patrick J. Rudnick and Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

40  DIREXION ANNUAL REPORT

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PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

DIREXION ANNUAL REPORT  PN-1

ANNUAL REPORT AUGUST 31, 2010

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Flexible Plan Investments, Ltd.
3883 Telegraph Road
Bloomfield Hills, MI 48302

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the Commission for the first and third quarter of each fiscal year on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL REPORT AUGUST 31, 2010

HCM Freedom Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Annual Report for the HCM Freedom Fund (the “Fund”) covers the period from September 1, 2009 to August 31, 2010 (the “Annual Period”). Horizon Capital Management, Inc. serves as the sub-advisor to the Fund. For the Annual Period, the Fund, which seeks long term capital appreciation with lower volatility than the overall market, returned 11.16% on a total return basis. During the Annual Period, the DJ Industrial Average Index returned 8.39%, the S&P 500 Index returned 4.91% and the NASDAQ-100 Index returned 9.50%.

By the beginning of the Annual Period, the markets had recovered some of the losses experienced in 2008 and early 2009 and volatility had begun to return to more normalized levels. However, despite substantial governmental stimulus and low interest rates, economic growth remained weak and the markets reflected the uncertainty of the economic picture. Equity markets were strong from the beginning of the period through the end of April but declined sharply from May through August. Fixed income markets continued to rally as fiscal concerns were pushed aside by the search for yield. The outlook for the domestic and global economies remained uncertain and job growth was very weak during the period. In Europe, the sovereign debt crisis in Greece and potential problems in Ireland and Spain left markets unsettled. Finally, China’s tightening of monetary policy and efforts to curb an overvalued real estate market raised concerns about continued growth there.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Dexter Lyons	Mark Thomas
Direxion Funds	Horizon Capital Management, Inc.	Horizon Capital Management, Inc.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the HCM Freedom Fund, net of any fee, waivers or expense reimbursements is 2.62%.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 22, 2010

 * The total annual fund operating expense ratio includes Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, the total annual fund operating expense ratio would be 2.35%.

ANNUAL REPORT AUGUST 31, 2010

Spectrum Select Alternative Fund

Spectrum Global Perspective Fund

Spectrum Equity Opportunity Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Annual Report for the Spectrum Funds covers the period from September 1, 2009 to August 31, 2010 (the “Annual Period”). This Report covers the Spectrum Select Alternative Fund, (the “Select Alternative Fund”), the Spectrum Global Perspective Fund (the “Global Fund”) and the Spectrum Equity Opportunity Fund (the “Equity Fund”). Hundredfold Advisors, LLC, serves as the sub-advisor to the Spectrum Funds. During the Annual Period, the DJ Industrial Average Index returned 8.39%, the S&P 500 Index returned 4.91% and the NASDAQ-100 Index returned 9.50%.

By the beginning of the Annual Period, the markets had recovered some of the losses experienced in 2008 and early 2009 and volatility had begun to return to more normalized levels. However, despite substantial governmental stimulus and low interest rates, economic growth remained weak and the markets reflected the uncertainty of the economic picture. Equity markets were strong from the beginning of the period through the end of April but declined sharply from May through August. Fixed income markets continued to rally as fiscal concerns were pushed aside by the search for yield. The outlook for the domestic and global economies remained uncertain and job growth was very weak during the period. In Europe, the sovereign debt crisis in Greece and potential problems in Ireland and Spain left markets unsettled. Finally, China’s tightening of monetary policy and efforts to curb an overvalued real estate market raised concerns about continued growth there.

The Select Alternative Fund seeks a moderate total rate of return, including income and capital appreciation on an annual basis. The Select Alternative Fund returned 13.51%, on a total return basis, during the Annual Period, compared to 4.91% for the S&P 500 Index and 9.18% for the Barclays Capital U.S. Aggregate Bond Index.

The Global Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis. The Global Fund returned -1.55%, on a total return basis, during the Annual Period, compared to 4.91% for the S&P 500 Index and -0.44% for the MSCI World Index.

The Equity Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis. The Equity Fund returned 1.06%, on a total return basis, during the Annual Period, compared to 4.91% for the S&P 500 Index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Ralph Doudera
Direxion Funds	Hundredfold Advisors, LLC

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratios of the Spectrum Select Alternative Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund are 3.74%, 2.93%, 2.85%, respectively, net of any fee, waivers or expense reimbursements.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 22, 2010

 * The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expense ratios would be 2.55% for each Fund.

HCM Freedom Fund

Performance Summary	2

Expense Example	3

Allocation of Portfolio Holdings	4

Schedule of Investments	5

Financial Statements	6

Financial Highlights	9

Spectrum Funds

Performance Summary	10

Expense Example	13

Allocation of Portfolio Holdings	14

Schedule of Investments	15

Financial Statements	18

Financial Highlights	21

Notes to the Financial Statements	22

Report of Independent Registered Public Accounting Firm	33

Additional Information	34

Investment Advisory and Subadvisory Agreements Approvals	35

Information on Board of Trustees and Officers	37

HCM Freedom Fund
December 7, 20041 - August 31, 2010 (Unaudited)

	Average Annual Total Return[2]
					Since
	1 Year	3 Year		5 Year	Inception

HCM Freedom Fund	11.16%	2.99%		1.30%	0.15%

S&P 500 Index	4.91%	(8.66%	)	0.91%	0.07%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	99.7%

Total Exposure	99.7%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.

2  DIREXION ANNUAL REPORT

Expense Example
August 31, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (March 1, 2010 — August 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund. Actual expenses of underlying funds may vary. These expenses are not included in the examples presented on the preceding page. The preceding examples include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example does not include portfolio trading heading entitled commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION ANNUAL REPORT  3

Expense Example Tables
August 31, 2010 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	March 1, 2010	August 31, 2010	Period[2]

HCM Freedom Fund
Based on actual fund return	2.35%	$1,000.00	$1,020.10	$11.97
Based on hypothetical 5% return	2.35%	1,000.00	1,013.36	11.93

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
August 31, 2010 (Unaudited)

			Investment
	Cash*		Companies	Total

HCM Freedom Fund	0	%**	100%	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

4  DIREXION ANNUAL REPORT

HCM Freedom Fund
Schedule of Investments
August 31, 2010

Shares		Value

INVESTMENT COMPANIES - 99.7%
337,649	Nuveen High Yield Municipal Bond Fund	$5,412,508
530,593	PIMCO Emerging Markets Bond Fund	5,969,170
571,973	PIMCO Income Fund	6,308,865
1,269,036	Putnam Diversified Income Trust	10,164,975

	TOTAL INVESTMENT COMPANIES (Cost $27,438,147)	$27,855,518

SHORT TERM INVESTMENTS - 0.3%
MONEY MARKET FUNDS - 0.3%
18,076	Fidelity Institutional Government Portfolio, 0.06%(a)	$18,076
18,076	Fidelity Institutional Money Market Portfolio, 0.23%(a)	18,076
18,076	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	18,076
18,075	Goldman Sachs Financial Square Government Fund, 0.10%(a)(b)	18,075
18,075	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06%(a)	18,075

	TOTAL SHORT TERM INVESTMENTS (Cost $90,378)	$90,378

	TOTAL INVESTMENTS (Cost $27,528,525) - 100.0%	$27,945,896
	Liabilities in Excess of Other Assets - 0%	(6,925)

	TOTAL NET ASSETS - 100.0%	$27,938,971

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

The accompanying notes are an integral part of these financial statements.
5  DIREXION ANNUAL REPORT

Statement of Assets and Liabilities
August 31, 2010

HCM Freedom
Fund

Assets:
Investments, at market value (Note 2)	$27,945,896
Dividends and interest receivable	52,613

Total Assets	27,998,509

Liabilities:
Payable for fund shares redeemed	2,500
Accrued investment advisory fees	24,989
Accrued operating services fees	13,057
Accrued distribution expenses	18,992

Total Liabilities	59,538

Net Assets	$27,938,971

Net Assets Consist Of:
Capital stock	$46,857,659
Undistributed net investment income	520,163
Accumulated net realized loss	(19,856,222)
Net unrealized appreciation on:
Investments	417,371

Total Net Assets	$27,938,971

Calculation of Net Asset Value Per Share - Service Class:
Net assets	$27,938,971
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,839,048
Net Asset Value, Redemption Price and Offering Price Per Share	$15.19

Cost of Investments	$27,528,525

The accompanying notes are an integral part of these financial statements.
6  DIREXION ANNUAL REPORT

Statement of Operations
For the Year Ended August 31, 2010

HCM Freedom Fund

Investment income:
Dividend income	$2,574,109
Interest income	5,308

Total investment income	2,579,417

Expenses:
Investment advisory fees	270,213
Distribution expenses	216,170
Operating services fees	148,617

Total expenses	635,000

Net investment income	1,944,417

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	2,457,170
Swaps	(831,275)
Futures	101,463

1,727,358

Change in unrealized appreciation (depreciation) on:
Investments	(849,521)

Net realized and unrealized gain (loss) on investments	877,837

Net increase in net assets resulting from operations	$2,822,254

The accompanying notes are an integral part of these financial statements.
7  DIREXION ANNUAL REPORT

Statement of Changes in Net Assets

	HCM Freedom Fund
	Year Ended	Year Ended
	August 31, 2010	August 31, 2009

Operations:
Net investment income	$1,944,417	$10,946
Net realized gain (loss) on investments	1,727,358	(555,594)
Change in net unrealized appreciation (depreciation) on investments	(849,521)	1,266,892

Net increase in net assets resulting from operations	2,822,254	722,244

Distributions to shareholders:
Net investment income	(1,474,611)	(1,039,384)

Total distributions	(1,474,611)	(1,039,384)

Capital share transactions:
Proceeds from shares sold	2,399,676	2,223,837
Proceeds from shares issued to holders in reinvestment of dividends	1,468,281	1,034,802
Cost of shares redeemed	(2,485,748)	(3,248,933)

Net increase in net assets resulting from capital share transactions	1,382,209	9,706

Total increase (decrease) in net assets	2,729,852	(307,434)

Net assets:
Beginning of year	25,209,119	25,516,553

End of year	$27,938,971	$25,209,119

Undistributed net investment income, end of year	$520,163	$50,357

The accompanying notes are an integral part of these financial statements.
8  DIREXION ANNUAL REPORT

Financial Highlights
August 31, 2010

										RATIOS TO AVERAGE NET ASSETS
												Net
			Net Realized	Net Increase								Investment
	Net Asset	Net	and	(Decrease)	Dividends		Net Asset		Net Assets,			Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net		Value,		End of			After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Total	End of	Total	Year/Period	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[2]	on Investments	from Operations	Income	Distributions	Year/Period	Return[3]	(,000)	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[4]

HCM Freedom Fund
Year ended August 31, 2010	$14.47	$1.08	$0.50	$1.58	$(0.86)	$(0.86)	$15.19	11.16%	$27,939	2.35%	2.35%	7.20%	468%
Year ended August 31, 2009	14.68	0.01	0.40	0.41	(0.62)	(0.62)	14.47	2.83%	25,209	2.42%	2.43%	0.05%	1,311%
Year ended August 31, 2008	17.46	0.06	(0.70)	(0.64)	(2.14)	(2.14)	14.68	(4.43%)	25,517	2.50%	2.45%	0.35%	2,886%
Year ended August 31, 2007	18.11	0.34	(0.11)	0.23	(0.88)	(0.88)	17.46	1.32%	28,642	2.18%	2.18%	1.98%	4,042%
Year ended August 31, 2006	18.91	0.40	(1.08)	(0.68)	(0.12)	(0.12)	18.11	(3.61%)	53,753	2.22%	2.12%	2.14%	3,065%

[1]	Annualized.
[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[4]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

DIREXION ANNUAL REPORT  9

Spectrum Select Alternative Fund
September 1, 20041- August 31, 2010 (Unaudited)

	Average Annual Total Return[2]
						Since
	1 Year	3 Year		5 Year		Inception

Spectrum Select Alternative Fund	13.51%	6.63%		6.27%		5.37%

Barclays Capital U.S. Aggregate Bond Index	9.18%	7.65%		5.96%		5.65%

S&P 500 Index	4.91%	(8.66%	)	(0.91%	)	1.19%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of Barclays Capital U.S. Aggregate Bond Index and S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	88.9%
Swap Contracts	13.1%

Total Exposure	102.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.

10  DIREXION ANNUAL REPORT

Spectrum Global Perspective Fund
September 27, 20041- August 31, 2010 (Unaudited)

	Average Annual Total Return[2]
							Since
	1 Year		3 Year		5 Year		Inception

Spectrum Global Perspective Fund	(1.55%	)	(2.80%	)	4.25%		6.62%

S&P 500 Index	4.91%		(8.66%	)	(0.91%	)	1.22%

MSCI World Index	(0.44%	)	(11.55%	)	(1.99%	)	0.72%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of S&P 500 Index and MSCI World Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	8.4%
Swap Contracts	8.5%

Total Exposure	16.9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.

DIREXION ANNUAL REPORT  11

Spectrum Equity Opportunity Fund
October 11, 20041- August 31, 2010 (Unaudited)

	Average Annual Total Return[2]
						Since
	1 Year	3 Year		5 Year		Inception

Spectrum Equity Opportunity Fund	1.06%	(2.71%	)	0.44%		1.87%

S&P 500 Index	4.91%	(8.66%	)	(0.91%	)	0.90%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure2

%
Investment Type	Net Assets

Futures Contracts	20.0%

Total Exposure	20.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2010.

12  DIREXION ANNUAL REPORT

Expense Example
August 31, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (March 1, 2010 — August 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund. Actual expenses of underlying funds may vary. These expenses are not included in the examples presented on the preceding page. The preceding examples include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example does not include portfolio trading heading entitled commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION ANNUAL REPORT  13

Expense Example Tables
August 31, 2010 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	March 1, 2010	August 31, 2010	Period[2]

Spectrum Select Alternative Fund
Based on actual fund return	2.55%	$1,000.00	$1,060.80	$13.25
Based on hypothetical 5% return	2.55%	1,000.00	1,012.35	12.93
Spectrum Global Perspective Fund
Based on actual fund return	2.55%	1,000.00	1,023.90	13.01
Based on hypothetical 5% return	2.55%	1,000.00	1,012.35	12.93
Spectrum Equity Opportunity Fund
Based on actual fund return	2.55%	1,000.00	999.40	12.85
Based on hypothetical 5% return	2.55%	1,000.00	1,012.35	12.93

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
August 31, 2010 (Unaudited)

		Investment
	Cash*	Companies	Futures	Swaps		Total

Spectrum Select Alternative Fund	11%	89%	—	0	%**	100%
Spectrum Global Perspective Fund	91%	8%	—	1%		100%
Spectrum Equity Opportunity Fund	101%	—	(1%)	—		100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

14  DIREXION ANNUAL REPORT

Spectrum Select Alternative Fund
Schedule of Investments
August 31, 2010

Shares		Value

INVESTMENT COMPANIES - 88.9%
247,167	Absolute Opportunities Fund	$2,975,892
384,090	Absolute Strategies Fund	4,075,198
253,455	Harbor Bond Fund	3,310,116
188,501	Managers AMG FQ Global Alternatives Fund	1,935,910
207,821	Nuveen High Yield Municipal Bond Fund	3,331,373
189,896	Nuveen Preferred Securities Fund	3,161,764
1,031,839	PIMCO High Yield Fund	9,348,463
1,681,355	SEI International Management Trust High Yield Bond	11,971,250

	TOTAL INVESTMENT COMPANIES (Cost $39,320,545)	$40,109,966

SHORT TERM INVESTMENTS - 11.2%
MONEY MARKET FUNDS - 11.2%
894,233	Fidelity Institutional Government Portfolio, 0.06%(a)	$894,233
894,233	Fidelity Institutional Money Market Portfolio, 0.23%(a)	894,233
894,233	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	894,233
1,494,233	Goldman Sachs Financial Square Government Fund, 0.10%(a)(b)	1,494,233
894,234	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06%(a)	894,234

	TOTAL SHORT TERM INVESTMENTS (Cost $5,071,166)	$5,071,166

	TOTAL INVESTMENTS (Cost $44,391,711) - 100.1%	$45,181,132
	Liabilities in Excess of Other Assets - (0.1)%	(31,278)

	TOTAL NET ASSETS - 100.0%	$45,149,854

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

(b)	$600,000 of this security is held as collateral for swap contracts.

Spectrum Select Alternative Fund
Long Equity Swap Contracts
August 31, 2010

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital, LLC	iShares Barclays Treasury Inflation Protected Securities Bond Fund	21,000	$2,245,225	9/6/2011	$24,206
Credit Suisse Capital, LLC	iShares iBoxx $ Investment Grade Corporate Bond Fund	20,200	2,279,727	9/6/2011	2,814
Credit Suisse Capital, LLC	iShares S&P U.S. Preferred Stock Index Fund	34,200	1,366,406	9/6/2011	(835)

		75,400	$5,891,358		$26,185

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  15

Spectrum Global Perspective Fund
Schedule of Investments
August 31, 2010

Shares		Value

INVESTMENT COMPANIES - 8.5%
20,000	iShares MSCI Chile Investable Market Index Fund	$1,353,000
104,000	iShares MSCI Malaysia Index Fund	1,339,520
26,000	iShares MSCI Thailand Index Fund	1,438,320

	TOTAL INVESTMENT COMPANIES (Cost $3,898,529)	$4,130,840

SHORT TERM INVESTMENTS - 91.9%
MONEY MARKET FUNDS - 91.9%
8,935,610	Fidelity Institutional Government Portfolio, 0.06%(a)	$8,935,610
8,935,610	Fidelity Institutional Money Market Portfolio, 0.23%(a)	8,935,610
8,935,611	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	8,935,611
9,325,611	Goldman Sachs Financial Square Government Fund, 0.10%(a)(b)	9,325,611
8,935,611	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06%(a)	8,935,611

	TOTAL SHORT TERM INVESTMENTS (Cost $45,068,053)	$45,068,053

	TOTAL INVESTMENTS (Cost $48,966,582) - 100.4%	$49,198,893
	Liabilities in Excess of Other Assets - (0.4)%	(177,399)

	TOTAL NET ASSETS - 100.0%	$49,021,494

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

(b)	$390,000 of this security is held as collateral for swap contracts.

Spectrum Global Perspective Fund
Long Equity Swap Contracts
August 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	iShares MSCI Chile Investable Market Index Fund	20,300	$1,270,364	9/6/2011	$102,209
Credit Suisse Capital, LLC	iShares MSCI Malaysia Index Fund	105,900	1,269,328	9/6/2011	93,943
Credit Suisse Capital, LLC	iShares MSCI Thailand Index Fund	25,900	1,270,830	9/6/2011	161,236

		152,100	$3,810,522		$357,388

The accompanying notes are an integral part of these financial statements.
16  DIREXION ANNUAL REPORT

Spectrum Equity Opportunity Fund
Schedule of Investments
August 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 98.0%
MONEY MARKET FUNDS - 98.0%
2,733,278	Fidelity Institutional Government Portfolio, 0.06%(a)	$2,733,278
2,733,278	Fidelity Institutional Money Market Portfolio, 0.23%(a)	2,733,278
2,733,279	Goldman Sachs Financial Square Federal Fund, 0.04%(a)	2,733,279
2,733,279	Goldman Sachs Financial Square Government Fund, 0.10%(a)	2,733,279
2,733,278	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.06%(a)	2,733,278

	TOTAL SHORT TERM INVESTMENTS (Cost $13,666,392)	$13,666,392

	TOTAL INVESTMENTS (Cost $13,666,392) - 98.0%	$13,666,392
	Other Assets in Excess of Liabilities - 2.0%	285,326

	TOTAL NET ASSETS - 100.0%	$13,951,718

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at August 31, 2010.

Spectrum Equity Opportunity Fund
Futures Contracts
August 31, 2010

		Unrealized
Contracts		Depreciation

79	NASDAQ-100 e-Mini Futures Expiring September 2010 (Underlying Face Amount at Market Value $2,792,650)	$(102,547)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  17

Statements of Assets and Liabilities
August 31, 2010

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Assets:
Investments, at market value (Note 2)	$45,181,132	$49,198,893	$13,666,392
Receivable for investments sold	—	4,844,879	—
Deposit at broker for futures	—	—	424,868
Unrealized appreciation on swaps	26,185	357,388	—
Dividends and interest receivable	37,706	469	567

Total assets	45,245,023	54,401,629	14,091,827

Liabilities:
Payable for investments purchased	—	4,894,753	—
Deposits from broker for swaps	—	380,000	—
Due to broker for futures	—	—	100,168
Variation margin payable	—	—	2,043
Accrued investment advisory expense	38,385	42,770	12,368
Accrued operating services expenses	21,111	23,511	6,802
Accrued distribution expense	35,631	39,101	18,728
Accrued expenses and other liabilities	42	—	—

Total liabilities	95,169	5,380,135	140,109

Net Assets	$45,149,854	$49,021,494	$13,951,718

Net Assets Consist Of:
Capital Stock	$43,325,340	$69,810,018	$17,344,147
Undistributed net investment income	—	—	—
Undistributed (Accumulated) net realized gain (loss)	1,008,908	(21,378,223)	(3,289,882)
Net unrealized appreciation (depreciation) on:
Investments	789,421	232,311	—
Futures	—	—	(102,547)
Swaps	26,185	357,388	—

Total Net Assets	$45,149,854	$49,021,494	$13,951,718

Calculation of Net Assets Value Per Share:
Net Assets	$45,149,854	$49,021,494	$13,951,718
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,033,661	2,596,714	779,841
Net asset value, redemption and offering price per share	$22.20	$18.88	$17.89

Cost of Investments	$44,391,711	$48,966,582	$13,666,392

The accompanying notes are an integral part of these financial statements.
18  DIREXION ANNUAL REPORT

Statements of Operations
For the Year Ended August 31, 2010

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Investment income:
Dividend income (net of foreign withholding tax of $—, $367, $3, respectively)	$1,559,191	$1,278,841	$223,668
Interest income	5,930	26,429	8,121

Total investment income	1,565,121	1,305,270	231,789

Expenses:
Investment advisory fees	368,822	580,214	141,337
Operating services fees	202,852	319,117	77,735
Distribution expenses	368,822	580,214	141,337

Total expenses	940,496	1,479,545	360,409

Net investment (income) loss	624,625	(174,275)	(128,620)

Realized and unrealized gain (loss) on investments:
Net realized (gain) loss on:
Investments	4,673,540	4,841,775	956,523
Futures	56,834	1,278,331	247,325
Swaps	695,302	(2,458,595)	5,593

	5,425,676	3,661,511	1,209,441

Capital gain distributions from regulated investment companies	222,625	2,591	—

Change in unrealized appreciation (depreciation) on:
Investments	(1,926,974)	(4,316,937)	(859,041)
Futures	(5,233)	—	(139,483)
Swaps	7,061	3,869	(7,927)

	(1,925,146)	(4,313,068)	(1,006,451)

Net realized and unrealized gain (loss) on investments	3,723,155	(648,966)	202,990

Net increase (decrease) in net assets resulting from operations	$4,347,780	$(823,241)	$74,370

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  19

Statements of Changes in Net Assets

	Spectrum Select		Spectrum Global		Spectrum Equity
	Alternative Fund		Perspective Fund		Opportunity Fund
	Year ended	Year Ended	Year ended	Year Ended	Year ended	Year Ended
	August 31, 2010	August 31, 2009	August 31, 2010	August 31, 2009	August 31, 2010	August 31, 2009

Operations:
Net investment income (loss)	$624,625	$592,308	$(174,275)	$(82,002)	$(128,620)	$(10,600)
Net realized gain (loss) on investments	5,425,676	(412,268)	3,661,511	(6,144,481)	1,209,441	(1,380,740)
Capital gain distributions from regulated investment companies	222,625	9,658	2,591	—	—	—
Change in unrealized appreciation (depreciation) on investments	(1,925,146)	2,768,809	(4,313,068)	4,830,431	(1,006,451)	997,947

Net increase (decrease) in net assets resulting from operations	4,347,780	2,958,507	(823,241)	(1,396,052)	74,370	(393,393)

Distributions to shareholders:
Net investment income	(1,362,145)	(549,091)	—	(7,154)	—	—
Net realized gains	—	—	—	(5,677)	—	—
Return of capital		—	(8,295)	(40)	(68,651)	(1,882)

Total distributions	(1,362,145)	(549,091)	(8,295)	(12,871)	(68,651)	(1,882)

Capital share transactions:
Proceeds from shares sold	18,165,741	8,303,976	6,279,206	3,612,228	2,898,842	1,076,979
Proceeds from shares issued to holders in reinvestment of distributions	1,355,569	546,658	8,289	12,841	68,651	1,864
Cost of shares redeemed	(5,437,952)	(8,168,964)	(17,739,212)	(20,760,271)	(2,459,672)	(3,626,856)

Net increase (decrease) in net assets resulting from capital share transactions	14,083,358	681,670	(11,451,717)	(17,135,202)	507,821	(2,548,013)

Total increase (decrease) in net assets	17,068,993	3,091,086	(12,283,253)	(18,544,125)	513,540	(2,943,288)

Net assets:
Beginning of year	28,080,861	24,989,775	61,304,747	79,848,872	13,438,178	16,381,466

End of year	$45,149,854	$28,080,861	$49,021,494	$61,304,747	$13,951,718	$13,438,178

Undistributed (Accumulated) net investment income (loss), end of year	$—	$208,303	$—	$—	$—	$(20)

The accompanying notes are an integral part of these financial statements.
20  DIREXION ANNUAL REPORT

Financial Highlights
August 31, 2010

													RATIOS TO AVERAGE NET ASSETS
															Net
			Net Realized	Net Increase											Investment
	Net Asset		and	(Decrease)	Dividends	Distributions				Net Asset		Net Assets,			Income (Loss)
	Value,	Net	Unrealized	in Net Asset	from Net	from	Return			Value,		End of			After Expense	Portfolio
	Beginning	Investment	Gain (Loss)	Value Resulting	Investment	Realized	of Capital		Total	End	Total	Year/Period	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	Income(Loss)[2]	on Investments	from Operations	Income	Capital Gains	Distribution		Distributions	of Year/Period	Return[3]	(,000)	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[4]

Spectrum Select Alternative Fund
Year ended August 31, 2010	$20.36	$0.36	$2.35	$2.71	$(0.87)	$—	$—		$(0.87)	$22.20	13.51%	$45,150	2.55%	2.55%	1.69%	192%
Year ended August 31, 2009	18.33	0.50	2.00	2.50	(0.47)	—	—		(0.47)	20.36	14.09%	28,081	2.67%	2.59%	2.76%	297%
Year ended August 31, 2008	20.02	0.33	(1.58)	(1.25)	(0.43)	(0.01)	—		(0.44)	18.33	(6.38%)	24,990	2.57%	2.57%	1.68%	127%
Year ended August 31, 2007	19.54	0.57	0.76	1.33	(0.85)	—	—		(0.85)	20.02	6.93%	40,757	2.44%	2.44%	2.82%	260%
Year ended August 31, 2006	19.96	0.50	0.34	0.84	(1.26)	—	—		(1.26)	19.54	4.53%	22,725	2.54%	2.54%	2.57%	898%
Spectrum Global Perspective Fund
Year ended August 31, 2010	19.18	(0.06)	(0.24)	(0.30)	— [5]	—	—		— [5]	18.88	(1.55%)	49,021	2.55%	2.55%	(0.30%)	1,378%
Year ended August 31, 2009	18.69	(0.02)	0.51	0.49	— [5]	— [5]	—	[5]	— [5]	19.18	2.65%	61,305	2.52%	2.49%	(0.14%)	1,770%
Year ended August 31, 2008	24.73	(0.16)	(1.48)	(1.64)	(0.84)	(3.56)	—		(4.40)	18.69	(8.96%)	79,849	2.38%	2.38%	(0.75%)	2,073%
Year ended August 31, 2007	25.93	(0.03)	2.86	2.83	(0.34)	(3.69)	—		(4.03)	24.73	11.32%	110,764	2.24%	2.24%	(0.12%)	1,259%
Year ended August 31, 2006	23.46	0.06	4.49	4.55	—	(2.08)	—		(2.08)	25.93	20.43%	115,420	2.23%	2.23%	0.25%	1,693%
Spectrum Equity Opportunity Fund
Year ended August 31, 2010	17.79	(0.17)	0.36	0.19	(0.09)	—	—		(0.09)	17.89	1.06%	13,952	2.55%	2.55%	(0.91%)	1,447%
Year ended August 31, 2009	17.90	(0.01)	(0.10)	(0.11)	—	—	—	[5]	— [5]	17.79	(0.60%)	13,438	2.79%	2.72%	(0.09%)	1,485%
Year ended August 31, 2008	21.24	(0.05)	(1.51)	(1.56)	(0.60)	(1.18)	—		(1.78)	17.90	(8.28%)	16,381	2.63%	2.63%	(0.27%)	1,617%
Year ended August 31, 2007	21.43	(0.03)	1.48	1.45	(0.31)	(1.33)	—		(1.64)	21.24	6.91%	32,858	2.40%	2.40%	(0.14%)	1,347%
Year ended August 31, 2006	21.85	0.03	0.77	0.80	—	(1.22)	—		(1.22)	21.43	3.85%	48,875	2.31%	2.31%	0.15%	2,310%

[1]	Annualized.
[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[4]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[5]	Amount is less than $0.01 per share.

DIREXION ANNUAL REPORT  21

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2010

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 32 series of which 4 are included in this report, HCM Freedom Fund, Spectrum Select Alternative Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. During the year ended August 31, 2010, three series of the Trust, the PSI Core Strength Fund, PSI Macro Trends Fund and PSI Total Return Fund were liquidated and terminated.

The HCM Freedom Fund’s objective is long-term capital appreciation with lower volatility than the overall market by employing a dynamic asset allocation strategy. The HCM Freedom Fund has great flexibility in deciding in what to invest and when to invest, and may invest in a broad range of equity and fixed income securities, both domestically and internationally, as well as derivative instruments of these securities.

The Spectrum Select Alternative Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis, by investing primarily in any combination of equity and fixed-income securities based on market conditions, trends and expectations. The Spectrum Global Perspective Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis by investing in equity securities of foreign issuers either directly or indirectly through American Depository Receipts (ADRs), exchange traded funds (ETFs), foreign currencies, other investment companies and derivative instruments. The Spectrum Equity Opportunity Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis by investing either directly in securities of domestic and foreign issuers or indirectly through ADRs, ETFs, other investment companies and derivative instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and ETFs are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset

22  DIREXION ANNUAL REPORT

Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at August 31, 2010.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.)

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser.

The Funds may enter into credit default swaps. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event a credit event occurs, typically a default by a corporate issuer on its debt obligation. As a seller of protection on

DIREXION ANNUAL REPORT  23

credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. The stream of payments includes any up-front payments paid or received by the Fund and interest associated with the agreement. Up-front payments compensate for differences between the stated terms of the agreement and the prevailing market conditions and are recorded as realized gain or loss ratably over the term of the swap. The interest associated with the agreement is recognized as unrealized gain or loss until the swap is sold or expires, at which point the cumulative stream of payments is recognized as a component of realized gain or loss. A credit index consists of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset based securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds because entering into credit default swaps on indices is less expensive than buying many credit default swaps. Credit default swaps on indices are benchmarks for protecting investors owning bonds against defaults, and traders use them to speculate on changes in credit quality of bonds.

The maximum potential amount of future payments that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap. These potential amounts would be partially offset by any recovery value of respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. The Funds were not invested in credit default swaps at August 31, 2010.

The Funds have adopted authoritative standards of accounting for and disclosure of credit derivatives, including credit default swap agreements. These disclosure requirements include (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties, and (v) the current status of the payment risk of the credit derivative.

24  DIREXION ANNUAL REPORT

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at August 31, 2010.

e) Stock Index Futures Contracts and Options on Futures Contracts –  Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign countries. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at August 31, 2010.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – The Spectrum Global Perspective and the Spectrum Equity Opportunity Funds may invest in foreign securities. Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

h) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income. No provision for federal income taxes has been made.

DIREXION ANNUAL REPORT  25

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For additional discussion on expenses refer to Note 5.

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Funds during the years ended August 31, 2010 and August 31, 2009 were as follows:

	HCM Freedom Fund
	Year Ended	Year Ended
	August 31,	August 31,
	2010	2009

Distributions paid from:
Ordinary Income	$1,474,611	$1,039,384

Total Distributions paid	$1,474,611	$1,039,384

	Spectrum Select		Spectrum Global		Spectrum Equity
	Alternative Fund		Perspective Fund		Opportunity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009	2010	2009

Distributions paid from:
Ordinary Income	$1,362,145	$549,091	$—	$12,567	$—	$—
Long-Term Capital Gains	—	—	—	264	—	—
Return of Capital	—	—	8,295	40	68,651	1,882

Total Distributions paid	$1,362,145	$549,091	$8,295	$12,871	$68,651	$1,882

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2010.

As of August 31, 2010, the components of distributable earnings of the Funds on a tax basis were as follows:

	HCM Freedom	Spectrum Select	Spectrum Global	Spectrum Equity
	Fund	Alternative Fund	Perspective Fund	Opportunity Fund

Tax cost of investments	$27,528,525	$44,391,711	$50,045,984	$13,666,392
Gross unrealized appreciation	486,348	866,385	278,593	—
Gross unrealized depreciation	(68,977)	(76,964)	(1,125,684)	—

Net unrealized appreciation/(depreciation)	417,371	789,421	(847,091)	—

Undistributed ordinary income	520,163	1,108,592	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	520,163	1,108,592	—	—

Other accumulated gain/(loss)	(19,856,222)	(73,499)	(19,941,433)	(3,392,429)

Total accumulated earnings/(loss)	$(18,918,688)	$1,824,514	$(20,788,524)	$(3,392,429)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/ (loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/ (loss) on derivative positions.

26  DIREXION ANNUAL REPORT

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income and realized gains and losses under GAAP and tax reporting:

	Net Investment	Realized	Capital
	Income (Loss)	Gain (Loss)	Stock

HCM Freedom Fund	$—	$—	$—
Spectrum Select Alternative Fund	529,217	(555,347)	26,130
Spectrum Global Perspective Fund	174,275	(1,270)	(173,005)
Spectrum Equity Opportunity Fund	128,640	866	(129,506)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to swap contract adjustments, net operating losses, dividend reclasses, and dividends on redemption adjustments with differing book and tax methods.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1 and the end of their fiscal year, August 31, 2010.

At August 31, 2010, no funds deferred, on a tax basis, post-October losses.

At August 31, 2010, the following funds had capital loss carryforwards on a tax basis of:

	Expires
	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	Total

HCM Freedom Fund	$7,134,932	$5,679,579	$1,637,612	$5,404,099	$—	$19,856,222
Spectrum Select Alternative Fund	—	—	—	—	—	—
Spectrum Global Perspective Fund	—	—	—	14,988,713	1,648,038	16,636,751
Spectrum Equity Opportunity Fund	—	—	—	3,256,865	—	3,256,865

Capital Loss Utilized:	8/31/2010

HCM Freedom Fund	$1,707,285
Spectrum Select Alternative Fund	3,209,391
Spectrum Equity Opportunity Fund	1,167,325

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds have adopted authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position take or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2010, open Federal and state income tax years include the tax years ended August 31, 2007, August 31, 2008, August 31, 2009 and August 31, 2010. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

DIREXION ANNUAL REPORT  27

l) Credit Facility – U.S. Bank, N.A. has made available to Funds, with the exception of the HCM Freedom Fund, a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. The Funds did not utilize the Line of Credit during the year ended August 31, 2010:

			Maximum Amount
	Available Borrowing	Outstanding	Outstanding during the	Average
	(Lesser of 33 1/3% of	Balance as of	Year Ended	Daily	Interest	Borrowings
	Fund’s Net Assets or)	August 31, 2010	August 31, 2010	Balance	Expense	Charged At

Spectrum Select Alternative Fund	$5,875,000	$—	$—	$—	$—	Prime Rate less 1/2%
Spectrum Global Perspective Fund	2,400,000	—	—	—	—	Prime Rate less 1/2%
Spectrum Equity Opportunity Fund	575,000	—	—	—	—	Prime Rate less 1/2%

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the years ended August 31, 2010 and August 31, 2009 were as follows:

	HCM Freedom Fund		Spectrum Select Alternative Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009

Shares sold	161,023	155,044	844,076	448,807
Shares issued in reinvestment of distributions	100,636	71,861	63,328	30,842
Shares redeemed	(164,568)	(223,503)	(253,230)	(463,856)

Total net increase (decrease) from capital share transactions	97,091	3,402	654,174	15,793

	Spectrum Global Perspective Fund		Spectrum Equity Opportunity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2010	2009	2010	2009

Shares sold	318,983	207,597	152,667	66,774
Shares issued in reinvestment of distributions	419	794	3,630	120
Shares redeemed	(919,677)	(1,284,176)	(131,967)	(226,511)

Total net increase (decrease) from capital share transactions	(600,275)	(1,075,785)	24,330	(159,617)

4.	INVESTMENT TRANSACTIONS

During the year ended August 31, 2010, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

		Spectrum	Spectrum	Spectrum
	HCM	Select	Global	Equity
	Freedom	Alternative	Perspective	Opportunity
	Fund	Fund	Fund	Fund

Purchases	$114,738,147	$70,562,749	$434,618,735	$76,052,553
Sales	$110,755,962	$59,583,709	$476,269,061	$85,945,207

28  DIREXION ANNUAL REPORT

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, applied to each Fund’s average daily net assets at the annual rates presented below:

HCM Freedom Fund	1.00%
Spectrum Select Alternative Fund	1.00%
Spectrum Global Perspective Fund	1.00%
Spectrum Equity Opportunity Fund	1.00%

In addition, the Adviser has entered into sub-advisory agreements with Horizon Capital Management, Inc. for the HCM Freedom Fund, and with Hundredfold Advisors, LLC for the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund whereby each sub-advisor will direct investment activities of their respective Funds. The Adviser pays, out of the management fees it receives from these funds, a fee for these sub-advisory services.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds.

HCM Freedom Fund	0.55%
Spectrum Select Alternative Fund	0.55%
Spectrum Global Perspective Fund	0.55%
Spectrum Equity Opportunity Fund	0.55%

Distribution Expenses: Shares are subject to an annual Rule 12b-1 fee of 0.80% for the HCM Freedom Fund, and up to 1.00% of the average daily net assets for the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the year ended August 31, 2010. The Distributor is an affiliate of the Adviser.

6.	VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities
Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

DIREXION ANNUAL REPORT  29

The follow is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010:

	HCM Freedom Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies — Fixed Income	$27,855,518	$—	$—	$27,855,518
Short-Term Investments	$90,378	$—	$—	$90,378

	Spectrum Select Alternative Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies — Equity	$12,148,764	$—	$—	$12,148,764
Investment Companies — Fixed Income	$27,961,202	$—	$—	$27,961,202
Short-Term Investments	$5,071,166	$—	$—	$5,071,166
Other Financial Instruments*	$—	$26,185	$—	$26,185

	Spectrum Global Perspective Fund
Asset Class	Level 1	Level 2	Level 3	Total

Investment Companies — Equity	$4,130,840	$—	$—	$4,130,840
Short-Term Investments	$45,068,053	$—	$—	$45,068,053
Other Financial Instruments*	$—	$357,388	$—	$357,388

	Spectrum Equity Opportunity Fund
Asset Class	Level 1	Level 2	Level 3	Total

Short-Term Investments	$13,666,392	$—	$—	$13,666,392
Other Financial Instruments*	$(102,547)	$—	$—	$(102,547)

For further detail on each asset class, see Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities during the year ended August 31, 2010.

7.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of August 31, 2010, the Funds were invested in futures contracts and equity swap contracts.

At August 31, 2010, the fair value of derivatives instruments were as follows:

Asset derivatives[1]
		Equity risk	Total

Spectrum Select Alternative Fund	Swap contracts	$26,185	$26,185

	Total	$26,185	$26,185

Spectrum Global Perspective Fund	Swap contracts	$357,388	$357,388

	Total	$357,388	$357,388

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

30  DIREXION ANNUAL REPORT

Liability derivatives[1]
		Equity risk	Total

Spectrum Equity Opportunity Fund	Futures contracts*	$102,547	$102,547

	Total	$102,547	$102,547

[1]	Statement of Assets and Liabilities location: Variation margin payable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended August 31, 2010, were as follows:

		Equity risk	Total

HCM Freedom Fund	Realized gain (loss)[1]
	Futures contracts	$101,463	$101,463
	Swap contracts	(831,275)	(831,275)

	Total realized gain (loss)	$(729,812)	$(729,812)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$—
	Swap contracts	—	—

	Total change in unrealized appreciation (depreciation)	$—	$—

Spectrum Select Alternative Fund	Realized gain (loss)[1]
	Futures contracts	$56,324	$56,324
	Swap contracts	695,302	695,302

	Total realized gain (loss)	$751,626	$751,626

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$(5,233)	$(5,233)
	Swap contracts	7,061	7,061

	Total change in unrealized appreciation (depreciation)	$1,828	$1,828

Spectrum Global Perspective Fund	Realized gain (loss)[1]
	Futures contracts	$1,278,082	$1,278,082
	Swap contracts	(2,458,595)	(2,458,595)

	Total realized gain (loss)	$(1,180,513)	$(1,180,513)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$3,869	$3,869

	Total change in unrealized appreciation (depreciation)	$3,869	$3,869

Spectrum Equity Opportunity Fund	Realized gain (loss)[1]
	Futures contracts	$247,325	$247,325
	Swap contracts	5,593	5,593

	Total realized gain (loss)	$252,918	$252,918

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$(139,483)	$(139,483)
	Swap contracts	(7,927)	(7,927)

	Total change in unrealized appreciation (depreciation)	$(147,410)	$(147,410)

[1]	Statement of Operations location: Net unrealized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures and swaps.

For the year ended August 31, 2010, the volume of the derivatives held by the Funds were as follows:

	Quarterly Average Gross Notional Amounts
	Long Futures	Short Futures	Long Equity Swaps	Short Equity Swaps
	Contracts	Contracts	Contracts	Contracts

HCM Freedom Fund	$—	$—	$—	$100,143
Spectrum Select Alternative Fund	396,145	282,585	5,138,780	—
Spectrum Global Perspective Fund	2,199,692	—	3,100,634	—
Spectrum Equity Opportunity Fund	4,675,913	—	264,811	—

DIREXION ANNUAL REPORT  31

The Funds utilized this volume of derivatives as a substitute for investing in comparable positions in underlying securities and/or as a means to limit exposure of a Fund’s position. During the year ended August 31, 2010, the HCM Freedom Fund sporadically invested in swap contracts with the majority of activity occurring in the middle part of the year. The Spectrum Select Alternative Fund maintained a consistent investment in long equity swap contracts though more pronounced towards the end of the year. The Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund investments in long equity swap contracts occurred closer to the beginning of the year. The three Spectrum Funds maintain investments in long futures contracts throughout the year.

8.	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued an update to improve disclosure about fair value measurements. This update required additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases and sales on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of the accounting standard in their financial statements.

9.	SUBSEQUENT EVENTS

The Funds have adopted authoritative standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

32  DIREXION ANNUAL REPORT

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of the Direxion Funds:

We have audited the accompanying statements of assets and liabilities of the HCM Freedom Fund, Spectrum Select Alternative Fund, Spectrum Global Perspective Fund, and Spectrum Equity Opportunity Fund, (four of the series of the Direxion Funds) (the “Funds”), including the schedules of investments, as of August 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned four series of Direxion Funds at August 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 22, 2010

DIREXION ANNUAL REPORT  33

Additional Information
(Unaudited)

For the year ended August 31, 2010, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified income was follows:

HCM Freedom Fund	100%
Spectrum Select Alternative Fund	70.7%
Spectrum Global Perspective Fund	0%
Spectrum Equity Opportunity Fund	0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2010 was as follows:

HCM Freedom Fund	100%
Spectrum Select Alternative Fund	70.7%
Spectrum Global Perspective Fund	0%
Spectrum Equity Opportunity Fund	0%

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

34  DIREXION ANNUAL REPORT

Investment Advisory and Subadvisory Agreements Approvals

Provided below is a summary of certain of the factors the Board considered at its August 18, 2010 Board meeting in renewing, as applicable: (1) the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the HCM Freedom Fund, Spectrum Equity Opportunity Fund, Spectrum Global Perspective Fund and Spectrum Select Alternative Fund, each a series of the Trust; (2) the Subadvisory Agreement between Rafferty and Horizon Capital Management, Inc. (“Horizon”) on behalf of the HCM Freedom Fund; and (3) the Subadvisory Agreement between Rafferty and Hundredfold Advisors, LLC (“Hundredfold”) on behalf of the Spectrum Equity Opportunity Fund, Spectrum Global Perspective Fund and Spectrum Select Alternative Fund. Each Fund listed above is referred to herein as each “Fund” and collectively, the “Funds.”

The Board did not identify any particular information that was most relevant to its consideration to approve each Advisory or Subadvisory Agreement (each an “Agreement” and collectively, the “Agreements”) and each Trustee may have afforded different weight to the various factors. In determining whether to approve the continuance of the Agreements, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreements for all of the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory and subadvisory relationship separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund to the extent applicable; (3) the cost to Rafferty or a subadviser for providing services and the profitability of the advisory business to Rafferty or a subadviser, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty and, in certain cases, a subadviser with other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty or a subadviser from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided or to be provided under the Advisory Agreements by Rafferty. The Board noted that Rafferty has provided services to the Trusts since their inception and has developed an expertise in managing the Funds. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations, if any. The Board also considered that Rafferty utilizes the services of an independent compliance consulting firm and that reports from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers and subadvisers. Regarding the Subadvisory Agreements with Horizon and Hundredfold, the Board noted that each subadviser utilizes those Funds it subadvises as the primary investments for its separate account clients. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreements and each subadviser under the applicable Subadvisory Agreement were fair and reasonable.

Performance of the Funds.  The Board evaluated the performance of each Fund relative to: (1) its benchmark index for monthly and annual periods ended July 31, 2010, where applicable; and (2) the average performance of the relevant Lipper fund universe for monthly and annual periods ended June 30, 2010. Although the Board received monthly performance reports for its consideration, the Board generally assigned more weight to the longer-term performance of the Funds. In this regard, the Board for all Funds noted the challenging nature of the markets for the calendar years 2008 and 2009.

With respect to the HCM Freedom Fund, the Board considered management’s description of the performance of the Lipper universe of flexible portfolio funds. The Board also considered that: (1) as of July 31, 2010, the Fund outperformed its benchmark index for the three-month, year-to-date, three- and five-year periods, and underperformed for the one-, six-, nine-month and one-year periods; and (2) as of June 30, 2010, the Fund outperformed the average of the relevant Lipper fund universe for all periods presented. The Board noted that the Fund’s six-month and three-year performance records were ranked first in its Lipper fund universe.

With respect to the Spectrum Equity Opportunity Fund, the Board considered management’s description of the performance of the Lipper universe of specialty diversified equity funds. The Board also considered that: (1) as of July 31, 2010, the Fund

DIREXION ANNUAL REPORT  35

outperformed its benchmark index for the three-month, year-to date and three year-periods, and underperformed for all other periods presented; and (2) as of June 30, 2010, the Fund outperformed the average of the relevant Lipper fund universe for all periods presented with the exception of the six-month and one-year periods, during which it underperformed.

With respect to the Spectrum Global Perspective Fund, the Board considered management’s description of the performance of the Lipper universe of global flexible funds. The Board also considered that: (1) as of July 31, 2010, the Fund outperformed its benchmark index for the three-month, three- and five-year periods, and underperformed for all other periods presented; and (2) as of June 30, 2010, the Fund outperformed the average of the relevant Lipper fund universe for the three-month period, and underperformed for the six-month, one- and three-year periods. The Board noted Hundredfold’s representation that the Fund in part underperformed due to its reduced market exposure during periods of market volatility.

With respect to the Spectrum Select Alternative Fund, the Board considered management’s description of the performance of the Lipper universe of high current yield funds. The Board also considered that: (1) as of July 31, 2010, the Fund outperformed its benchmark index for the one-, six- and nine-month, and one- and five-year periods, and underperformed for the three-month, year-to-date and three-year periods; and (2) as of June 30, 2010, the Fund underperformed the average of the relevant Lipper fund universe for all periods presented. The Board noted Hundredfold’s representation that, within the last 12-month period, the Fund took defensive positions, including large positions in cash, that detracted from its investment performance.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Advisory Agreement were fair and reasonable.

In considering the fees paid by Rafferty to the subadvisers of the Funds, the Board considered Rafferty’s representation that the fees and expenses generally are higher than industry averages. However, Rafferty explained that, in certain cases, the Funds help to lower the overall fees paid by the clients of the subadvisers. The Board considered the representation that the current expense ratio of each Fund is lower compared to the total cost of investing when the Funds were part of the subadvisers’ wrap account advisory programs. The Board noted the subadvisers’ representations that the Funds pay the lowest fee rate that a subadvisor charges for comparable client accounts. With respect to each Fund, the Board considered each subadviser’s profits or losses for its services, to the extent such information was provided. In this regard, the Board noted Hundredfold’s representation that it donated to charity all of the profits it earned with respect to the services it provided to the Spectrum Funds and Horizon’s pre-tax profits with respect to the services it provided to the HCM Freedom Fund. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. Rafferty noted that it was continuing to work on its sales and marketing efforts to raise additional assets. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. The subadvisers represented that they realized no benefits other than their direct compensation. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

36  DIREXION ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Lawrence C. Rafferty(1)
Age: 68	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	135	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Daniel J. Byrne
Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present.	135	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III
Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; C.P.A. 1979-present.	135	Trustee of Trust Under Will of Charles S. Payson

John Weisser
Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	135	Director, MainStay VP Fund Series; Director ICAP Funds, Inc; Director, The MainStay Funds; Director, Eclipse Funds, Inc.

DIREXION ANNUAL REPORT  37

Direxion Funds
TRUSTEES AND OFFICERS

Officers

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Daniel D. O’Neill
Age: 42	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	N/A	N/A

William Franca
Age: 53	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A

Christopher Lewis
Age: 39	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009 – present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Patrick J. Rudnick 615 East Michigan Street Milwaukee, WI 53202
Age: 37	Principal Financial Officer and Treasurer(3)	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services LLC, since 2006; Manager, PricewaterhouseCoopers LLP, 1999-2006.	N/A	N/A

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202
Age: 37	Secretary	One Year; Since 2004	Senior Vice President, U.S. Bancorp Fund Services, LLC, since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services LLC, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC, 2000-2003.	N/A	N/A

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion ETF Trust which currently offers for sale to the public 34 of the 102 funds currently registered with the SEC.

(3)	Mr. Rudnick replaced Guy F Talarico as Principal Financial Officer and Treasurer effective June 1, 2010.

The address for all trustees and officers except Patrick J. Rudnick and Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

38  DIREXION ANNUAL REPORT

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PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

ANNUAL REPORT

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
HCM Sub-Advisor
Horizon Capital Management, Inc.
141 Ridgeway Drive
Lafayette, LA 70503

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information or the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL REPORT

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Spectrum Funds Sub-Advisor
Hundredfold Advisors, LLC
2940 N. Lynnhaven Road
Virginia Beach, VA 23452

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information or the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Gerald E. Shanley III is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including assessment of FIN 48 for the Funds and additional tax research. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant. The table presents aggregate fees billed to the registrant and reflected in the financial statements of the report to shareholders.

	FYE 8/31/2010	FYE 8/31/2009

Audit Fees	$457,800	$462,670
Audit-Related Fees	—	—
Tax Fees	$120,000	$97,160
All Other Fees	—	—

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2010	FYE 8/31/2009

Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%
All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2010	FYE 8/31/2009

Registrant	None	None
Registrant’s Investment Adviser	None	None
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President

Date 10/25/2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President

Date 10/25/2010

By (Signature and Title)*	/s/ Patrick J. Rudnick Patrick J. Rudnick, Principal Financial Officer

Date 10/25/2010

*	Print the name and title of each signing officer under his or her signature.